   As filed with the Securities and Exchange Commission on April 5, 2005
                                                               File No. 33-63731
                                                                       811-07387

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                        [ ]
                                    --------
         Post-Effective Amendment No. 21                                    [X]
                                     ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.   11                                                  [X]
                       ------

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
               ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                                  P.O. BOX 2999
                             Hartford, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               Marianne O'Doherty
                   Hartford Life and Annuity Insurance Company
                                  P.O. Box 2999
                             Hartford, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on May 2, 2005 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ___________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    PART A

OMNISOURCE-REGISTERED TRADEMARK-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                                    [THE HARTFORD LOGO]

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This Prospectus describes information you should know before you enroll for coverage under the OmniSource-Registered Trademark- group flexible premium variable life insurance policy. Please read it carefully.

The OmniSource-Registered Trademark- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).


After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:




                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Alger American Growth Investment Division                   Class O of the Alger American Growth Portfolio of
                                                              The Alger American Fund
  Alger American Small Capitalization Investment Division     Class O of the Alger American Small Capitalization
                                                              Portfolio of The Alger American Fund
  American Funds Global Growth Investment Division            Class 2 of the Global Growth Fund of American
                                                              Funds Insurance Series
  American Funds Global Small Capitalization Investment       Class 2 of the Global Small Capitalization Fund of
  Division                                                    American Funds Insurance Series
  American Funds Growth Investment Division                   Class 2 of the Growth Fund of American Funds
                                                              Insurance Series
  American Funds International Investment Division            Class 2 of the International Fund of American
                                                              Funds Insurance Series
  American Funds Asset Allocation Investment Division         Class 2 of the Asset Allocation Fund of American
                                                              Funds Insurance Series
  Fidelity Variable Insurance Products Equity-Income          Initial Class of the Equity-Income Portfolio of
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products High Income            Initial Class of the High Income Portfolio of the
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Overseas Investment    Initial Class of the Overseas Portfolio of the
  Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS    Fidelity Variable Insurance Products
  AND TRANSFER OF INVESTMENT VALUE)
  Fidelity Variable Insurance Products Asset Manager          Initial Class of the Asset Manager-SM- Portfolio
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  of the Fidelity Variable Insurance Products
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Franklin Rising Dividends Securities Investment Division    Class 2 of the Franklin Rising Dividends
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Franklin Small-Mid Cap Growth Securities Investment         Class 2 of the Franklin Small-Mid Cap Growth
  Division (formerly named "Franklin Small Cap Investment     Securities Fund of the Franklin Templeton Variable
  Division")                                                  Insurance Products Trust (formerly named "Franklin
                                                              Small Cap Fund")
  Franklin Small Cap Value Securities Investment Division     Class 2 of the Franklin Small Cap Value Securities
                                                              Fund of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Franklin Strategic Income Securities Investment Division    Class 1 of the Franklin Strategic Income
                                                              Securities Fund of the Franklin Templeton Variable
                                                              Insurance Products Trust
  Franklin Templeton Mutual Shares Securities Investment      Class 2 of the Mutual Shares Securities Fund of
  Division                                                    the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Growth Securities Investment Division             Class 2 of the Templeton Growth Securities Fund of
                                                              the Franklin Templeton Variable Insurance Products
                                                              Trust
  Templeton Foreign Securities Investment Division            Class 2 of the Templeton Foreign Securities Fund
                                                              of the Franklin Templeton Variable Insurance
                                                              Products Trust
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford International Capital Appreciation Investment      Class IA of Hartford International Capital
  Division                                                    Appreciation HLS Fund
  Hartford Money Market Investment Division                   Class IA of Hartford Money Market HLS Fund
  Hartford SmallCap Value Investment Division                 Class IA of Hartford SmallCap Value HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund
  Hartford Total Return Bond Investment Division (formerly    Class IA of Hartford Total Return Bond HLS Fund
  named "Hartford Bond Investment Division")                  (formerly named "Hartford Bond HLS Fund")
  Hartford Value Opportunities Investment Division            Class IA of Hartford Value Opportunities HLS Fund
  Janus Aspen Mid Cap Growth Investment Division              Service Shares of the Mid Cap Growth Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Flexible Bond Investment Division (formerly     Service Shares of the Flexible Bond Portfolio of
  named "Janus Aspen Flexible Income Investment Division")    the Janus Aspen Series (formerly named "Flexible
                                                              Income Portfolio")
  JPMorgan Bond Investment Division                           JPMorgan Bond Portfolio of the J.P. Morgan Series
                                                              Trust II
  JPMorgan International Equity Investment Division           JPMorgan International Equity Portfolio of the
                                                              J.P. Morgan Series Trust II
  JPMorgan Mid Cap Value Investment Division                  JPMorgan Mid Cap Value Portfolio of the J.P.
                                                              Morgan Series Trust II
  JPMorgan Small Company Investment Division                  JPMorgan Small Company Portfolio of the J. P.
                                                              Morgan Series Trust II
  JPMorgan U.S. Large Cap Core Equity Investment Division     JPMorgan U.S. Large Cap Core Equity Portfolio of
                                                              the J.P. Morgan Series Trust II
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  MFS Investors Trust Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Investors Trust Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  MFS New Discovery Investment Division                       Initial Class of the MFS-Registered Trademark- New
                                                              Discovery Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the
                                                              MFS-Registered Trademark- Variable Insurance
                                                              Trust-SM-
  Morgan Stanley Emerging Markets Equity Investment Division  Class I of the Emerging Markets Equity Portfolio
                                                              of The Universal Institutional Funds, Inc.
  Morgan Stanley Equity Growth Investment Division            Class I of the Equity Growth Portfolio of The
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         Universal Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)
  Morgan Stanley Core Plus Fixed Income Investment Division   Class I of the Core Plus Fixed Income Portfolio of
                                                              The Universal Institutional Funds, Inc.
  Morgan Stanley Global Value Equity Investment Division      Class I of the Global Value Equity Portfolio of
  (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND         The Universal Institutional Funds, Inc.
  TRANSFER OF INVESTMENT VALUE)
  Morgan Stanley High Yield Investment Division               Class I of the High Yield Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Mid Cap Growth Investment Division           Class I of the Mid Cap Growth Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Technology Investment Division               Class I of the Technology Portfolio of The
                                                              Universal Institutional Funds, Inc.
  Morgan Stanley Value Investment Division (EFFECTIVE         Class I of the Value Portfolio of The Universal
  JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFER OF        Institutional Funds, Inc.
  INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Balanced         Class I of the Balanced Portfolio of the Neuberger
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Berman Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Limited          Class I of the Limited Maturity Bond Portfolio of
  Maturity Bond Investment Division (EFFECTIVE JULY 5, 2000,  the Neuberger Berman Advisers Management Trust
  CLOSED TO NEW PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Neuberger Berman Advisers Management Trust Partners         Class I of the Partners Portfolio of Neuberger
  Investment Division (EFFECTIVE JULY 5, 2000, CLOSED TO NEW  Berman Advisers Management Trust
  PREMIUMS AND TRANSFER OF INVESTMENT VALUE)
  Scudder VIT EAFE-Registered Trademark- Equity Index         Class A of the EAFE-Registered Trademark- Equity
  Investment Division                                         Index Fund of the Scudder VIT Funds
  Scudder VIT Equity 500 Index Investment Division            Class A of the Equity 500 Index Fund of the
                                                              Scudder VIT Funds
  Scudder VIT Small Cap Index Investment Division             Class A of the Small Cap Index Fund of the Scudder
                                                              VIT Funds


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford prospectus included in this OmniSource-Registered Trademark-Prospectus contains information relating to all of the Funds they offer. Not all of the Funds in the Hartford prospectus are available to you. Please review this OmniSource-Registered Trademark- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
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PROSPECTUS DATED: MAY 2, 2005

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         11
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    11
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             11
----------------------------------------------------------------------
  The Funds                                                      11
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           15
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 16
----------------------------------------------------------------------
PREMIUMS                                                         17
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 18
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          19
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             20
----------------------------------------------------------------------
LOANS                                                            23
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          24
----------------------------------------------------------------------
TERMINATION OF POLICY                                            24
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             25
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          25
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            25
----------------------------------------------------------------------
OTHER MATTERS                                                    25
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATION                                        26
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  30
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                30
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        32
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              33
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.


INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 45 Investment Divisions that are currently available for investment under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.


PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   MINIMUM CHARGE
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      MAXIMUM CHARGE
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      CHARGE FOR REPRESENTATIVE INSUREDS
                                                                                      $0.84 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male guaranteed
                                                                                      issue standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate.(2)

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.
     (2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                                       MINIMUM  MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    0.29%    1.71%
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                         ANNUAL FUND OPERATING EXPENSES
                       AS OF EACH FUND'S FISCAL YEAR END
                        (as a percentage of net assets)



                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                12B-1                EXPENSES (BEFORE                      NET
                                                             DISTRIBUTION            CONTRACTUAL FEE   CONTRACTUAL FEE   ANNUAL
                                                                AND/OR                  WAIVERS OR       WAIVERS OR       FUND
                                               MANAGEMENT     SERVICING     OTHER        EXPENSE           EXPENSE      OPERATING
                                                  FEES           FEES      EXPENSES  REIMBURSEMENTS)   REIMBURSEMENTS   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio: Class O
  Shares (2)                                      0.75%          N/A        0.10%           0.85%            N/A          0.85%
---------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization
  Portfolio: Class O Shares (2)                   0.85%          N/A        0.12%           0.97%            N/A          0.97%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund:
  Class 2 (3)                                     0.61%         0.25%       0.04%           0.90%            N/A          0.90%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization
  Fund: Class 2 (3)                               0.77%         0.25%       0.04%           1.06%            N/A          1.06%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Growth Fund: Class 2               0.35%         0.25%       0.01%           0.61%            N/A          0.61%
---------------------------------------------------------------------------------------------------------------------------------
American Funds International Fund:
  Class 2 (3)                                     0.54%         0.25%       0.05%           0.84%            N/A          0.84%
---------------------------------------------------------------------------------------------------------------------------------
American Funds Asset Allocation Fund:
  Class 2                                         0.36%         0.25%       0.01%           0.62%            N/A          0.62%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Equity-
  Income Portfolio: Initial Class (1)(4)          0.47%          N/A        0.11%           0.58%            N/A          0.58%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products High
  Income Portfolio: Initial Class (1)             0.58%          N/A        0.13%           0.71%            N/A          0.71%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products
  Overseas Portfolio: Initial Class (1)(4)        0.72%          N/A        0.19%           0.91%            N/A          0.91%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Asset
  Manager Portfolio: Initial Class (1)(4)         0.53%          N/A        0.12%           0.65%            N/A          0.65%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Rising Dividends Securities Fund:
  Class 2 (5)(6)(7)                               0.68%         0.25%       0.03%           0.96%           0.02%         0.94%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Mid-Cap Growth Securities
  Fund: Class 2 (5)(6) (formerly named
  "Franklin Small Cap Fund")                      0.48%         0.25%       0.29%           1.02%           0.03%         0.99%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Small Cap Value Securities Fund:
  Class 2 (5)(6)                                  0.53%         0.25%       0.18%           0.96%           0.04%         0.92%
---------------------------------------------------------------------------------------------------------------------------------
Franklin Strategic Income Securities Fund:
  Class 1 (5)                                     0.43%          N/A        0.25%           0.68%           0.02%         0.66%
---------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund: Class 2 (6)        0.60%         0.25%       0.15%           1.00%            N/A          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund:
  Class 2 (6)(7)                                  0.79%         0.25%       0.07%           1.11%            N/A          1.11%
---------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund:
  Class 2 (5)                                     0.68%         0.25%       0.19%           1.12%           0.05%         1.07%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund: Class IA              0.63%          N/A        0.04%           0.67%            N/A          0.67%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund:
  Class IA                                        0.63%          N/A        0.07%           0.70%            N/A          0.70%
---------------------------------------------------------------------------------------------------------------------------------
Hartford International Capital Appreciation
  HLS Fund: Class IA                              0.85%          N/A        0.12%           0.97%            N/A          0.97%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund: Class IA          0.45%          N/A        0.03%           0.48%            N/A          0.48%
---------------------------------------------------------------------------------------------------------------------------------
Hartford SmallCap Value HLS Fund: Class IA        0.87%          N/A        0.05%           0.92%            N/A          0.92%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund: Class IA                 0.46%          N/A        0.03%           0.49%            N/A          0.49%
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8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                12B-1                EXPENSES (BEFORE                      NET
                                                             DISTRIBUTION            CONTRACTUAL FEE   CONTRACTUAL FEE   ANNUAL
                                                                AND/OR                  WAIVERS OR       WAIVERS OR       FUND
                                               MANAGEMENT     SERVICING     OTHER        EXPENSE           EXPENSE      OPERATING
                                                  FEES           FEES      EXPENSES  REIMBURSEMENTS)   REIMBURSEMENTS   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Hartford Total Return Bond HLS Fund:
  Class IA (formerly named "Hartford Bond
  HLS Fund")                                      0.46%          N/A        0.04%           0.50%            N/A          0.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Value Opportunities HLS Fund:
  Class IA                                        0.64%          N/A        0.03%           0.67%            N/A          0.67%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio:
  Service Shares (8)(9)                           0.64%         0.25%       0.01%           0.90%            N/A          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio:
  Service Shares (8)(9)                           0.64%         0.25%       0.04%           0.93%            N/A          0.93%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio:
  Service Shares (8)(9)                           0.60%         0.25%       0.03%           0.88%            N/A          0.88%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio: Service
  Shares (8)(9)                                   0.55%         0.25%       0.01%           0.81%            N/A          0.81%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio: Service
  Shares (8)(9) (formerly named "Janus Aspen
  Flexible Income Portfolio")                     0.50%         0.25%       0.03%           0.78%            N/A          0.78%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Bond Portfolio                           0.30%          N/A        0.45%           0.75%            N/A          0.75%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan International Equity Portfolio (10)      0.60%          N/A        0.96%           1.56%           0.36%         1.20%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Mid Cap Value Portfolio                  0.70%          N/A        0.88%           1.58%           0.33%         1.25%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan Small Company Portfolio                  0.60%          N/A        0.55%           1.15%            N/A          1.15%
---------------------------------------------------------------------------------------------------------------------------------
JPMorgan U.S. Large Cap Core Equity
  Portfolio                                       0.35%          N/A        0.50%           0.85%            N/A          0.85%
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial
  Class (11)                                      0.75%          N/A        0.12%           0.87%            N/A          0.87%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series: Initial
  Class (11)(12)                                  0.75%          N/A        0.13%           0.88%           0.00%         0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series: Initial
  Class (11)                                      0.75%          N/A        0.11%           0.86%            N/A          0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Initial
  Class (11)                                      0.90%          N/A        0.11%           1.01%            N/A          1.01%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series: Initial
  Class (11)(12)                                  0.75%          N/A        0.11%           0.86%           0.00%         0.86%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Emerging Markets Equity Portfolio:
  Class I (13)                                    1.25%          N/A        0.46%           1.71%            N/A          1.71%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Equity Growth Portfolio:
  Class I (1)(13)(14)                             0.50%          N/A        0.34%           0.84%            N/A          0.84%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Core
  Plus Fixed Income Portfolio:
  Class I (13)(14)                                0.38%          N/A         .32%           0.70%            N/A          0.70%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Global Value Equity Portfolio:
  Class I (1)(13)(14)                             0.67%          N/A        0.37%           1.04%            N/A          1.04%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High
  Yield Portfolio: Class I (13)(14)               0.45%          N/A        0.40%           0.85%            N/A          0.85%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid
  Cap Growth Portfolio: Class I (13)              0.75%          N/A        0.38%           1.13%            N/A          1.13%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Technology Portfolio: Class I (13)              0.80%          N/A        0.49%           1.29%            N/A          1.29%
---------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
  Value Portfolio: Class I (1)(13)                0.55%          N/A        0.40%           0.95%            N/A          0.95%
---------------------------------------------------------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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                                                                                       TOTAL ANNUAL
                                                                                      FUND OPERATING
                                                                12B-1                EXPENSES (BEFORE                      NET
                                                             DISTRIBUTION            CONTRACTUAL FEE   CONTRACTUAL FEE   ANNUAL
                                                                AND/OR                  WAIVERS OR       WAIVERS OR       FUND
                                               MANAGEMENT     SERVICING     OTHER        EXPENSE           EXPENSE      OPERATING
                                                  FEES           FEES      EXPENSES  REIMBURSEMENTS)   REIMBURSEMENTS   EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
  Balanced Portfolio: Class I (1)                 0.85%          N/A        0.25%           1.10%            N/A          1.10%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
  Limited Maturity Bond Portfolio:
  Class I (1)                                     0.65%          N/A        0.08%           0.73%            N/A          0.73%
---------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Advisers Management Trust
  Partners Portfolio: Class I (1)                 0.83%          N/A        0.08%           0.91%            N/A          0.91%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE-Registered Trademark-
  Equity Index Fund: Class A (15)                 0.45%          N/A        0.37%           0.82%           0.17%         0.65%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund:
  Class A (15)                                    0.20%          N/A        0.09%           0.29%            N/A          0.29%
---------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund:
  Class A (15)                                    0.35%          N/A        0.13%           0.48%           0.03%         0.45%
---------------------------------------------------------------------------------------------------------------------------------



(1) Effective July 5, 2000, closed to new premiums or transfer of Investment Value.



(2) Operating expenses shown are for Class O Shares. The Alger American Fund offers both Class O and Class S Shares. The classes differ only in that Class S Shares are subject to distribution and shareholder servicing fees, while Class O Shares are not.



(3) The funds' investment adviser is voluntarily waiving a portion of management fees. "Other Expenses" do not take into account these fee waivers, and are therefore higher than the actual expenses of the funds. Had these fee waivers been taken into account, Total Operating Expenses would have been lower for certain funds and would equal:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
American Funds Global Growth Fund: Class 2                    0.60%           0.25%      0.04%       0.89%
------------------------------------------------------------------------------------------------------------
American Funds Global Small Capitalization Fund:
  Class 2                                                     0.76%           0.25%      0.04%       1.05%
------------------------------------------------------------------------------------------------------------
American Funds International Fund: Class 2                    0.53%           0.25%      0.05%       0.83%
------------------------------------------------------------------------------------------------------------



(4) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of univested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.57% for the Equity Income Portfolio; 0.87% for the Overseas Portfolio; and 0.64% for the Asset Manager Portfolio. These offsets may be discontinued at any time.



(5) The Fund's manager has agreed in advance to reduce its fees from assets invested by the Fund in a Franklin Templeton Money Market Fund (the Sweep Money Fund). This reduction is required by the Fund's Board of Trustees (Board) and an order of the Securities and Exchange Commission.



(6) While the maximum amount payable under the Fund's class rule 12b-1 plan is 0.35% per year of the Fund's class average annual net assets, the Board has set the current rate at 0.25% per year.



(7) The Fund administration fee is paid indirectly through the management fee.



(8) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charge.



(9) Expenses are based upon expenses for the year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of any expense offset arrangements.



(10) Reflects a written agreement pursuant to which JPMorgan Chase Bank agrees that it will reimburse the Portfolio to the extent total annual operating expenses of the Portfolio's Shares (excluding interest, taxes and extraordinary expenses) exceed 1.20% for the JPMorgan International Equity Portfolio and 1.25% of the JPMorgan Mid Cap Value Portfolio of the applicable Portfolio's average daily net assets through 4/30/06. In addition, the Portfolio's service providers may voluntarily waive or reimburse certain of their fees, as they may determine, from time to time.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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(11) Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, Total Operating Expenses would have been lower for certain series and would equal:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial Class                     0.75%            N/A       0.11%       0.86%
------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series: Initial Class                     0.75%            N/A       0.10%       0.85%
------------------------------------------------------------------------------------------------------------
MFS New Discovery Series: Initial Class                       0.90%            N/A       0.10%       1.00%
------------------------------------------------------------------------------------------------------------



(12) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.



(13) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, as a percentage of the average daily net assets of each Portfolio's Class I shares do not exceed: 1.65% for the Emerging Markets Equity Portfolio; 0.85% for the Equity Growth Portfolio; 0.70% for the Core Plus Fixed Income Portfolio; 1.15% for the Global Value Portfolio; 0.80% for the High Yield Portfolio; 1.05% for the Mid Cap Growth Portfolio; 1.15% for the Technology Portfolio; and 0.85% of the Value Portfolio. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such fee reductions, the "Management Fees", "12b-1 Fees", "Other Expenses" and "Total Operating Expenses" for certain Portfolios would be as follows:



                                                                                                     TOTAL
                                                                                         OTHER     OPERATING
                                                          MANAGEMENT FEE   12B-1 FEES   EXPENSES   EXPENSES
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Emerging Markets
  Equity Portfolio: Class                                     1.19%            N/A       0.46%       1.65%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. High Yield
  Portfolio: Class I                                          0.40%            N/A       0.40%       0.80%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Mid Cap Growth
  Portfolio: Class I                                          0.67%            N/A       0.38%       1.05%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Technology
  Portfolio: Class I                                          0.66%            N/A       0.49%       1.15%
------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. Value Portfolio:
  Class I                                                     0.45%            N/A       0.40%       0.85%
------------------------------------------------------------------------------------------------------------



(14) Expense information has been restated to reflect current fees in effect as of November 1, 2004.



(15) Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2005, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts for the A share class of the applicable Fund: 0.65% for the Scudder VIT EAFE Equity Index Fund; 0.30% for the Scudder VIT EAFE 500 Index Fund; and 0.45% for the Scudder VIT Small Cap Index Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05       A+    Financial strength
------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05      AA-    Financial strength
------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05      AA     Financial strength
------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.


The Separate Account has 45 Investment Divisions dedicated to the Policies that are currently available for investment. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.


The following Portfolios are available under your Certificate:



ALGER AMERICAN GROWTH PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.(1)



ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO: CLASS O SHARES -- Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell-Registered Trademark- 2000 Growth Index.(1)



AMERICAN FUNDS GLOBAL GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.



AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in stocks of smaller companies around the world that typically have market capitalizations of $50 million to $2 billion.



AMERICAN FUNDS GROWTH FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in U.S. common stocks which demonstrate the potential to provide strong earnings over the years.



AMERICAN FUNDS INTERNATIONAL FUND: CLASS 2 -- Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.



AMERICAN FUNDS ASSET ALLOCATION FUND: CLASS 2 -- Seeks high total return, including income and capital gains, consistent with the preservation of capital over the long term through a diversified portfolio that can include common stocks and other equity-type securities, bonds and other intermediate and long-term debt securities, and money market instruments.



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS EQUITY-INCOME
PORTFOLIO: INITIAL CLASS -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on

(1) FUND DESCRIPTION IS FOR CLASS O SHARES. THE ALGER AMERICAN FUND OFFERS BOTH CLASS O AND CLASS S SHARES. THE CLASSES DIFFER ONLY IN THAT CLASS S SHARES ARE SUBJECT TO DISTRIBUTION AND SHAREHOLDER SERVICING FEES, WHILE CLASS O SHARES ARE NOT.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the securities comprising the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark- ). (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS HIGH INCOME
PORTFOLIO: INITIAL CLASS -- Seeks a high level of current income, while also considering growth of capital. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS OVERSEAS PORTFOLIO:
INITIAL CLASS -- Seeks long-term growth of capital. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS ASSET MANAGER-SM-
PORTFOLIO: INITIAL CLASS -- Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 2 -- Seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends.



FRANKLIN SMALL MID-CAP GROWTH SECURITIES FUND: CLASS 2 (FORMERLY NAMED "FRANKLIN SMALL CAP FUND") -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. For this Fund, small cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000-Registered Trademark-Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market capitalization values not exceeding $8.5 billion, at the time of purchase.



FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 2 -- Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and invests primarily to predominantly in equity securities. For this Fund, small-capitalization companies are those with market capitalization values not exceeding $2.5 billion, at the time of purchase.



FRANKLIN STRATEGIC INCOME SECURITIES FUND: CLASS 1 -- Seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including those in emerging markets.



MUTUAL SHARES SECURITIES FUND: CLASS 2 -- Seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities, and substantially in undervalued stocks, risk arbitrage securities and distressed companies.



TEMPLETON GROWTH SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.



TEMPLETON FOREIGN SECURITIES FUND: CLASS 2 -- Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital.



HARTFORD INTERNATIONAL CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks capital appreciation.



HARTFORD MONEY MARKET HLS FUND: CLASS IA -- Seeks maximum current income consistent with liquidity and preservation of capital.



HARTFORD SMALLCAP VALUE HLS FUND: CLASS IA -- Seeks short-term capital appreciation.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration.



HARTFORD TOTAL RETURN BOND HLS FUND: CLASS IA (FORMERLY NAMED "HARTFORD BOND HLS FUND") -- Seeks competitive total return, with income as a secondary objective.



HARTFORD VALUE OPPORTUNITIES HLS FUND: CLASS IA -- Seeks short- and long-term capital appreciation.



JANUS ASPEN MID CAP GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.



JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.



JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.



JANUS ASPEN FLEXIBLE BOND PORTFOLIO: SERVICE SHARES (FORMERLY NAMED "JANUS ASPEN FLEXIBLE INCOME PORTFOLIO") -- Seeks to obtain maximum total return, consistent with preservation of capital.



JPMORGAN BOND PORTFOLIO -- Seeks high total return consistent with moderate risk of capital and maintenance of liquidity.



JPMORGAN INTERNATIONAL EQUITY PORTFOLIO -- Seeks high total return from a portfolio of equity securities of foreign companies.



JPMORGAN MID CAP VALUE PORTFOLIO -- Seeks growth from capital appreciation.



JPMORGAN SMALL COMPANY PORTFOLIO -- Seeks high total return from a portfolio of small company stocks.



JPMORGAN U.S. LARGE CAP CORE EQUITY PORTFOLIO -- Seeks high total return from a portfolio of selected equity securities.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.



MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS INVESTORS TRUST SERIES: INITIAL CLASS -- Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.



MFS NEW DISCOVERY SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EMERGING MARKETS EQUITY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. EQUITY GROWTH PORTFOLIO: CLASS
I -- Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. CORE PLUS FIXED INCOME PORTFOLIO: CLASS I -- Seeks above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. GLOBAL VALUE EQUITY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including United States issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. HIGH YIELD PORTFOLIO: CLASS I -- Seeks above average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of high yield securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. MID CAP GROWTH PORTFOLIO: CLASS
I -- Seeks long-term capital growth by investing primarily in common stocks and other equity securities.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. TECHNOLOGY PORTFOLIO: CLASS I -- Seeks long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects will benefit from their involvement in technology and technology-related industries.



THE UNIVERSAL INSTITUTIONAL FUNDS, INC. VALUE PORTFOLIO: CLASS I -- Seeks above average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST BALANCED PORTFOLIO: CLASS I -- Seeks growth of capital and reasonable current income without undue risk to principal. The portfolio invests primarily in equity securities of medium capitalization companies and fixed income securities from U.S. government and corporate issuers. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST LIMITED MATURITY BOND PORTFOLIO:
CLASS I -- Seeks to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The Portfolio invests in short- to intermediate-term debt securities, primarily investment grade. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST PARTNERS PORTFOLIO: CLASS I -- Seeks capital growth by investing mainly in common stocks of established mid- to large- capitalization companies. (EFFECTIVE JULY 5, 2000, CLOSED TO NEW PREMIUMS AND TRANSFERS OF INVESTMENT VALUE)



SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the performance of the Morgan Stanley Capital International EAFE-Registered Trademark- Index (the "MSCI EAFE-Registered Trademark- Index") which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund invests in these securities in approximately the same weightings as the MSCI
EAFE-Registered Trademark- Index. The MSCI EAFE-Registered Trademark- Index is a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States.(2)



SCUDDER VIT EQUITY 500 INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index (the
"S&P 500-Registered Trademark- Index"). The Fund invests in a statistically selected sample of the securities found in the S&P 500-Registered Trademark-Index. The S&P 500-Registered Trademark- Index is an index of 500 common stocks, most of which trade on the New York Stock Exchange.(3)



SCUDDER VIT SMALL CAP INDEX FUND: CLASS A -- Seeks to match as closely as possible (before deduction for expenses) the total return of the Russell 2000-Registered Trademark- Small Stock Index (the
"Russell 2000-Registered Trademark-"). The Fund invests in a statistically selected sample of the securities found in the Russell 2000-Registered Trademark-. The Russell 2000-Registered Trademark- is composed of approximately 2,000 small-capitalization common stocks.(4)



(2) THE EAFE-REGISTERED TRADEMARK- INDEX IS THE EXCLUSIVE PROPERTY OF MORGAN STANLEY. MORGAN STANLEY CAPITAL INTERNATIONAL IS A SERVICE MARK OF MORGAN STANLEY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.


(3) "S&P 500-REGISTERED TRADEMARK-" AND "STANDARD &
POOR'S-REGISTERED TRADEMARK-" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES AND HAVE BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.


(4) "RUSSELL 2000-REGISTERED TRADEMARK-" IS A TRADEMARK OF THE FRANK RUSSELL COMPANY AND HAS BEEN LICENSED FOR USE BY DEUTSCHE ASSET MANAGEMENT, INC.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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INVESTMENT ADVISERS: The Alger American Fund is managed by Fred Alger Management, Inc. The American Funds Insurance Series is managed by Capital Research and Management Company. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. The Franklin Rising Dividends Securities Fund is managed by Franklin Advisory Services, LLC. The Franklin Small-Mid Cap Growth Securities Fund is managed by Franklin Advisers, Inc. The Franklin Small Cap Value Fund is managed by Franklin Advisory Services, LLC. The Franklin Strategic Income Securities Fund is managed by Franklin Advisers, Inc. The Mutual Shares Securities Fund is managed by Franklin Mutual Advisers, LLC. The Templeton Growth Securities Fund is managed by Templeton Global Advisors Limited. The Templeton Foreign Securities Fund is managed by Templeton Investment Counsel, LLC. Hartford Advisers HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford International Capital Appreciation HLS Fund, Hartford Money Market HLS Fund, Hartford SmallCap Value HLS Fund, Hartford Stock HLS Fund, Hartford Total Return Bond HLS Fund and Hartford Value Opportunities HLS Fund, are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors and provide day to day investment services. Hartford SmallCap Value HLS Fund is sub-advised by Janus Capital Management LLC. Janus Aspen Series is managed by Janus Capital Management LLC. J.P. Morgan Series Trust II is managed by J.P. Morgan Investment Management Inc. The MFS-Registered Trademark- Variable Insurance Trust is managed by MFSTM Investment Management. The Universal Institutional Funds, Inc. is managed by Morgan Stanley Investment Management, doing business in this instance as Van Kampen. Neuberger Berman Advisers Management Trust is managed by Neuberger Berman Management Inc. Scudder VIT Funds are managed by Deutsche Asset Management, Inc. and sub-advised by Northern Trust Investments, Inc.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.


We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.


Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.


These payments are described in more detail in the Statement of Additional Information (SAI). You may obtain a copy of the SAI by calling 1-800-854-3384.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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CHARGES AND DEDUCTIONS

DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a sales charge, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

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Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE
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OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Hartford Money Market Investment Division if you selected it as an initial allocation option.


  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Hartford Money Market Investment Division. Upon the expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.


- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Hartford Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation

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Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
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VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS


As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.


MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations" Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.


Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.


Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME


 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payment at request of beneficiary.


SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.


A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:


- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.


BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value as of such date. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.


MAKING WITHDRAWALS FROM THE CERTIFICATE
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SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.


If the partial withdrawal request is a percentage then we calculate proceeds of the partial withdrawal as of the Valuation Day we receive the request.


We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.


A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."


TRANSFERS AMONG INVESTMENT DIVISIONS
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AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.


The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.



You may make transfers between the Investment Divisions offered in this Certificate according to our policies and procedures.



WHAT IS AN INVESTMENT DIVISION TRANSFER?



An Investment Division Transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Investment Divisions available in your Certificate.



WHAT HAPPENS WHEN I REQUEST AN INVESTMENT DIVISION TRANSFER?



When you request an Investment Division Transfer, Hartford sells shares of the underlying Fund that makes up the Investment Division you are transferring from and buys shares of the underlying Fund that makes up the Investment Division you want to transfer into.



Each day, many Policy Owners and Certificate Owners request Investment Division Transfers. Some request transfers into a particular Investment Division and others request transfers out of a particular Investment Division. In addition, each day some Policy Owners and Certificate Owners allocate new premium payments to Investment Divisions and others request surrenders. In addition, monthly charges, such as cost of insurance and administrative fees, are transferred out of the Investment Divisions. Further, when there is a pending death claim on a Certificate, all money invested in any of the Investment Divisions is transferred to the Hartford Money Market Investment Division. Hartford combines all the Policy Owner and Certificate Owner requests to transfer out of an Investment Division along with all transfers from that Investment Division as a result of a surrender, withdrawal, loan, or pending death claim and determines how many shares of that Investment Division's underlying Fund Hartford would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Investment Division or new Premium Payments allocated to that Investment Division and determines how many shares of

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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that Investment Division's underlying Fund Hartford would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Investment Division Transfers described for variable life Policy Owners and Certificate Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock Investment Division with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Certificate Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE AN INVESTMENT DIVISION
TRANSFER?



You should be aware that there are several important restrictions on your ability to make an Investment Division Transfer.



FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER EACH DAY. Hartford limits each Certificate Owner to one Investment Division Transfer each day. Hartford counts all Investment Division Transfer activity that occurs on any one day as one Investment Division Transfer, except you cannot transfer the same Investment Value more than once in a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market Investment Division into another Investment Division, it would count as one Investment Division Transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you choose), that day's transfer activity would count as one Investment Division Transfer. Conversely, if you have $10,000 in Investment Value distributed among five different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division Transfer.



However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in the Hartford Money Market Investment Division and you transfer all $10,000 into the Hartford Stock Investment Division, on that same day you could not then transfer the $10,000 out of the Hartford Stock Investment Division into another Investment Division.



SECOND, YOU MAY ONLY MAKE TWELVE INVESTMENT DIVISION TRANSFERS PER COVERAGE YEAR. You should not purchase this Certificate if you want to make frequent Investment Division Transfers for any reason. In particular, Hartford does not want you to purchase this Certificate if you plan to engage in "Market Timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Investment Division Transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



x  12 Transfer Rule (described above)



x  Third Party Transfer Service Agreements (described below).



However, you should be aware that Hartford's procedures and attempts to preclude frequent trading may not be effective. You should be aware that Market Timing may still occur within the parameters that Hartford has established.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Certificate Owners with aggregate Investment Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Investment Division Transfers. Hartford is not currently requiring Certificate Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting trading. This means that if you request to be excused from any of the policies and to be permitted to engage in an Investment Division Transfer that would violate any of these policies, Hartford will refuse your request.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. You should be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Investment Division Transfers that does not violate the precise

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  terms of transfer restrictions. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this Certificate and any subsequent or more recent versions of this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Investment Division Transfers, then Hartford cannot apply the transfer restrictions and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Investment Division Transfers done by Certificate Owners of this Certificate.



HOW AM I AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?



Frequent Investment Division Transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Certificate and may also lower your Certificate's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Certificate.



Because frequent transfers may raise the costs associated with this Certificate and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the Certificates together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the prospectus for the Certificates, the policies and procedures described in the prospectus for the Certificates control how we administer Investment Division Transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Hartford Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Hartford Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
--------------------------------------------------------------------------------

As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

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TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
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LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
--------------------------------------------------------------------------------

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
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MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
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The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS
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REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

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- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

    Hartford Life Private Placement
    (formerly named "International
    Corporate Marketing Group")
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932


FEDERAL TAX CONSIDERATIONS

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INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations,

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 standards.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.



We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.



There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.



The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

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TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations

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issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

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NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.


PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Hartford Money Market HLS Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
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There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
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related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

32                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

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WHERE YOU CAN FIND MORE INFORMATION


You can call your representative or us at 1-800-854-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:


       Hartford Life Private Placement
       (formerly named "International Corporate Marketing Group")
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
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OMNISOURCE-REGISTERED TRADEMARK-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.

DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
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 SERVICES                                                                 3
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 EXPERTS                                                                  3
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 DISTRIBUTION OF THE POLICIES                                             3
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 ADDITIONAL INFORMATION ABOUT CHARGES                                     5
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 PERFORMANCE DATA                                                         5
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 FINANCIAL STATEMENTS                                                    SA-1
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
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SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
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The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


DISTRIBUTION OF THE POLICIES
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Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").



Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004: $33,760,690; 2003:
$36,950,720.77; and 2002: $42,906,757. HESCO did not retain any of these underwriting commissions.



HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representatives ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.



Broker-Dealers are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation consists of commissions.



We pay commission that vary with the sales agreement and associated commission schedules. During the first Policy Year, the most common commission we pay is 6% of the premium paid. The maximum commission that we pay for premium paid

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the First Policy Year is 10%. In Policy Years 2 and later, the most common commission we pay is 6% of premiums paid. The maximum is 10%.



Your Sales Representative typically receives a portion of the compensation that is payable to his or her Broker-Dealer in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.


ADDITIONAL INFORMATION ABOUT CHARGES
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SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                                    PART A

THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932
TELEPHONE: (800) 854-3384                                                    [The Hartford LOGO]

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This Prospectus describes information you should know before you enroll for coverage under The One(-Registered Trademark-) Provider-SM- (formerly known as Pegasus Provider) group flexible premium variable life insurance policy. Please read it carefully.

The One Provider group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
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After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION:                                    PURCHASES SHARES OF:
  JPMorgan Investment Trust Bond Investment Division          JPMorgan Investment Trust Bond Portfolio (formerly
  (formerly named "One Group Investment Trust Bond            named "One Group(-Registered Trademark-)
  Investment Division")                                       Investment Trust Bond Portfolio")
  JPMorgan Investment Trust Government Bond Investment        JPMorgan Investment Trust Government Bond
  Division (formerly named "One Group Investment Trust        Portfolio (formerly named "One
  Government Bond Investment Division")                       Group(-Registered Trademark-) Investment Trust
                                                              Government Bond Portfolio")
  JPMorgan Investment Trust Balanced Investment Division      JPMorgan Investment Trust Balanced Portfolio
  (formerly named "One Group Investment Trust Balanced        (formerly named "One Group(-Registered Trademark-)
  Investment Division")                                       Investment Trust Balanced Portfolio")
  JPMorgan Investment Trust Large Cap Growth Investment       JPMorgan Investment Trust Large Cap Growth
  Division (formerly named "One Group Investment Trust Large  Portfolio (formerly named "One
  Cap Growth Investment Division")                            Group(-Registered Trademark-) Investment Trust
                                                              Large Cap Growth Portfolio")
  JPMorgan Investment Trust Equity Index Investment Division  JPMorgan Investment Trust Equity Index Portfolio
  (formerly named "One Group Investment Trust Equity Index    (formerly named "One Group(-Registered Trademark-)
  Investment Division")                                       Investment Trust Equity Index Portfolio")
  JPMorgan Investment Trust Diversified Equity Investment     JPMorgan Investment Trust Diversified Equity
  Division (formerly named "One Group Investment Trust        Portfolio (formerly named "One
  Diversified Equity Investment Division")                    Group(-Registered Trademark-) Investment Trust
                                                              Diversified Equity Portfolio")
  JPMorgan Investment Trust Mid Cap Growth Investment         JPMorgan Investment Trust Mid Cap Growth Portfolio
  Division (formerly named "One Group Investment Trust Mid    (formerly named "One Group(-Registered Trademark-)
  Cap Growth Investment Division")                            Investment Trust Mid Cap Growth Portfolio")
  JPMorgan Investment Trust Diversified Mid Cap Investment    JPMorgan Investment Trust Diversified Mid Cap
  Division (formerly named "One Group Investment Trust        Portfolio (formerly named "One
  Diversified Mid Cap Investment Division")                   Group(-Registered Trademark-) Investment Trust
                                                              Diversified Mid Cap Portfolio")
  JPMorgan Investment Trust Mid Cap Value Investment          JPMorgan Investment Trust Mid Cap Value Portfolio
  Division (formerly named "One Group Investment Trust Mid    (formerly named "One Group(-Registered Trademark-)
  Cap Value Investment Division")                             Investment Trust Mid Cap Value Portfolio")
  Fidelity Variable Insurance Products Equity-Income          Service Class of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products


                     INVESTMENT DIVISION:                                    PURCHASES SHARES OF:
  Fidelity Variable Insurance Products High Income            Service Class of the High Income Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Money Market           Initial Class of the Money Market Portfolio of the
  Investment Division                                         Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Asset Manager          Service Class of the Asset Manager Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Index 500 Investment   Initial Class of the Index 500 Portfolio of the
  Division                                                    Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Growth Opportunities   Service Class of the Growth Opportunities
  Investment Division                                         Portfolio of the Fidelity Variable Insurance
                                                              Products
  Putnam VT International Equity Investment Division          Class IB of the Putnam VT International Equity
                                                              Fund of Putnam Variable Trust
  Putnam VT Vista Investment Division                         Class IB of the Putnam VT Vista Fund of Putnam
                                                              Variable Trust
  Putnam VT Voyager Investment Division                       Class IB of the Putnam VT Voyager Fund of Putnam
                                                              Variable Trust


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Putnam prospectus included in this The One Provider Prospectus contains information relating to all of the funds they offer. Not all the funds in the Putnam prospectus are available to you. The One Group Investment Trust prospectus included in this The One Provider Prospectus contains information relating to all One Group Investment Trust Portfolios. Please review this The One Provider product prospectus for details regarding which funds are available in The One Provider (see "The Funds").

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

Variable life insurance policies are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they federally insured or otherwise protected by the FDIC, the Federal Reserve Board, or any other agency; they are subject to investment risk, including possible loss of the principal amount invested.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
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PROSPECTUS DATED: MAY 2, 2005

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLES                                                        5
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     8
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One              8
----------------------------------------------------------------------
  The Funds                                                       8
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           10
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 11
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          15
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             15
----------------------------------------------------------------------
LOANS                                                            18
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          19
----------------------------------------------------------------------
TERMINATION OF POLICY                                            20
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             20
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CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          20
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SUPPLEMENTAL BENEFITS                                            21
----------------------------------------------------------------------
OTHER MATTERS                                                    21
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       22
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  25
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                26
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        27
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              28
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

    - The Face Amount; and

    - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

    - The Face Amount plus the Cash Value; and

    - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 18 different Investment Divisions, available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      Maximum Charge
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      Charge for representative insureds
                                                                                      $0.84 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male guaranteed
                                                                                      issue standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate.(2)

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.
     (2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                                       MINIMUM  MAXIMUM
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Total Annual Fund Operating Expenses                                                    0.10%    1.19%
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6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                                                     TOTAL ANNUAL
                                                                                         FUND
                                                                                      OPERATING
                                                            12B-1                  EXPENSES (BEFORE                        NET
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
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JPMorgan Investment Trust Bond Portfolio
  (formerly named "One Group-Registered
  Trademark- Investment Trust Bond
  Portfolio") (1)                             0.60%          N/A         0.19%          0.79%              0.04%          0.75%
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JPMorgan Investment Trust Government Bond
  Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Government Bond Portfolio")           0.45%          N/A         0.18%          0.63%               N/A           0.63%
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JPMorgan Investment Trust Balanced
  Portfolio (formerly named "One
  Group-Registered Trademark- Investment
  Trust Balanced Portfolio")                  0.70%          N/A         0.18%          0.88%               N/A           0.88%
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JPMorgan Investment Trust Large Cap Growth
  Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Large Cap Growth Portfolio")          0.65%          N/A         0.18%          0.83%               N/A           0.83%
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JPMorgan Investment Trust Equity Index
  Portfolio (formerly named "One
  Group-Registered Trademark- Investment
  Trust Equity Index Portfolio")              0.30%          N/A         0.20%          0.50%               N/A           0.50%
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JPMorgan Investment Trust Diversified
  Equity Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Diversified Equity Portfolio")        0.74%          N/A         0.18%          0.92%               N/A           0.92%
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JPMorgan Investment Trust Mid Cap Growth
  Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Mid Cap Growth Portfolio")            0.65%          N/A         0.21%          0.86%               N/A           0.86%
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JPMorgan Investment Trust Diversified Mid
  Cap Portfolio (formerly named "One
  Group-Registered Trademark-Investment
  Trust Diversified Mid Cap Portfolio")       0.74%          N/A         0.20%          0.94%               N/A           0.94%
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JPMorgan Investment Trust Mid Cap Value
  Portfolio (formerly named "One
  Group-Registered Trademark- Investment
  Trust Mid Cap Value Portfolio")             0.74%          N/A         0.19%          0.93%               N/A           0.93%
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Fidelity Variable Insurance Products
  Equity-Income Portfolio -- Service Class
  (2)                                         0.47%         0.10%        0.11%          0.68%               N/A           0.68%
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Fidelity Variable Insurance Products High
  Income Portfolio -- Service Class           0.58%         0.10%        0.13%          0.81%               N/A           0.81%
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Fidelity Variable Insurance Products Money
  Market Portfolio -- Initial Class           0.20%          N/A         0.09%          0.29%               N/A           0.29%
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Fidelity Variable Insurance Products Asset
  Manager Portfolio -- Service Class (2)      0.53%         0.10%        0.13%          0.76%               N/A           0.76%
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Fidelity Variable Insurance Products Index
  500 Portfolio -- Initial Class (3)          0.10%          N/A         0.00%          0.10%               N/A           0.10%
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Fidelity Variable Insurance Products
  Growth Opportunities Portfolio --
  Service Class (2)                           0.58%         0.10%        0.14%          0.82%               N/A           0.82%
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Putnam VT International Equity Fund --
  Class IB Shares                             0.75%         0.25%        0.19%          1.19%               N/A           1.19%
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Putnam VT Vista Fund -- Class IB Shares       0.65%         0.25%        0.14%          1.04%               N/A           1.04%
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Putnam VT Voyager Fund -- Class IB Shares     0.56%         0.25%        0.08%          0.89%               N/A           0.89%
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(1) The investment adviser or its affiliates have contractually agreed to waive a portion of its fees and/or reimburse expenses until April 30, 2006.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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(2) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 0.67% for the Equity Income Portfolio; 0.75% for the Asset Manager Portfolio; and, 0.80% for the Growth Opportunities Portfolio. These offsets may be discontinued at any time.



(3) Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, management fees for the fund have been reduced to 0.10%, and fund expenses are limited to 0.10% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on the fund manager's part. The expense limit does not, however, apply to new funds or classes that may be created in the future.

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
-----------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             2/15/05      A+          Financial strength
-----------------------------------------------------------------------------------------------------
 Standard & Poor's                       2/15/05     AA-          Financial strength
-----------------------------------------------------------------------------------------------------
 Fitch                                   2/15/05     AA           Financial strength
-----------------------------------------------------------------------------------------------------


ICMG REGISTERED VARIABLE LIFE
SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.

The Separate Account has 18 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.


THE FUNDS



The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are sold exclusively to separate accounts of insurance companies for variable annuity and variable life insurance products.(1) The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. Although they may have similar investment strategies and the same portfolio managers as retail mutual funds, they have different performance, fees and expenses than retail mutual funds.



We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statements of Additional Information describe these risks and the Portfolios' expenses. We have included the Funds' prospectuses in this Prospectus.



The following Portfolios are available under your Certificate:



JPMORGAN INVESTMENT TRUST BOND PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST BOND PORTFOLIO") -- The Portfolio seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.



JPMORGAN INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST GOVERNMENT BOND PORTFOLIO") -- The Portfolio seeks a high level of current income with liquidity and safety of principal.



JPMORGAN INVESTMENT TRUST BALANCED PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST BALANCED PORTFOLIO") -- The Portfolio seeks to provide total return while preserving capital.



JPMORGAN INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH PORTFOLIO") -- The Portfolio seeks long-term capital appreciation and growth of income by investing primarily in equity securities.



JPMORGAN INVESTMENT TRUST EQUITY INDEX PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST EQUITY INDEX PORTFOLIO") -- The Portfolio seeks investment results that correspond to the aggregate price and dividend performance of securities in the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").(2)



JPMORGAN INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY PORTFOLIO") -- The Portfolio seeks long-term capital growth and growth of income with a secondary objective of providing a moderate level of current income.



JPMORGAN INVESTMENT TRUST MID CAP GROWTH PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST MID CAP GROWTH PORTFOLIO") -- The Portfolio seeks growth of capital and secondarily, current income by investing primarily in equity securities.



JPMORGAN INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP PORTFOLIO") -- The Portfolio seeks long-term

(1) IN THE FUTURE, SHARES OF THE JPMORGAN INVESTMENT TRUST PORTFOLIOS MAY ALSO BE SOLD TO QUALIFIED PENSION AND RETIREMENT PLANS FOR THE BENEFIT OF PLAN PARTICIPANTS.



(2) "S&P 500" IS A REGISTERED SERVICE MARK OF STANDARD & POOR'S CORPORATION, WHICH DOES NOT SPONSOR AND IS IN NO WAY AFFILIATED WITH JPMORGAN INVESTMENT TRUST.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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capital growth by investing primarily in equity securities of companies with intermediate capitalizations.



JPMORGAN INVESTMENT TRUST MID CAP VALUE PORTFOLIO (FORMERLY NAMED "ONE GROUP INVESTMENT TRUST MID CAP VALUE PORTFOLIO") -- The Portfolio seeks capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS EQUITY-INCOME
PORTFOLIO: SERVICE CLASS -- Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark- ).



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS HIGH INCOME
PORTFOLIO: SERVICE CLASS -- Seeks a high level of current income, while also considering growth of capital.



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS MONEY MARKET
PORTFOLIO: INITIAL CLASS -- Seeks as high a level of current income as is consistent with preservation of capital and liquidity.



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS ASSET MANAGER-SM-
PORTFOLIO: SERVICE CLASS -- Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO:
INITIAL CLASS -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark- ).



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS GROWTH OPPORTUNITIES
PORTFOLIO: SERVICE CLASS -- Seeks to provide capital growth.



PUTNAM VT INTERNATIONAL EQUITY FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of companies outside the United States that Putnam Management believes have favorable investment potential. Under normal circumstances, the fund invests at least 80% of the fund's net assets in equity investments.



PUTNAM VT VISTA FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.



PUTNAM VT VOYAGER FUND: CLASS IB SHARES -- Seeks capital appreciation. The fund pursues its goal by investing mainly in common stocks of U.S. companies, with a focus on growth stocks.



There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions, which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.



INVESTMENT ADVISERS -- JPMorgan Investment Advisors Inc., an indirect wholly owned subsidiary of JPMorgan Chase & Co., serves as investment adviser to JPMorgan Investment Trust. Fidelity Management & Research Company is the investment adviser to the Fidelity Variable Insurance Products Fund. Putnam Investment Management, LLC serves as the investment manager of Putnam Variable Trust.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio from the Separate Account or replacing the Portfolio with another underlying portfolio. There are certain risks associated with mixed and shared funding.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of some of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.


We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy. We also pay other amounts ("Additional Payments") that include marketing allowances, expense reimbursements and educational payments. These Additional Payments are designed to provide incentives for the sale of Hartford products and may influence the Financial Intermediary or its Sales Representative to recommend the purchase of this policy over another policy or over other investment options.


Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.


These payments are described in more detail in the Statement of Additional Information (SAI). You may obtain a copy of the SAI by calling 1-800-854-3384.


CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) ADMINISTRATIVE EXPENSE CHARGE -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

(b) COST OF INSURANCE CHARGE -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer.

(c) RIDER CHARGE -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay no expense credit. The result is a net annual mortality and expense risk rate of .65%. In Coverage Years 11 and later we will pay an expense credit of .15%. The result is a net annual mortality and expense risk rate of .50%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn and $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE
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OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives

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of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
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PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment, in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Fidelity Variable Insurance Products Money Market Investment Division if you selected it as an initial allocation option.


We will allocate any additional premiums received prior to the expiration of the right to examine period to the Fidelity Variable Insurance Products Money Market Investment Division. Upon the expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.


- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions, according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity Variable Insurance Products Fund Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
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VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See
"Premiums -- Accumulation Unit Values."

DEATH BENEFITS


As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.


MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.


Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This

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is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.


Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.

Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.

DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME


 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payout at request of beneficiary.


SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.


A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:


- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.


BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value on the date you surrender the Certificate. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.


MAKING WITHDRAWALS FROM THE CERTIFICATE
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SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.


If the partial withdrawal request is a percentage, then we calculate the proceeds of the partial withdrawal as of the Valuation Day we receive the request.


We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.


A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."


TRANSFERS AMONG INVESTMENT DIVISIONS
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AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

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The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.


You may make transfers between the Investment Divisions offered in this Certificate according to our policies and procedures.



WHAT IS AN INVESTMENT DIVISION TRANSFER?



An Investment Division Transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Investment Divisions available in your Certificate.



WHAT HAPPENS WHEN I REQUEST AN INVESTMENT DIVISION TRANSFER?



When you request an Investment Division Transfer, Hartford sells shares of the underlying Fund that makes up the Investment Division you are transferring from and buys shares of the underlying Fund that makes up the Investment Division you want to transfer into.



Each day, many Policy Owners and Certificate Owners request Investment Division Transfers. Some request transfers into a particular Investment Division and others request transfers out of a particular Investment Division. In addition, each day some Policy Owners and Certificate Owners allocate new premium payments to Investment Divisions and others request surrenders. In addition, monthly charges, such as cost of insurance and administrative fees, are transferred out of the Investment Divisions. Further, when there is a pending death claim on a Certificate, all money invested in any of the Investment Divisions is transferred to the Hartford Money Market Investment Division. Hartford combines all the Policy Owner and Certificate Owner requests to transfer out of an Investment Division along with all transfers from that Investment Division as a result of a surrender, withdrawal, loan, or pending death claim and determines how many shares of that Investment Division's underlying Fund Hartford would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Investment Division or new Premium Payments allocated to that Investment Division and determines how many shares of that Investment Division's underlying Fund Hartford would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Investment Division Transfers described for variable life Policy Owners and Certificate Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock Investment Division with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Certificate Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE AN INVESTMENT DIVISION
TRANSFER?



You should be aware that there are several important restrictions on your ability to make an Investment Division Transfer.



FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER EACH DAY. Hartford limits each Certificate Owner to one Investment Division Transfer each day. Hartford counts all Investment Division Transfer activity that occurs on any one day as one Investment Division Transfer, except you cannot transfer the same Investment Value more than once in a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market Investment Division into another Investment Division, it would count as one Investment Division Transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you choose), that day's transfer activity would count as one Investment Division Transfer. Conversely, if you have $10,000 in Investment Value distributed among five different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division Transfer.



However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in the Hartford Money Market Investment Division and you transfer all $10,000 into the Hartford Stock Investment Division, on that same day you could not then transfer the $10,000 out of the Hartford Stock Investment Division into another Investment Division.



SECOND, YOU MAY ONLY MAKE TWELVE INVESTMENT DIVISION TRANSFERS PER COVERAGE YEAR. You should not purchase this Certificate if you want to make frequent Investment Division Transfers for any reason. In particular, Hartford does not want you to purchase this Certificate if you plan to engage in "Market Timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Investment Division Transfers in order to exploit inefficiencies in the pricing of the underlying Fund.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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Hartford attempts to curb frequent transfers in the following ways:



x  12 Transfer Rule (described above)



x  Third Party Transfer Service Agreements (described below).

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However, you should be aware that Hartford's procedures and attempts to preclude frequent trading may not be effective. You should be aware that Market Timing may still occur within the parameters that Hartford has established.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Certificate Owners with aggregate Investment Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Investment Division Transfers. Hartford is not currently requiring Certificate Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting trading. This means that if you request to be excused from any of the policies and to be permitted to engage in an Investment Division Transfer that would violate any of these policies, Hartford will refuse your request.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. You should be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Investment Division Transfers that does not violate the precise terms of transfer restrictions. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.



- These policies apply only to individuals and entities that own this Certificate and any subsequent or more recent versions of this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Investment Division Transfers, then Hartford cannot apply the transfer restrictions and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Investment Division Transfers done by Certificate Owners of this Certificate.



HOW AM I AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?



Frequent Investment Division Transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Certificate and may also lower your Certificate's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Certificate.



Because frequent transfers may raise the costs associated with this Certificate and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the Certificates together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the prospectus for the Certificates, the policies and procedures described in the prospectus for the Certificates control how we administer Investment Division Transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA Program, we will deposit your Net Premiums into the Fidelity Variable Insurance Products Fund Money Market Investment
Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Fidelity Variable Insurance Products Fund Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
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As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
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LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TERMINATION OF POLICY

The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS
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PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
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MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE
SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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SUPPLEMENTAL BENEFITS

The following supplemental benefit will automatically be included in a Certificate, subject to our current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS
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REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected policy owners invested in the Separate Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

        Hartford Life Private Placement
        (formerly named "International Corporate
        Marketing Group")
        Attn: Registered Products
        100 Campus Drive, Suite 250
        Florham Park, NJ 07932

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEDERAL TAX CONSIDERATIONS


INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 standards.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.



We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
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There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.



The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for purposes of the
Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.


PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.

The Investment Division investing in the Fidelity Variable Insurance Products Money Market Portfolio may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.

Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

LEGAL PROCEEDINGS
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There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, IN RE HARTFORD MUTUAL FUNDS FEE LITIGATION, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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WHERE YOU CAN FIND MORE INFORMATION


You can call your representative or us at 1-800-854-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:


       Hartford Life Private Placement
       (formerly named "International Corporate Marketing Group")
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
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THE ONE-REGISTERED TRADEMARK- PROVIDER-SM-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.

DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
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 SERVICES                                                                 3
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 EXPERTS                                                                  3
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 DISTRIBUTION OF THE POLICIES                                             3
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 ADDITIONAL INFORMATION ABOUT CHARGES                                     5
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 PERFORMANCE DATA                                                         5
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 FINANCIAL STATEMENTS                                                    SA-1
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STATEMENT OF ADDITIONAL INFORMATION                                            3
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GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
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SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
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The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



DISTRIBUTION OF THE POLICIES

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Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").



Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004: $33,760,690; 2003:
$36,950,720.77; and 2002: $42,906,757. HESCO did not retain any of these underwriting commissions.



HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representative s ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.



Broker-Dealers are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation consists of commissions.



We pay commission that vary with the sales agreement and associated commission schedules. During the first Policy Year, the most common commission we pay is 6% of the premium paid. The maximum commission that we pay for premium paid

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the First Policy Year is 10%. In Policy Years 2 and later, the most common commission we pay is 6% of premiums paid. The maximum is 10%.



Your Sales Representative typically receives a portion of the compensation that is payable to his or her Broker-Dealer in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.

STATEMENT OF ADDITIONAL INFORMATION                                            5
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ADDITIONAL INFORMATION ABOUT CHARGES

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard, and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

PERFORMANCE DATA
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Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                                    PART A

WELLS FARGO NON-QUALIFIED SELECT-SM-
GROUP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
100 CAMPUS DRIVE, SUITE 250
FLORHAM PARK, NJ 07932                                                            [THE HARTFORD]
TELEPHONE: (800) 854-3384                                                                 [LOGO]

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This Prospectus describes information you should know before you enroll for coverage under the Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy. Please read it carefully.

The Wells Fargo NON-QUALIFIED SELECT-SM- group flexible premium variable life insurance policy is a contract issued by Hartford Life and Annuity Insurance Company to an employer, a trust sponsored by an employer or an employer sponsored program. We will issue you a certificate of insurance that describes your rights, benefits, obligations and options under the group policy, including your payment of premiums and our payment of a death benefit to your beneficiaries. Your certificate is:

x Flexible premium, because you have options when selecting the timing and amounts of your premium payments.

x Variable, because the value of your life insurance coverage may fluctuate with the performance of the underlying Portfolio(s).
--------------------------------------------------------------------------------

After you enroll, you allocate your payments to separate divisions of our separate account, known as Investment Divisions. The current Investment Divisions available are:



                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  AIM V.I. Core Equity Investment Division                    Series I shares of the AIM V.I. Core Equity Fund
  AIM V.I. Diversified Income Investment Division             Series I shares of the AIM V.I. Diversified Income
                                                              Fund
  AIM V.I. Growth Investment Division                         Series I shares of the AIM V.I. Growth Fund
  AIM V.I. Premier Equity Investment Division                 Series I shares of the AIM V.I. Premier Equity
                                                              Fund
  American Century Investments VP Balanced Investment         Class I of the American Century Investments VP
  Division                                                    Balanced Fund
  American Century Investments VP International Investment    Class I of the American Century Investments VP
  Division                                                    International Fund
  Dreyfus Investment Portfolios -- Core Bond Investment       Initial shares of the Dreyfus Investment
  Division                                                    Portfolios -- Core Bond Portfolio
  Dreyfus Variable Investment Fund -- Developing Leaders      Initial shares of the Dreyfus Variable Investment
  Investment Division                                         Fund -- Developing Leaders Portfolio
  Fidelity Variable Insurance Products Asset                  Service Class 2 of the Asset
  Manager-Growth-Registered Trademark-Investment Division     Manager-Growth-Registered Trademark- Portfolio of
                                                              the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Equity-Income          Service Class 2 of the Equity-Income Portfolio of
  Investment Division                                         the Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Growth Investment      Service Class 2 of the Growth Portfolio of the
  Division                                                    Fidelity Variable Insurance Products
  Fidelity Variable Insurance Products Index 500 Investment   Service Class 2 of the Index 500 Portfolio of the
  Division                                                    Fidelity Variable Insurance Products
  Hartford Advisers Investment Division                       Class IA of Hartford Advisers HLS Fund
  Hartford Total Return Bond Investment Division (formerly    Class IA of Hartford Total Return Bond HLS Fund
  named "Hartford Bond Investment Division")                  (formerly named "Hartford Bond HLS Fund")
  Hartford Capital Appreciation Investment Division           Class IA of Hartford Capital Appreciation HLS Fund
  Hartford Stock Investment Division                          Class IA of Hartford Stock HLS Fund


                     INVESTMENT DIVISION                                     PURCHASES SHARES OF:
  Janus Aspen Mid Cap Growth Investment Division              Service Shares of the Mid Cap Growth Portfolio of
                                                              the Janus Aspen Series
  Janus Aspen Balanced Investment Division                    Service Shares of the Balanced Portfolio of the
                                                              Janus Aspen Series
  Janus Aspen Growth and Income Investment Division           Service Shares of the Growth and Income Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen International Growth Investment Division        Service Shares of the International Growth
                                                              Portfolio of the Janus Aspen Series
  Janus Aspen Worldwide Growth Investment Division            Service Shares of the Worldwide Growth Portfolio
                                                              of the Janus Aspen Series
  Janus Aspen Flexible Bond Investment Division (formerly     Service Shares of the Flexible Bond Portfolio of
  named "Janus Aspen Flexible Income Investment Division")    the Janus Aspen Series (formerly named "Flexible
                                                              Income Portfolio")
  MFS Emerging Growth Investment Division                     Initial Class of the MFS-Registered Trademark-
                                                              Emerging Growth Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Capital Opportunities Investment Division               Initial Class of the MFS-Registered Trademark-
                                                              Capital Opportunities Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  MFS Utilities Investment Division                           Initial Class of the MFS-Registered Trademark-
                                                              Utilities Series of the MFS-Registered Trademark-
                                                              Variable Insurance Trust-SM-
  MFS High Income Investment Division                         Initial Class of the MFS-Registered Trademark-
                                                              High Income Series of the MFS-Registered
                                                              Trademark-Variable Insurance Trust-SM-
  MFS Strategic Income Investment Division                    Initial Class of the MFS-Registered Trademark-
                                                              Strategic Income Series of the MFS-Registered
                                                              Trademark- Variable Insurance Trust-SM-
  Wells Fargo Advantage Asset Allocation Investment Division  Wells Fargo Advantage Asset Allocation Fund
  (formerly named "Wells Fargo Variable Trust Asset           (formerly named "Wells Fargo Variable Trust Asset
  Allocation Investment Division")                            Allocation Fund")
  Wells Fargo Advantage Total Return Bond Investment          Wells Fargo Advantage Total Return Bond Fund
  Division (formerly named "Wells Fargo Variable Trust Total  (formerly named "Wells Fargo Variable Trust Total
  Return Bond Investment Division")                           Return Bond Fund")
  Wells Fargo Advantage Equity Income Investment Division     Wells Fargo Advantage Equity Income Fund (formerly
  (formerly named "Wells Fargo Variable Trust Equity Income   named "Wells Fargo Variable Trust Equity Income
  Investment Division")                                       Fund")
  Wells Fargo Advantage C&B Large Cap Value Investment        Wells Fargo Advantage C&B Large Cap Value Fund
  Division (formerly named "Wells Fargo Variable Trust        (formerly named "Wells Fargo Variable Trust Equity
  Equity Value Investment Division")                          Value Fund")
  Wells Fargo Advantage Large Company Core Investment         Wells Fargo Advantage Large Company Core Fund
  Division (formerly named "Wells Fargo Variable Trust        (formerly named "Wells Fargo Variable Trust Growth
  Growth Investment Division")                                Fund")
  Wells Fargo Advantage Large Company Growth Investment       Wells Fargo Advantage Large Company Growth Fund
  Division (formerly named "Wells Fargo Variable Trust Large  (formerly named "Wells Fargo Variable Trust Large
  Company Growth Investment Division")                        Company Growth Fund")
  Wells Fargo Advantage Money Market Investment Division      Wells Fargo Advantage Money Market Fund (formerly
  (formerly named "Wells Fargo Variable Trust Money Market    named "Wells Fargo Variable Trust Money Market
  Investment Division")                                       Fund")
  Wells Fargo Advantage Small Cap Growth Investment Division  Wells Fargo Advantage Small Cap Growth Fund
  (formerly named "Wells Fargo Variable Trust Small Cap       (formerly named "Wells Fargo Variable Trust Small
  Growth Investment Division")                                Cap Growth Fund")


If you decide to enroll for coverage under this group life insurance policy, you should keep this Prospectus for your records.

The Hartford and Wells Fargo prospectuses included in this Wells Fargo NON-QUALIFIED SELECT-SM- Prospectus contain information relating to all of the Funds they offer. Not all of the Funds in the Hartford and Wells Fargo prospectuses are available to you. Please review this Wells Fargo NON-QUALIFIED SELECT-SM- product prospectus for details regarding available Funds.

Although we file this Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus can also be obtained from the Securities and Exchange Commission's website (http://www.sec.gov).
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PROSPECTUS DATED: MAY 2, 2005

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     5
----------------------------------------------------------------------
FEE TABLES                                                        6
----------------------------------------------------------------------
ABOUT US                                                         10
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                    10
----------------------------------------------------------------------
  ICMG Registered Variable Life Separate Account One             10
----------------------------------------------------------------------
  The Funds                                                      10
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                           12
----------------------------------------------------------------------
YOUR CERTIFICATE                                                 13
----------------------------------------------------------------------
PREMIUMS                                                         14
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 15
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM THE CERTIFICATE                          17
----------------------------------------------------------------------
TRANSFERS AMONG INVESTMENT DIVISIONS                             18
----------------------------------------------------------------------
LOANS                                                            21
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          22
----------------------------------------------------------------------
TERMINATION OF POLICY                                            22
----------------------------------------------------------------------
CONTRACT LIMITATIONS                                             23
----------------------------------------------------------------------
CHANGES TO CONTRACT OR SEPARATE ACCOUNT                          23
----------------------------------------------------------------------
SUPPLEMENTAL BENEFITS                                            23
----------------------------------------------------------------------
OTHER MATTERS                                                    23
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       24
----------------------------------------------------------------------
PERFORMANCE RELATED INFORMATION                                  28
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                29
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        30
----------------------------------------------------------------------
WHERE YOU CAN FIND MORE INFORMATION                              31
----------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
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SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- We designed the policy to be flexible to meet your specific life insurance needs. You have the flexibility to choose death benefit options, investment options, and premiums you pay.

DEATH BENEFIT -- We will pay a death benefit to your beneficiary if the Insured dies while the Certificate is in force. You select one of two death benefit options. These options are:

 -  Option A -- Under Option A the death benefit is equal to the larger of:

   - The Face Amount; and

   - The Variable Insurance Amount.

 -  Option B -- Under Option B the death benefit is equal to the larger of:

   - The Face Amount plus the Cash Value; and

   - The Variable Insurance Amount.

We reduce the death benefit by any money you owe us, such as outstanding Loans or Loan interest. You may change your death benefit option under certain circumstances. You may also increase or decrease the Face Amount on your Certificate under certain circumstances.

INVESTMENT OPTIONS -- You may invest in up to 20 different Investment Divisions, from a choice of 35 Investment Divisions available under your Certificate. You may transfer money among the Investment Divisions, subject to restrictions.

PREMIUM PAYMENTS -- You have the flexibility to choose when and in what amounts you pay premiums.

RIGHT TO EXAMINE YOUR CERTIFICATE -- For 10 days after you receive your Certificate, you may cancel it without paying a sales charge. Some states provide a longer examination period.

WITHDRAWALS -- You may withdraw all or part of amounts available under your Certificate, subject to certain limitations.

LOANS -- You may take a Loan under the Certificate. The Certificate secures the Loan.

PAYMENT OPTIONS -- Your beneficiary may choose to receive the proceeds due under the Certificate,

- in a lump sum; or

- over a period of time by using one of several payment options.

DOLLAR COST AVERAGING -- You may elect to allocate your Net Premiums among the Investment Divisions using the dollar cost averaging option program. The main objective of this program is to minimize the impact of short-term price fluctuations to allow you to take advantage of market fluctuations.

ASSET REBALANCING -- You may elect to have us automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you selected ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your Certificate will fluctuate with the performance of its Investment Divisions. Your investment options may decline in value, or they may not perform to your expectations. We do not guarantee your Investment Value in the Investment Divisions. The Certificate is not intended to be a short-term savings vehicle. You should read the prospectuses for the Funds for information about the risks of each investment option.

TERMINATION --

- CERTIFICATE -- Your Certificate could terminate if the Cash Surrender Value becomes too low to pay the charges due under the Certificate. If this occurs, Hartford will notify you in writing. You will then have sixty-one (61) days to pay additional amounts to prevent the Certificate from terminating.

- POLICY -- Hartford or the employer may terminate participation in the Policy. The party terminating the Policy must provide you with a notice of the termination, at your last known address, at least fifteen (15) days prior to the date of termination.

PARTIAL WITHDRAWAL LIMITATIONS -- We limit you to twelve (12) partial withdrawals per Coverage Year. These withdrawals will reduce your Cash Surrender Value, may reduce your death benefit, and may be subject to a processing charge.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and remaining balances, and to limit the number and frequency of transfers among the Investment Divisions.

LOANS -- Taking a Loan under your Certificate may increase the risk that your Certificate will lapse, may have a permanent effect on your Investment Value, and may reduce the Death Proceeds.

ADVERSE TAX CONSEQUENCES -- You may be subject to income tax if you receive any Loans, withdrawals or other amounts under the Certificate. You may also be subject to a 10% penalty tax. There could be significant adverse tax consequences if the Certificate should lapse or be surrendered when there are loans outstanding.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Certificate. The first table describes the maximum fees and expenses that you will pay at the time that you buy the Certificate, surrender the Certificate, or transfer Investment Value between investment options.

MAXIMUM TRANSACTION FEES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Sales Charge (1)                           When you pay premium.                      9% of the premium paid.
Premium Tax Charge                         When you pay premium.                      Generally, between 0% and 4% of any
                                                                                      premium you pay. The percentage we
                                                                                      deduct will vary by locale depending on
                                                                                      the tax rates in effect there.
Deferred Acquisition Cost Tax Charge       When you pay premium.                      1.25% of each premium you pay. We will
                                                                                      adjust the charge based on changes in
                                                                                      the applicable tax law.
Partial Withdrawal Fee                     When you take a withdrawal.                $25 per partial withdrawal.

     (1) The current front end sales load charged as a percentage of the premium paid depending on the Policy Year in which the premium payment was made is:


POLICY YEAR    CURRENT PERCENTAGE    MAXIMUM PERCENTAGE
   1-7              6.75%                    9%
    8+              4.75%                    7%

The next table describes the MAXIMUM fees and expenses that you will pay periodically, not including Fund fees and expenses.

MAXIMUM ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


                 CHARGE                            WHEN CHARGE IS DEDUCTED                        AMOUNT DEDUCTED
Cost of Insurance Charges (1)              Monthly.                                   Minimum Charge
                                                                                      $0.16 per $1,000 of the net amount at
                                                                                      risk for a 20-year-old female medically
                                                                                      insured preferred non-smoker in the
                                                                                      first year.
                                                                                      Maximum Charge
                                                                                      $329.96 per $1,000 of the net amount at
                                                                                      risk for a 95-year-old male in the first
                                                                                      year.
                                                                                      Charge for representative insureds
                                                                                      $0.84 per $1,000 of the net amount at
                                                                                      risk for a 45-year-old male guaranteed
                                                                                      issue standard non-smoker in the first
                                                                                      year.
Mortality and Expense Risk Charge          Daily.                                     On an annual basis, .65% of the value of
                                                                                      each Investment Division's assets.
Administrative Charge                      Monthly.                                   $10 per Coverage Month.
Rider Charges                              Monthly.                                   Currently no rider charges for this
                                                                                      product.
Loan Interest Rate                         Monthly if you have taken a loan on your   The maximum adjustable loan interest
                                           Certificate.                               rate is the greater of:
                                                                                      - 5%; and
                                                                                      - the Published Monthly Average for the
                                                                                      calendar month two (2) months prior to
                                                                                        the date on which we determine the
                                                                                        adjustable loan interest rate. (2)

     (1) This charge varies based on individual characteristics. The charge shown may not be representative of the charge that you will pay. You may obtain more information about the charge that would apply to you by contacting your financial advisor for personal illustration.

     (2) The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investor's Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

The next table shows the minimum and maximum total annual fund operating expenses charged by any of the Funds. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                                                                       MINIMUM  MAXIMUM
-------------------------------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                                    0.35%    1.27%
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
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                         Annual Fund Operating Expenses
                       as of Each Fund's Fiscal Year End
                        (as a percentage of net assets)



                                                                                     TOTAL ANNUAL
                                                                                         FUND
                                                                                      OPERATING
                                                            12B-1                  EXPENSES (BEFORE                        NET
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
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AIM V.I. Core Equity Fund: Series I
  Shares (1)                                  0.61%          N/A         0.30%          0.91%               N/A           0.91%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Diversified Income Fund:
  Series I Shares (1)                         0.60%          N/A         0.41%          1.01%               N/A           1.01%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund: Series I Shares (1)     0.63%          N/A         0.28%          0.91%               N/A           0.91%
---------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund: Series I
  Shares (1)                                  0.61%          N/A         0.30%          0.91%               N/A           0.91%
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American Century Investments VP Balanced
  Fund: Class I (2)(3)                        0.90%          N/A         0.00%          0.90%               N/A           0.90%
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American Century Investments VP
  International Fund: Class I (2)(3)          1.27%          N/A         0.00%          1.27%               N/A           1.27%
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Dreyfus Investment Portfolios -- Core Bond
  Portfolio: Initial Shares (4)               0.60%          N/A         0.11%          0.71%               N/A           0.71%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund --
  Developing Leaders Portfolio: Initial
  Shares (4)                                  0.75%          N/A         0.04%          0.79%               N/A           0.79%
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Fidelity Variable Insurance Products Asset
  Manager-Growth-Registered Trademark-
  Portfolio: Service Class 2 (5)              0.58%         0.25%        0.22%          1.05%               N/A           1.05%
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Fidelity Variable Insurance Products
  Equity-Income Portfolio: Service
  Class 2 (5)                                 0.47%         0.25%        0.11%          0.83%               N/A           0.83%
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Fidelity Variable Insurance Products
  Growth Portfolio: Service Class 2 (5)       0.58%         0.25%        0.10%          0.93%               N/A           0.93%
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Index
  500 Portfolio: Service Class 2 (6)          0.10%         0.25%        0.00%          0.35%               N/A           0.35%
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Hartford Advisers HLS Fund: Class IA          0.63%          N/A         0.04%          0.67%               N/A           0.67%
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Hartford Total Return Bond HLS Fund: Class
  IA (formerly named "Hartford Bond HLS
  Fund")                                      0.46%          N/A         0.04%          0.50%               N/A           0.50%
---------------------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund:
  Class IA                                    0.63%          N/A         0.07%          0.70%               N/A           0.70%
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Hartford Stock HLS Fund: Class IA             0.46%          N/A         0.03%          0.49%               N/A           0.49%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio:
  Service Shares (7)(8)                       0.64%         0.25%        0.01%          0.90%               N/A           0.90%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio: Service
  Shares (7)(8)                               0.55%         0.25%        0.01%          0.81%               N/A           0.81%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth and Income Portfolio:
  Service Shares (7)(8)                       0.62%         0.25%        0.13%          1.00%               N/A           1.00%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth
  Portfolio: Service Shares (7)(8)            0.64%         0.25%        0.04%          0.93%               N/A           0.93%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio:
  Service Shares (7)(8)                       0.60%         0.25%        0.03%          0.88%               N/A           0.88%
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Bond Portfolio:
  Service Shares (7)(8) (formerly named
  "Janus Aspen Flexible Income Portfolio")    0.50%         0.25%        0.03%          0.78%               N/A           0.78%
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8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                                     TOTAL ANNUAL
                                                                                         FUND
                                                                                      OPERATING
                                                            12B-1                  EXPENSES (BEFORE                        NET
                                                         DISTRIBUTION              CONTRACTUAL FEE    CONTRACTUAL FEE    ANNUAL
                                                            AND/OR                    WAIVERS OR        WAIVERS OR        FUND
                                            MANAGEMENT    SERVICING      OTHER         EXPENSE            EXPENSE       OPERATING
                                               FEES          FEES       EXPENSES   REIMBURSEMENTS)    REIMBURSEMENTS    EXPENSES
---------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series: Initial
  Class (9)                                   0.75%          N/A         0.12%          0.87%               N/A           0.87%
---------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series: Initial
  Class (9)(10)                               0.75%          N/A         0.13%          0.88%              0.00%          0.88%
---------------------------------------------------------------------------------------------------------------------------------
MFS Utilities Series: Initial Class (9)       0.75%          N/A         0.14%          0.89%               N/A           0.89%
---------------------------------------------------------------------------------------------------------------------------------
MFS High Income Series: Initial
  Class (9)(10)                               0.75%          N/A         0.11%          0.86%              0.00%          0.86%
---------------------------------------------------------------------------------------------------------------------------------
MFS Strategic Income Series: Initial
  Class (9)(10)                               0.75%          N/A         0.33%          1.08%              0.18%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Asset Allocation
  Fund (formerly named "Wells Fargo
  Variable Trust Asset Allocation
  Fund") (11)(12)(13)                         0.55%         0.25%        0.22%          1.02%              0.02%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond
  Fund (formerly named "Wells Fargo
  Variable Trust Total Return Bond
  Fund") (11)(12)(13)                         0.45%         0.25%        0.26%          0.96%              0.06%          0.90%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Equity Income Fund
  (formerly named "Wells Fargo Variable
  Trust Equity Income Fund") (11)(12)(13)     0.55%         0.25%        0.23%          1.03%              0.03%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage C&B Large Cap Value
  Fund (formerly named "Wells Fargo
  Variable Trust Equity Value
  Fund") (11)(12)(13)                         0.55%         0.25%        0.39%          1.19%              0.19%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Core
  Fund (formerly named "Wells Fargo
  Variable Trust Growth
  Fund") (11)(12)(13)                         0.55%         0.25%        0.33%          1.13%              0.13%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth
  Fund (formerly named "Wells Fargo
  Variable Trust Large Company Growth
  Fund") (11)(12)(13)                         0.55%         0.25%        0.25%          1.05%              0.05%          1.00%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Money Market Fund
  (formerly named "Wells Fargo Variable
  Trust Money Market Fund") (11)(12)(13)      0.30%         0.25%        0.32%          0.87%              0.12%          0.75%
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth
  Fund (formerly named "Wells Fargo
  Variable Trust Small Cap Growth
  Fund") (11)(12)(13)                         0.75%         0.25%        0.24%          1.24%              0.04%          1.20%
---------------------------------------------------------------------------------------------------------------------------------



(1) Figures shown in the table are for the year ended December 31, 2004 and are expressed as a percentage of the Fund's average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.



(2) Based on expenses incurred by the fund, as stated in the most recent shareholder report. The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase. Please consult the Fund's Statement of Additional Information for more details about the fund's management fees.



(3) Information regarding other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, can be found in the Fees and Expenses section of this fund's Prospectus.



(4) These expenses are for the year ended December 31, 2004. Actual future expenses of the portfolio may be greater or less than those shown in the fund expense chart.



(5) A portion of the brokerage commissions that the fund pays may be reimbursed and used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of univested cash balances are used to reduce the fund's custodian expenses. Including these reductions, the total class operating expenses would have been 1.04% for the Asset Manager-Growth Portfolio; 0.82% for the Equity Income Portfolio; and 0.90% for the Growth Portfolio. These offsets may be discontinued at any time.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
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(6) Effective March 1, 2005, the terms of the fund's expense limit were changed to make it more permanent. Under the new arrangement, management fees for the fund have been reduced to 0.10%, and fund expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, securities lending fees, or extraordinary expenses). Under the new contract, this expense limit may not be increased without approval of the fund's shareholders and board of trustees. Thus, the expense limit is now required by contract and is no longer voluntary on the fund manager's part. The expense limit does not, however, apply to new funds or classes that may be created in the future.



(7) Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charge.



(8) Expenses are based upon expenses for the year ended December 31, 2004, restated to reflect reductions in the Portfolios' management fees, where applicable, effective July 1, 2004. All expenses are shown without the effect of any expense offset arrangements.



(9) Each series has an expense offset arrangement, which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may have entered into or may enter into brokerage arrangements, that reduce or recapture series' expenses. "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. Had these expense reductions been taken into account, Total Operating Expenses would have been lower for certain series and would equal:



                                                                                  OTHER     TOTAL OPERATING
                                                   MANAGEMENT FEE   12B-1 FEES   EXPENSES      EXPENSES
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MFS Emerging Growth Series: Initial Class               0.75%          N/A        0.11%          0.86%
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MFS Utilities Series: Initial Class                     0.75%          N/A        0.13%          0.88%
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(10) MFS has contractually agreed, subject to reimbursement, to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense reduction arrangements described above), do not exceed 0.15% annually. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This contractual fee arrangement will continue until at least April 30, 2006, unless the Board of Trustees which oversees the fund consents to any earlier revision or termination of this arrangement.



(11) The Funds' investment adviser has implemented a breakpoint schedule for the Funds' management fees. The management fees charged to the Funds will decline as a Fund's assets grow and will continue to be based on a percentage of the Fund's average daily net assets. The breakpoint schedule for the Asset Allocation, Equity Income, C&B Large Cap Value, Large Company Core and Large Company Growth Funds is as follows: 0.55% from $0 to $499 million; 0.50% for assets from $500 million to $999 million; 0.45% for assets from $1 billion to $2.99 billion; 0.425% for assets from $3 billion to $4.99 billion; and 0.40% for assets $5 billion and higher. The breakpoint schedule for the Small Cap Growth Fund is as follows: 0.75% for assets from $0 to $499 million; 0.70% for assets from $500 million to $999 million; 0.65% for assets from $1 billion to $2.99 billion; 0.625% for assets from $3 billion to $4.99 billion; and 0.60% for assets $5 billion and higher. The breakpoint schedule for the Money Market Fund is as follows: 0.30% for assets from $0 to $499 million; 0.30% for assets from $500 million to $999 million; 0.275% for assets from $1 billion to $2.99 billion; 0.275% for assets from $3 billion to $4.99 billion; and 0.25% for assets $5 billion and higher. The breakpoint schedule for the Total Return Bond Fund is as follows: 0.45% for assets from $0 to $499 million; 0.40% for assets from $500 million to $999 million; 0.35% for assets from $1 billion to $2.99 billion; 0.325% for assets from $3 billion to $4.99 billion; and 0.30% for assets $5 billion and higher.



(12) Other expenses may include expenses payable to affiliates of Wells Fargo & Company.



(13) The adviser has committed through April 30, 2006 to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING       RATING               BASIS OF RATING
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 A.M. Best and Company, Inc.             2/15/05      A+          Financial strength
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 Standard & Poor's                       2/15/05     AA-          Financial strength
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 Fitch                                   2/15/05     AA           Financial strength
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ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE

The Investment Divisions are separate divisions of our separate account, called ICMG Registered Variable Life Separate Account One (the "Separate Account"). The Separate Account exists to keep your life insurance policy assets separate from our company assets. As such, the investment performance of the Separate Account is independent from the investment performance of our other assets. We use our other assets to pay our insurance obligations under the Policy. We hold your assets in the Separate Account exclusively for your benefit and we may not use them for any other liability of ours.

The Separate Account has 35 Investment Divisions dedicated to the Policies. Each of these Investment Divisions invests solely in a corresponding Portfolio of the Funds. You choose the Investment Divisions that meet your investment style. We may establish additional Investment Divisions at our discretion. The Separate Account may include other Investment Divisions that will not be available under the Policy.

THE FUNDS

The Funds sell shares of the Portfolios to the Separate Account. The Portfolios are set up exclusively for variable annuity and variable life insurance products. The Portfolios are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. However, they may have similar investment strategies and the same portfolio managers as retail mutual funds.

We do not guarantee the investment results of any of the Portfolios. Since each Portfolio has different investment objectives, each is subject to different risks. The prospectuses for the Funds and the Funds' Statement of Additional Information describe these risks and the Portfolio's expenses. We have included the Funds' prospectuses in this Prospectus.

The following Portfolios are available under your Certificate:


AIM V.I. CORE EQUITY FUND: SERIES I SHARES -- Seeks to provide growth of capital.



AIM V.I. DIVERSIFIED INCOME FUND: SERIES I SHARES -- Seeks to achieve a high level of current income.



AIM V.I. GROWTH FUND: SERIES I SHARES -- Seeks to provide growth of capital.



AIM V.I. PREMIER EQUITY FUND: SERIES I SHARES -- Seeks to provide long-term growth of capital. Income is a secondary objective.



AMERICAN CENTURY INVESTMENTS VP BALANCED FUND: CLASS I -- Seeks long-term growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.



AMERICAN CENTURY INVESTMENTS VP INTERNATIONAL FUND: CLASS I -- Seeks capital growth by investing in foreign companies in developed markets.



DREYFUS INVESTMENT PORTFOLIOS -- CORE BOND PORTFOLIO:
INITIAL SHARES -- Seeks to maximize total return through capital appreciation and current income. To pursue this goal, the portfolio invests at least 80% of its assets in bonds.



DREYFUS VARIABLE INVESTMENT FUND -- DEVELOPING LEADERS PORTFOLIO: INITIAL
SHARES -- Seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth.



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS ASSET MANAGER-GROWTH-REGISTERED TRADEMARK- PORTFOLIO: SERVICE CLASS 2 -- Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS EQUITY-INCOME
PORTFOLIO: SERVICE CLASS 2 -- Seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark-).



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS GROWTH PORTFOLIO:
SERVICE CLASS 2 -- Seeks to achieve capital appreciation.



FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE PRODUCTS INDEX 500 PORTFOLIO:
SERVICE CLASS 2 -- Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500-SM- Index (S&P 500-Registered Trademark-).



HARTFORD ADVISERS HLS FUND: CLASS IA -- Seeks maximum long-term total return.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
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HARTFORD TOTAL RETURN BOND HLS FUND: CLASS IA (FORMERLY NAMED "HARTFORD BOND HLS FUND") -- Seeks competitive total return, with income as a secondary objective.



HARTFORD CAPITAL APPRECIATION HLS FUND: CLASS IA -- Seeks growth of capital.



HARTFORD STOCK HLS FUND: CLASS IA -- Seeks long-term growth of capital, with income as a secondary consideration.



JANUS ASPEN MID CAP GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.



JANUS ASPEN BALANCED PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.



JANUS ASPEN GROWTH AND INCOME PORTFOLIO: SERVICE SHARES -- Seeks long-term capital growth and current income.



JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital.



JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO: SERVICE SHARES -- Seeks long-term growth of capital in a manner consistent with the preservation of capital.



JANUS ASPEN FLEXIBLE BOND PORTFOLIO: SERVICE SHARES (FORMERLY NAMED "JANUS ASPEN FLEXIBLE INCOME PORTFOLIO") -- Seeks to obtain maximum total return, consistent with preservation of capital.



MFS EMERGING GROWTH SERIES: INITIAL CLASS -- Seeks to provide long-term growth of capital.



MFS CAPITAL OPPORTUNITIES SERIES: INITIAL CLASS -- Seeks capital appreciation.



MFS UTILITIES SERIES: INITIAL CLASS -- Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).



MFS HIGH INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.



MFS STRATEGIC INCOME SERIES: INITIAL CLASS -- Seeks high current income by investing in fixed income securities. Its secondary objective is to provide significant capital appreciation.



WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND (FORMERLY NAMED "WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND") -- Seeks long-term total return, consistent with reasonable risk.



WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (FORMERLY NAMED "WELLS FARGO VARIABLE TRUST TOTAL RETURN BOND FUND") -- Seeks total return consisting of income and capital appreciation.



WELLS FARGO ADVANTAGE EQUITY INCOME FUND (FORMERLY NAMED "WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND") -- Seeks long-term capital appreciation and above-average dividend income.



WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
(FORMERLY NAMED "WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND") -- Seeks maximum long-term total return, consistent with minimizing risk to principal.



WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
(FORMERLY NAMED "WELLS FARGO VARIABLE TRUST GROWTH FUND") -- Seeks total return comprised of long-term capital appreciation and current income.



WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
(FORMERLY NAMED "WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND") -- Seeks long-term capital appreciation.



WELLS FARGO ADVANTAGE MONEY MARKET FUND (FORMERLY NAMED "WELLS FARGO VARIABLE TRUST MONEY MARKET FUND") -- Seeks current income, while preserving capital and liquidity.



WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND (FORMERLY NAMED "WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND") -- Seeks long-term capital appreciation.



INVESTMENT ADVISERS -- The AIM Variable Insurance Funds are managed by A I M Advisors, Inc. The American Century Investments VP Funds are managed by American Century Investment Management, Inc. The Dreyfus Investment Portfolios and the Dreyfus Variable Investment Fund are managed by The Dreyfus Corporation. Fidelity Variable Insurance Products are managed by Fidelity Management & Research Company. Hartford Advisers HLS Fund, Hartford Bond HLS Fund, Hartford Capital Appreciation HLS Fund, and Hartford Stock HLS Fund are collectively the "Hartford Funds" and are managed by HL Investment Advisors, LLC. Wellington Management Company, LLP and Hartford Investment Management Company serve as sub-investment advisors and provide day to day investment services. Janus Aspen Series is managed by Janus Capital Management LLC. The MFS-Registered Trademark-Variable Insurance Trust is managed by MFS-TM- Investment Management. The Wells Fargo Variable Trust Funds are managed by Wells Fargo Bank, N.A. Wells Capital Management Incorporated is the sub-advisor for the Funds (except the Wells Fargo Advantage Large Company Growth Fund, the Wells Fargo Advantage Large Company Core Fund or the Wells Fargo Advantage C&B Large Cap Value Fund). Peregrine Capital Management, Inc. is the sub-advisor for the Wells Fargo Advantage Large Company Growth Fund. Matrix Asset Advisors, Inc. is the sub-advisor for the Wells Fargo Advantage Large Company Core Fund. Cooke & Bieler, L.P. is the sub-advisor for the Wells Fargo Advantage C&B Large Cap Value Fund.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We will notify you of shareholder's meetings of the Funds purchased by those Investment Divisions you have invested in. We will send you proxy materials and instructions for you to vote the shares held for your benefit by those Investment Divisions. We will arrange for the handling and tallying of proxies received from you or other policy owners. If you give no instructions, we will vote those shares in the same proportion as shares for which we received instructions.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Policy may be voted. After we begin to make payouts to you, the number of votes you have will decrease.

ADMINISTRATIVE AND DISTRIBUTION SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative and distribution related services and the Funds pay fees to Hartford that are usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family and may include fees paid under a distribution and/or servicing plan adopted by a Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940.

HOW CONTRACTS ARE SOLD

Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The policies are sold by individuals who represent us as insurance agents and who are registered representatives ("Sales Representatives") of broker-dealers who have entered into sales agreements with HESCO.


We pay compensation to broker-dealers, financial institutions and other parties ("Financial Intermediaries") for the sale of the policies according to schedules in the sales agreements and other agreements reached between us and the Financial Intermediaries. Such compensation generally consists of commissions on a specified amount of premium paid for the Policy.


Your registered representative typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the sale of the policy, depending on the agreement between your registered representative and his or her firm.


These payments are described in more detail in the Statement of Additional Information (SAI). You may obtain a copy of the SAI by calling 1-800-854-3384.


CHARGES AND DEDUCTIONS
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DEDUCTIONS FROM PREMIUM

We deduct a percentage of your premium payment for a front-end sales load, a premium tax charge and the deferred acquisition cost ("DAC") tax charge before we allocate it to the Investment Divisions. The amount of each premium we allocate to the Investment Divisions is your net premium ("Net Premium").

SALES CHARGE -- The current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later. Sales charges cover expenses related to the sale and distribution of the Certificates.

PREMIUM TAX CHARGE -- We deduct a tax charge from each premium you pay. The premium tax charge covers taxes assessed against us by a state and/or other governmental entity. The range of this charge, generally, is between 0% and 4%.

DAC TAX CHARGE -- We deduct 1.25% of each premium to cover a federal premium tax assessed against us. This charge is reasonable in relation to our federal income tax burden, under Section 848 of the Internal Revenue Code of 1986 ("the Code"), resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

DEDUCTIONS FROM INVESTMENT VALUE

MONTHLY DEDUCTION AMOUNT -- Each month we will deduct an amount from your Investment Value to pay for the benefits provided under the Certificate. We call this amount the Monthly Deduction Amount and it equals the sum of:

(a) the administrative expense charge;

(b) the cost of insurance charge;

(c) the charges for additional benefits provided by rider, if any.

Each Monthly Deduction Amount will be deducted pro rata from each of the Investment Divisions, unless you instruct us otherwise. The Monthly Deduction Amount will vary from month to month.

Following is an explanation of the administrative expense charge and the charges for cost of insurance and rider benefits.

(a) Administrative Expense Charge -- We will assess a monthly administrative charge to compensate us for administrative costs in connection with the Certificates. We will initially charge $5 per Coverage Month and we guarantee that the charge will never exceed $10.00 per Coverage Month.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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(b) Cost of Insurance Charge -- The cost of insurance charge is equal to:

- the cost of insurance rate per $1,000; multiplied by

- the net amount at risk; divided by

- $1,000.

The net amount at risk equals the death benefit minus the Cash Value on the date we calculate this charge. The cost of insurance charge is shown on the specification pages of the Policy and Certificate.

Because your Investment Value and death benefit may vary from month to month, the cost of insurance may also vary on each Processing Date. The cost of insurance depends on your Certificate's amount at risk. Items which may affect the amount at risk include the amount and timing of premium payments, investment performance, fees and charges assessed, rider charges, Certificate loans and changes to the Face Amount.

The purpose of the cost of insurance charge is to cover our anticipated mortality costs. The current cost of insurance rates for standard risks will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table
(ANB), Male or Female, age nearest birthday. We will charge substandard risks a higher cost of insurance rate. The cost of insurance rates for substandard risks will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table (ANB), Male or Female, age nearest birthday. In addition, the use of simplified underwriting or guaranteed issue procedures, rather than medical underwriting, may result in a higher cost of insurance charge for some individuals than if medical underwriting procedures were used.

We will make any changes in the cost of insurance uniformly for all insureds of the same issue ages, sexes, risk classes and whose coverage has been in-force for the same length of time. No change in insurance class or cost will occur as a result of the deterioration of the Insured's health.

The rate class of an Insured affects the cost of insurance rate. We and the employer will agree on the number of rate classes and characteristics of each rate class. The rate classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer.

(c) Rider Charge -- If the Certificate includes riders, we deduct a charge from the Investment Value on each Processing Date. We specify the applicable charge on the rider. This charge is to compensate us for the anticipated cost of providing the rider benefits.

For a description of the riders available, see "Supplemental Benefits."

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the Policy, we may deduct a maximum daily charge of .001781% which is equal to .65% per year of the value of each Investment Division's assets in all Coverage Years. We may pay an expense credit reflecting a reduction in the mortality and expense risk rate. We will pay these credits at the end of each Coverage Month and will use them to purchase additional Accumulation Units at the end of that Coverage Month.

Currently, in Coverage Years 1 through 10, we will pay an expense credit of ..30%. The result is a net annual mortality and expense risk rate of .35%. In Coverage Years 11 through 15, we will pay an expense credit of .40%. The result is a net annual mortality and expense risk rate of .25%. In Coverage Years 16 and later, we will pay an expense credit of .55%. The result is a net annual mortality and expense risk rate of .10%.

The mortality and expense risk charge is equal to:

- the mortality and expense risk rate; multiplied by

- the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

The mortality risk we assume is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk we assume is that expenses we incur for issuing and administering the Certificates will exceed the administrative charges we deducted from Investment Value.

If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on us. However, if the charge proves more than sufficient, we will add any excess to our surplus.

PARTIAL WITHDRAWAL FEE -- We deduct a partial withdrawal fee for each withdrawal you make. The fee is the lesser of 2% of the amount withdrawn or $25.

CHARGES FOR THE FUNDS -- The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

YOUR CERTIFICATE
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OWNERSHIP RIGHTS

As long as your Certificate is in force, you may exercise all rights under the Certificate while the Insured is alive and you have not named an irrevocable beneficiary.

BENEFICIARY

You name the beneficiary in your enrollment form for the Certificate. You may change the beneficiary (unless irrevocably named) while the Insured is alive by notifying us, in writing. If no beneficiary is living when the Insured dies, we will pay the Death Proceeds to you if living; or, otherwise, to your estate.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ASSIGNMENT

You may assign your rights under the Certificate. Until you notify us in writing, no assignment is effective against us. We are not responsible for the validity of any assignment.

STATEMENTS

We will send you a statement at least once each year, showing:

- the Certificate's current Cash Value, Cash Surrender Value and Face Amount;

- the premiums paid, Monthly Deduction Amounts and any Loans since your last statement;

- the amount of any outstanding Debt;

- any notifications required by the provisions of your Certificate; and

- any other information required by the Insurance Department of the state where we delivered your Certificate.

ISSUANCE OF YOUR CERTIFICATE

To purchase a Certificate you must submit an enrollment form to our Customer Service Center. The specific form you complete will depend on the underwriting classification and plan design of the Policy. Generally, we will only issue a Certificate on the lives of Insureds between the ages of 20 and 79 who supply evidence of insurability satisfactory to us. In addition, in most cases, we will not issue a Certificate with a Face Amount of less than the minimum Face Amount. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. If we accept your enrollment form, your Certificate will become effective on the Coverage Date only after we receive all outstanding delivery requirements and the initial premium payment shown in your Certificate.

In the event you are exchanging an existing contract(s) for a new Certificate under Section 1035 of the Internal Revenue Code, the Coverage Date will be the date that you make the 1035 exchange. You make this 1035 exchange by assigning the existing contract(s) to us and completing an enrollment form. Upon receipt of the assignment form, we will surrender the existing contract(s) for its cash surrender value. We will apply the surrender proceeds we receive as premium to the Certificate. During the time between the Coverage Date and the date we receive the cash surrender value of the existing contract(s) or a premium payment, there will be no gap in coverage. We will make charges and deductions (other than those of the Portfolios) for this period; however, you will not experience investment returns.

RIGHT TO EXAMINE THE CERTIFICATE

You have a limited right to return your Certificate for cancellation. You may deliver or mail the Certificate to us or to the agent who sold you the Certificate within ten (10) calendar days after delivery of the Certificate to you. This is the right to examine period. Some states provide for a longer period.

In the event you return your Certificate, we will return to you within seven (7) days of our receipt of the Certificate, either:

- the total amount of premiums; or

- the Cash Value plus charges deducted under the Certificate.

The amount we return depends upon the state we issued your Certificate in.

PREMIUMS
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PREMIUM PAYMENT FLEXIBILITY

You have considerable flexibility as to when, in what amounts and what level of premiums, within a range determined by us, you pay under the Certificate. You choose a premium once you have determined the level and pattern of the death benefit.

You must pay a minimum initial premium to make your coverage effective on the Coverage Date. The minimum initial premium may not be less than $100,000. You may pay additional premiums at any time, subject to the premium limitations set by the Internal Revenue Code. For details on these premium limitations see, "Premium Limitation." You have the right to pay additional premiums of at least $100.00 at any time, unless otherwise agreed to by us.

Your Certificate may lapse if the value of your Certificate becomes insufficient to cover the Monthly Deduction Amounts. If this happens you may pay additional premiums in order to prevent your Certificate from terminating. For details see, "Lapse and Reinstatement." Factors that determine the amount of any required premiums include the Face Amount, the death benefit option elected and charges and expenses.

ALLOCATION OF PREMIUM PAYMENTS

During the right to examine period, we allocate your initial premium payment in accordance with state law requirements, at the end of the Valuation Day we receive the premium. If you choose to cancel your Certificate, some states require the return of your initial premium, while others require the return of the Certificate's Cash Value.

- STATE OF ISSUE REQUIRES RETURN OF INITIAL PREMIUM -- If the state of issue of your Certificate requires that we return your initial premium, we will, when we issue your Certificate and until the end of the right to examine period, allocate your initial Net Premium to the Wells Fargo Variable Trust Money Market Investment Division. Upon the expiration of the right to examine period, we will invest the initial Net Premium according to your initial allocation instructions. However, any accrued interest will remain in the Wells Fargo Variable Trust Money Market Investment Division if you selected it as an initial allocation option.


  We will allocate any additional premiums received prior to the expiration of the right to examine period to the Wells Fargo Variable Trust Money Market Investment Division. Upon the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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  expiration of the right to examine period, we will invest any additional premiums according to your initial allocation instructions.


- STATE OF ISSUE REQUIRES RETURN OF CERTIFICATE'S CASH VALUE -- If the state of issue of your Certificate requires that we return the Certificate's Cash Value, we will allocate the initial Net Premium among your chosen Investment Divisions. In this case you will bear full investment risk for any amounts we allocate to the Investment Division during the right to examine period. This automatic immediate investment feature only applies if specified in your Certificate. Please check with your agent to determine the status of your Certificate.

You may change the Net Premium allocation if you notify us in writing. Portions you allocate to the Investment Divisions must be whole percentages of 5% or more. We will allocate subsequent Net Premiums among Investment Divisions according to your most recent instructions, at the end of the Valuation Day we receive the premium, subject to the following:

- If we receive a premium and your most recent allocation instructions would violate the 5% requirement, we will allocate the Net Premium among the Investment Divisions according to your previous premium allocation; and

- If the asset rebalancing option is in effect, we will allocate Net Premiums accordingly, until you terminate this option. (See "Transfers Among Investment Divisions -- Asset Rebalancing.")

You will receive several different types of notification that explain what your current premium allocation is. The Certificate shows the initial allocation you chose on the enrollment form. In addition, we will send you written confirmation, after we receive your premium payment, that shows you how we allocated your premium. A Certificate's annual statement will also summarize your current premium allocation.

ACCUMULATION UNITS

We use Net Premiums allocated to the Investment Divisions to credit Accumulation Units under the Certificates.

We determine the number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Wells Fargo Variable Trust Money Market Investment Division) as follows:

- Multiply the Net Premium by the appropriate allocation percentage to determine the portion we will invest in the Investment Division; then

- Divide each portion to be invested in an Investment Division by the Accumulation Unit value of that particular Investment Division we computed following the receipt of the payment.

Deductions made for the monthly deduction amount on each Processing Date will reduce the number of Accumulation Units under the Certificate. (See "Deductions from Investment Value -- Monthly Deduction Amount.")

ACCUMULATION UNIT VALUES

The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience and charges of the applicable Portfolio, as well as the daily deduction for mortality and expense risks. We will determine the Accumulation Unit value on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by us.

PREMIUM LIMITATION

If we receive premiums that would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, we will refund the excess premium payments. We will refund such premium payments and any applicable interest no later than sixty (60) days after the end of a Coverage Year.

We will accept a premium payment that results in an increase in the death benefit greater than the amount of the premium, only after we approve evidence of insurability.

DEATH BENEFITS AND POLICY VALUES
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VALUES UNDER THE CERTIFICATE

CASH SURRENDER VALUE -- As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

INVESTMENT VALUE -- Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.

The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of

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Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values."

DEATH BENEFITS


As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the beneficiary equal the death benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The death benefit depends on the death benefit option you select and is determined as of the date of the death of the Insured. The Variable Insurance Amount under both death benefit options and the death benefit under Death Benefit Option B are dependent on the Cash Value under the Certificate. The Cash Value under the Certificate is affected by the investment performance of the underlying funds, expenses and the monthly charge deductions.


MINIMUM DEATH BENEFIT TESTING PROCEDURES -- Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, you choose the procedure under which a Certificate will qualify. Once you choose either the GPT or the CVAT to test a Certificate, it cannot be changed while the Certificate is in force.


Under both testing procedures, the Variable Insurance Amount is used to determine the death benefit under the Certificate. This is necessary in order for the Certificate to meet the current federal tax definition of life insurance, which places limitations on the amount of premiums that may be paid and the Cash Values that can accumulate relative to the death benefit. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are in the Certificate.


Under the GPT, there is also a maximum amount of premium that may be paid with respect to each Certificate.
Use of the CVAT can be advantageous if you intend to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the factors we use to determine the Variable Insurance Amount are higher under the CVAT, which can result in a higher death benefit over time and a higher total cost of insurance.
DEATH BENEFITS OPTIONS -- Regardless of the minimum death benefit testing procedure chosen, there are two death benefit options: Death Benefit Option A and Death Benefit Option B.

 - DEATH BENEFIT OPTION A -- the death benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.

 - DEATH BENEFIT OPTION B -- the death benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

Regardless of which death benefit option you select, the maximum amount payable will be the Death Proceeds.

OPTION CHANGE -- While the Certificate is in force, you may change the death benefit option you selected. You must make your request to change your death benefit option in writing and during the lifetime of the Insured.

CHANGE FROM OPTION A TO OPTION B -- If the change is from Death Benefit Option A to Death Benefit Option B, the Insured must provide us with satisfactory evidence of insurability. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change.

CHANGE FROM OPTION B TO OPTION A -- If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change.

Any change in the selection of a death benefit option will become effective at the beginning of the Coverage Month following our approval of the change. We will notify you when we have made the change.

PAYMENT OPTIONS -- We may pay the Death Proceeds under the Certificate in a lump sum or we may apply the proceeds to one of our payment options. If a payment option is not selected, Death Proceeds will be paid in a lump sum. The minimum amount that may be placed under a payment option is $5,000 unless we consent to a lesser amount. Once payments under payment options 2, 3 or 4 begin, you may not surrender the Certificate to receive a lump sum settlement in place of the life insurance payments. The following options are available under the
Certificate:

FIRST OPTION -- INTEREST INCOME


 - Payments of interest at the rate we declare, but not less than 3% per year, on the amount applied under this option. Lump sum payout at request of beneficiary


SECOND OPTION -- INCOME OF FIXED AMOUNT

 - Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- PAYMENTS FOR A FIXED PERIOD

 - An amount payable monthly for the number of years selected which may be from 1 to 30 years.

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FOURTH OPTION -- LIFE INCOME

 - LIFE ANNUITY -- an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the annuitant died before the second monthly annuity payment was due.

 - LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, we may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. We may, however, from time to time, at our discretion if mortality appears more favorable and interest rates justify, apply other tables that will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

We may agree to other arrangements for income payments.

INCREASES AND DECREASES IN FACE AMOUNT -- In most cases, the minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, you may request a change in the Face Amount by making a written request to us at our Customer Service Center.

You must request an increase in the Face Amount in writing to us. All requests are subject to evidence of insurability satisfactory to us and subject to our current rules. Any increase we approve will be effective on the Processing Date following the date we approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount.


A decrease in the Face Amount will be effective on the first Processing Date following the date we receive the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the decrease will decrease as a result of the decrease in Face Amount. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount generally must not be less than $50,000. We will apply decreases:


- to the most recent increase; then

- successively to each prior increase, and then

- to the initial Face Amount.

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.


BENEFITS AT MATURITY -- If the Insured is living on the coverage maturity date, which equals attained age 100 ("Maturity Date"), unless you have the Maturity Date Extension Rider, the insurance terminates under the Certificate and we will pay you the Cash Surrender Value as of such date. However, on the Maturity Date, the Certificate will terminate and we will have no further obligations under the Certificate.


MAKING WITHDRAWALS FROM THE CERTIFICATE
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SURRENDER

At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, you may choose, without the consent of the beneficiary (provided the designation of the beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from us. To surrender a Certificate, you must submit a written request for surrender to us. We will determine the Cash Surrender Value as of the Valuation Day we receive the request, in a written form satisfactory to us, at our Customer Service Center, or the date that you request, whichever is later.

The Cash Surrender Value is the net amount available upon surrender of the Certificate and equals the Cash Value, minus Debt, minus any charges accrued but not yet deducted. We will terminate the Certificate on the date of receipt of the written request, or the date you request the surrender to be effective, whichever is later.

We may pay the Cash Surrender Value in cash or you may allocate it to any other payment option agreed upon by us.

PARTIAL WITHDRAWALS

At any time before the Maturity Date, and subject to our rules then in effect, we allow twelve (12) partial withdrawals per Coverage Year. However, we allow only one (1) partial withdrawal between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, minus outstanding Debt.


If the partial withdrawal request is a percentage, then we calculate the proceeds of the partial withdrawal as of the Valuation Day we receive the request.


We currently impose a charge for processing partial withdrawals which is the lesser of:

- 2% of the amount withdrawn; and

- $25.00.

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A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will permanently affect the Cash Surrender Value and may permanently affect the death benefit payable. If Death Benefit Option A is in effect, we reduce the Face Amount by the amount of the partial withdrawal and the charge for processing the withdrawal. Unless specified otherwise, we will deduct partial withdrawals on a Pro Rata Basis from the Investment Divisions. A Pro Rata Basis is an allocation method based on the proportion of the Investment Value in each Investment Division. You must submit requests for partial withdrawals to us in writing. The effective date of a partial withdrawal will be the Valuation Day that we receive the request, in writing, at our Customer Service Center. If the request is received after the close of the New York Stock Exchange, the effective date of the partial withdrawal will be the next Valuation Day. If your Certificate is deemed to be a modified endowment contract, a 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations."


TRANSFERS AMONG INVESTMENT DIVISIONS
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AMOUNT AND FREQUENCY OF TRANSFERS

Upon request and as long as the Certificate is in effect, you may transfer amounts among the Investment Divisions up to twelve (12) times per Coverage Year without charge. You must make transfer requests in writing on a form that we approve. Our rules then in effect will limit the amounts that you may transfer. The amounts that you transfer must be in whole percentages of 5% or more, unless otherwise agreed to by us. Currently, the minimum value of Accumulation Units that you may transfer from one Investment Division to another is the lesser of:

- $500; and

- the total value of the Accumulation Units in the Investment Division.

The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, we will transfer the entire remaining amount.


You may make transfers between the Investment Divisions offered in this Certificate according to our policies and procedures.



WHAT IS AN INVESTMENT DIVISION TRANSFER?



An Investment Division Transfer is a transaction requested by you that involves reallocating part or all of your Investment Value among the underlying Investment Divisions available in your Certificate.



WHAT HAPPENS WHEN I REQUEST AN INVESTMENT DIVISION TRANSFER?



When you request an Investment Division Transfer, Hartford sells shares of the underlying Fund that makes up the Investment Division you are transferring from and buys shares of the underlying Fund that makes up the Investment Division you want to transfer into.



Each day, many Policy Owners and Certificate Owners request Investment Division Transfers. Some request transfers into a particular Investment Division and others request transfers out of a particular Investment Division. In addition, each day some Policy Owners and Certificate Owners allocate new premium payments to Investment Divisions and others request surrenders. In addition, monthly charges, such as cost of insurance and administrative fees, are transferred out of the Investment Divisions. Further, when there is a pending death claim on a Certificate, all money invested in any of the Investment Divisions is transferred to the Hartford Money Market Investment Division. Hartford combines all the Policy Owner and Certificate Owner requests to transfer out of an Investment Division along with all transfers from that Investment Division as a result of a surrender, withdrawal, loan, or pending death claim and determines how many shares of that Investment Division's underlying Fund Hartford would need to sell to satisfy all Policy Owners' and Certificate Owners' "transfer-out" requests. At the same time, Hartford also combines all the requests to transfer into a particular Investment Division or new Premium Payments allocated to that Investment Division and determines how many shares of that Investment Division's underlying Fund Hartford would need to buy to satisfy all Policy Owners' and Certificate Owners' "transfer-in" requests.



In addition, many of the underlying Funds that are available as investment options in Hartford's variable life insurance policies are also available as investment options in variable annuity contracts ("Contracts"), retirement plans, group funding agreements and other products offered by Hartford. Each day, investors and participants in these other products engage in transactions similar to the Investment Division Transfers described for variable life Policy Owners and Certificate Owners.



Hartford takes advantage of its size and available technology to combine the sales of a particular underlying Fund for all the variable annuities, variable life insurance policies, retirement plans, group funding agreements or other products offered by Hartford. We also combine all the purchases of that particular underlying Fund for all the products we offer. We then "net" those trades. This means that we sometimes reallocate shares of an underlying Fund within the accounts at Hartford rather than buy new shares or sell shares of the underlying Fund.



For example, if we combine all transfer-out requests and Surrenders of the Hartford Stock Investment Division with all other sales of that underlying Fund from all the other products available at Hartford, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Certificate Owners and the owners of other products offered by Hartford, want to purchase or transfer-in an amount equal to $300,000 of that Fund, then Hartford would send a sell order to the underlying

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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Fund for $700,000, which is a $1 million sell order minus the purchase order of $300,000.



WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE AN INVESTMENT DIVISION
TRANSFER?



You should be aware that there are several important restrictions on your ability to make an Investment Division Transfer.



FIRST, YOU MAY MAKE ONLY ONE INVESTMENT DIVISION TRANSFER EACH DAY. Hartford limits each Certificate Owner to one Investment Division Transfer each day. Hartford counts all Investment Division Transfer activity that occurs on any one day as one Investment Division Transfer, except you cannot transfer the same Investment Value more than once in a day.



For example, if the only transfer you make on a day is a transfer of $10,000 from the Hartford Money Market Investment Division into another Investment Division, it would count as one Investment Division Transfer. If, however, on a single day you transfer $10,000 out of the Hartford Money Market Investment Division into five other Investment Divisions (dividing the $10,000 among the five other Investment Divisions however you choose), that day's transfer activity would count as one Investment Division Transfer. Conversely, if you have $10,000 in Investment Value distributed among five different Investment Divisions and you request to transfer the Investment Value in all those Investment Divisions into one Investment Division, that would also count as one Investment Division Transfer.



However, you cannot transfer the same Investment Value more than once in one day. That means if you have $10,000 in the Hartford Money Market Investment Division and you transfer all $10,000 into the Hartford Stock Investment Division, on that same day you could not then transfer the $10,000 out of the Hartford Stock Investment Division into another Investment Division.



SECOND, YOU MAY ONLY MAKE TWELVE INVESTMENT DIVISION TRANSFERS PER COVERAGE YEAR. You should not purchase this Certificate if you want to make frequent Investment Division Transfers for any reason. In particular, Hartford does not want you to purchase this Certificate if you plan to engage in "Market Timing," which includes frequent transfer activity into and out of the same underlying Fund, or engaging in frequent Investment Division Transfers in order to exploit inefficiencies in the pricing of the underlying Fund.



Hartford attempts to curb frequent transfers in the following ways:



x  12 Transfer Rule (described above)



x  Third Party Transfer Service Agreements (described below).



However, you should be aware that Hartford's procedures and attempts to preclude frequent trading may not be effective. You should be aware that Market Timing may still occur within the parameters that Hartford has established.



FAIR VALUE PRICING -- There are times when the value given to a particular stock held by a mutual fund may not reflect the true value of that stock. This can occur with stocks traded on international stock markets, which (because of time zone differences) close before the New York Stock Exchange closes and opens again while the New York Stock Exchange is closed. Some individuals or entities have tried to take advantage of this situation and realize a profit by requesting transfers into an Investment Division when the price of the underlying Fund does not reflect the real market value of its holdings, and then quickly transferring out of the Investment Division once the underlying Fund's price reflects the real market value of its holdings. This is commonly called "international arbitrage" and is one type of "market timing."



Since an underlying Fund's assets may be valued primarily on the basis of market quotations, after the markets close, many Funds utilize processes and procedures approved by its Board of Directors for making a fair value determination of the actual value of the underlying Fund when market quotations are not readily available. This procedure called "Fair Value Pricing" is used by some Funds to make the Funds unattractive to investors who might want to engage in international arbitrage market timing. Many experts believe that Fair Value Pricing can eliminate the opportunity for international arbitrage market timing.



THIRD PARTY TRANSFER SERVICE AGREEMENTS -- If your initial Premium Payment is $1 million or more, or if you are acting on behalf of multiple Certificate Owners with aggregate Investment Values of $2 million or more, you may be required to sign a separate agreement with Hartford that includes additional restrictions on your ability to request Investment Division Transfers. Hartford is not currently requiring Certificate Owners or others to sign these agreements. However, if Hartford believes that these agreements may help curb frequent transfers, or for any other reason, Hartford may, without notice, begin requiring these agreements again.



ARE THERE ANY EXCEPTIONS TO THESE POLICIES?



NO INDIVIDUAL EXCEPTIONS. Except for the exceptions listed below, Hartford does not make any exceptions to its policies restricting trading. This means that if you request to be excused from any of the policies and to be permitted to engage in an Investment Division Transfer that would violate any of these policies, Hartford will refuse your request.



POSSIBILITY OF UNDETECTED FREQUENT TRADING IN THE UNDERLYING FUNDS. You should be aware that there may be frequent trading in the underlying Funds that Hartford is not able to detect and prevent, which we describe here:



- There is a variable annuity that we offer that has no contingent deferred sales charge. We are aware that frequent traders have used this annuity in the past to engage in frequent Investment Division Transfers that does not violate the precise terms of transfer restrictions. We believe that we have addressed this practice by closing all the international and global funds available in the annuity. However, we cannot always tell if there is frequent trading in this product.

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- These policies apply only to individuals and entities that own this Certificate and any subsequent or more recent versions of this Certificate. However, the underlying Funds that make up the Investment Divisions of this Certificate are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all. Many of the group variable annuities or group funding agreements are offered to retirement plans, and Plan Sponsors administer their plan according to Plan documents. If these retirement plan documents have no restrictions on Investment Division Transfers, then Hartford cannot apply the transfer restrictions and may not be able to apply any other restriction on transfers. Hartford has been working with plan sponsors and plan administrators to ensure that any frequent transfer activity is identified and deterred. Hartford has had only limited success in this area. Frequent transfers by individuals or entities that occur in other investment or retirement products provided by Hartford could have the same abusive affect as frequent Investment Division Transfers done by Certificate Owners of this Certificate.



HOW AM I AFFECTED BY FREQUENT INVESTMENT DIVISION TRANSFERS?



Frequent Investment Division Transfers often result in frequent purchases and redemptions of shares of the underlying Fund. Frequent purchases and redemptions of the shares of the underlying Funds may increase your costs under this Certificate and may also lower your Certificate's overall performance. Your costs may increase because the underlying Fund will pass on any increase in fees related to the frequent purchase and redemption of the underlying Fund's stocks. There would also be administrative costs associated with these transactions.



Frequent transfers may also cause an underlying Fund to hold more cash than the underlying Fund would like to hold. A large cash position means that the underlying Fund will not be fully invested and may miss a rise in value of the securities that the Fund would have purchased. If the underlying Fund chooses not to hold a larger cash position, then it may have to sell securities that it would have otherwise like to have kept, in order to meet its redemption obligations. Both of these measures could result in lower performance of the underlying Fund, which in turn would result in lower overall performance of your Certificate.



Because frequent transfers may raise the costs associated with this Certificate and lower performance, the effect may be a lower Death Benefit paid to your Beneficiary or lower annuity payouts for your Payee.



WHAT IF A PROSPECTUS FOR THE UNDERLYING FUNDS HAS DIFFERENT POLICIES AND PROCEDURES REGARDING FREQUENT TRADING?



We print the prospectus for the Certificates together with the prospectuses for the underlying Funds. While the prospectuses for the underlying Funds may describe policies and procedures regarding frequent trading that may be different from those described in the prospectus for the Certificates, the policies and procedures described in the prospectus for the Certificates control how we administer Investment Division Transfers.



We will continue to monitor transfer activity and Hartford may modify these restrictions at any time.


TRANSFERS TO OR FROM INVESTMENT DIVISIONS

In the event of a transfer from an Investment Division, we will reduce the number of Accumulation Units that we credit to that Investment Division. We will determine the reduction by dividing:

- the amount transferred by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request for transfer.

In the event of a transfer to an Investment Division, we will increase the number of Accumulation Units credited. The increase will equal:

- the amount transferred divided by,

- the Accumulation Unit value for that Investment Division determined on the Valuation Day we receive your written request.

ASSET REBALANCING

Subject to our current rules, you may authorize us to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions that you have selected. This reallocation is known as Asset Rebalancing. The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.

To elect Asset Rebalancing, we must receive a written request from you. If you elect Asset Rebalancing, you must include all Investment Value in the automatic reallocation. The percentages that you select under Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Net Premiums accordingly. We will count all transfers made pursuant to Asset Rebalancing on the same day as one (1) transfer toward the twelve (12) transfers per Coverage Year that we permit without charge. Once elected, you may instruct us, in a written form satisfactory to us, at any time to terminate the option. In addition, we will terminate your participation in Asset Rebalancing if you make any transfer outside of Asset Rebalancing.

DOLLAR COST AVERAGING

You may elect to allocate your Net Premiums among the Investment Divisions under the dollar cost averaging option program ("DCA Program"). If you choose to participate in the DCA

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
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Program, we will deposit your Net Premiums into the Wells Fargo Variable Trust Money Market Investment Division. Each month, we will withdraw amounts from that Division and allocate them to the other Investment Divisions in accordance with your allocation instructions. The transfer date will be the monthly anniversary of your first transfer under your initial DCA election. We will make the first transfer within five (5) business days after we receive your initial election in writing.

We will allocate your Net Premium to the Investment Divisions that you specify, in the proportions that you specify. If, on any transfer date, your Investment Value that we have allocated to the Wells Fargo Variable Trust Money Market Investment Division is less than the amount you have elected to transfer, we will terminate your participation in the DCA Program. Any transfers made in connection with the DCA Program must be whole percentages of 5% or more, unless we otherwise agree. In addition, transfers made under the DCA Program count toward the twelve (12) transfers per coverage year that we permit you without charge.

You may also cancel your DCA election by notifying us in writing.

The main objective of the DCA Program is to minimize the impact of short-term price fluctuations. The DCA Program allows you to take advantage of market fluctuations. Since we transfer the same dollar amount to other Investment Divisions at set intervals, the DCA Program allows you to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, you may achieve a lower average cost per Accumulation Unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making investments through periods of low price levels.

You cannot make transfers under Asset Rebalancing and participate in the DCA Program at the same time.

PROCESSING OF TRANSACTIONS

Generally, we process your transactions only on a Valuation Day. We will process requests that we receive on a Valuation Day before the close of trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on that same day, except as otherwise indicated in this Prospectus. We will process requests that we receive after the close of the NYSE as of the next Valuation Day.

LOANS
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As long as the Certificate is in effect, you may obtain without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), a cash Loan from us. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by 1.00, minus outstanding Debt.

We will transfer the amount of each Loan on a Pro Rata Basis from each of the Investment Divisions (unless you specify otherwise) to the Loan Account. We use the Loan Account to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST

Interest will accrue daily on outstanding Debt at the adjustable loan interest rate indicated in the Certificate. We will transfer the difference between the value of the Loan Account and any outstanding Debt from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown in the Certificate. If you do not pay interest within five (5) days of its due date, we will add it to the amount of the Loan as of its due date.

The maximum adjustable loan interest rate we may charge for Loans is the greater of:

- 5%; and

- the Published Monthly Average for the calendar month two (2) months prior to the date on which we determine the adjustable loan interest rate.

The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.

CREDITED INTEREST

We will credit interest on amounts in the Loan Account for Coverage Years 1 through 10 at a rate equal to the adjustable loan interest rate, minus 1%. We will credit interest on amounts in the Loan Account for Coverage Years 11 and later at a rate equal to the adjustable loan interest rate, minus .20%.

LOAN REPAYMENTS

You can repay any part of or the entire Loan at any time. We will allocate the amount of the Loan repayment to your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, we will treat any additional premium payments that we receive during the period when a Loan is outstanding as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT

If total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will terminate without value.

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EFFECT OF LOANS ON INVESTMENT VALUE

A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for Funds held in the Loan Account, your Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, your Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value.

LAPSE AND REINSTATEMENT
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LAPSE AND GRACE PERIOD

We provide a sixty-one (61) calendar day grace period, from the date we mail you notice that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless you have given us written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during this period. You will be liable to us for all unpaid charges due under the Certificate for the period that the Certificate remains in force.

In the event that total outstanding Debt equals or exceeds the Cash Value, the Certificate will terminate thirty-one (31) calendar days after we have mailed notice to your last known address and that of any assignees of record. If you do not make sufficient Loan repayment by the end of this 31-day period, the Certificate will end without value.

REINSTATEMENT

Prior to the death of the Insured, and unless (i) the Policy is terminated or
(ii) the Certificate has been surrendered for cash, we may reinstate the Certificate prior to the Maturity Date, provided:

- you make your request within three (3) years of the date of lapse. Some states provide a longer period; and

- you submit satisfactory evidence of insurability to us.

We will not require evidence of insurability, if you reinstate your Certificate within one (1) month after the end of the 61-calendar day grace period, provided the Insured is alive.

To reinstate your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:

- The Investment Value at the time of termination; plus

- Net Premiums attributable to premiums paid at the time of reinstatement.

Upon reinstatement, you must repay or carry over to the reinstated certificate any Debt at the time of termination.

TERMINATION OF POLICY
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The group policyholder or we may terminate participation in the Policy. The party initiating the termination must provide notice of such termination to each owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, we will not accept any new enrollment forms for new Insureds on or after the date that we receive or send notice of discontinuance, whichever is applicable. In addition, we will not issue any new Certificates. If you discontinue premium payments, we will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. We will not continue the coverage under the Certificate beyond attained age 100 unless your Certificate includes the Maturity Date Extension Rider. Attained age means the Insured's age on the birthday nearest to the Coverage Date plus the period since the Coverage Date. In addition, we will not continue any optional benefit rider beyond the Certificate's date of termination. If the Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Policy, provided you have not canceled or surrendered it, subject to our qualifications then in effect. You will then pay Certificate premiums directly to us.

CONTRACT LIMITATIONS

PARTIAL WITHDRAWALS

We limit you to twelve (12) partial withdrawals per Coverage Year.

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TRANSFERS OF ACCOUNT VALUE

We reserve the right to limit the size of transfers and remaining balances and to limit the number and frequency of transfers among the Investment Divisions.

FACE AMOUNT INCREASES OR DECREASES

We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one (1) in any twelve (12) month period.

VALUATION OF PAYMENTS AND TRANSFERS

We value the Certificate on every Valuation Day. We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after we receive all the information needed to process the payment unless the New York Stock Exchange is closed for some reason other than a regular holiday or Weekend, trading is restricted by the Securities and Exchange Commission ("SEC") or the SEC declares that an emergency exists.

DEFERRAL OF PAYMENTS

We may defer payment of any Cash Surrender Values, withdrawals and loan amounts that are not attributable to the Investment Divisions for up to six (6) months from the date of the request. If we defer payment for more than thirty (30) days, we will pay you interest.

CHANGES TO CONTRACT OR SEPARATE ACCOUNT
--------------------------------------------------------------------------------

MODIFICATION OF POLICY

The only way we may modify the policy is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries, or Assistant Secretaries.

SUBSTITUTION OF FUNDS

We reserve the right to substitute the shares of any other registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account provided that the substitution has been approved by the Securities and Exchange Commission.

CHANGE IN OPERATION OF THE SEPARATE ACCOUNT

We may modify the operation of the Separate Account to the extent permitted by law, including deregistration under the securities laws.

SEPARATE ACCOUNT TAXES

Currently, we do not make a charge to the Separate Account for federal, state and local taxes that may be allocable to the Separate Account. In the future, we may begin to charge the Separate Account for federal, state and local taxes if the applicable federal, state or local tax laws that impose tax on us and/or the Separate Account change. We may make charges for other taxes that are imposed on the Separate Account.

SUPPLEMENTAL BENEFITS
--------------------------------------------------------------------------------

The following supplemental benefit will automatically be included in a Certificate, subject to current restrictions, limitations and state approval, unless you notify us in writing that you do not want it.

MATURITY DATE EXTENSION RIDER

We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain death benefit and premium restrictions apply. See "Federal Tax Considerations."

OTHER MATTERS
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REDUCED CHARGES FOR ELIGIBLE GROUPS

We may reduce or eliminate certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) for Policies issued in connection with a specific plan, in accordance with our current internal policies as of the date we approve the application for a policy. We determine eligibility for reduction in charges and the amount of any reduction by a number of factors, including:

- the size of the plan;

- the expected number of participants;

- the anticipated premium payment from the plan;

- the nature of the group; and

- any other circumstances that are rationally related to the expected reduction in expenses.

We may modify, from time to time on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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any person, including the affected policy owners invested in the Separate
Account.

OUR RIGHTS

We reserve the right to take certain actions in connection with our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws (including obtaining any required approval of the Securities and Exchange Commission). If necessary, we will seek your approval.

Specifically, we reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of your voting rights or of any other persons who have voting rights as to the Separate Account.

We also reserve the right to change the name of the Separate Account.

LIMIT ON RIGHT TO CONTEST

We may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two (2) years from the effective date of coverage. If we reinstate the Certificate, the 2-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for 2 years from its effective date. In addition, if the Insured commits suicide in the 2-year period, or such period as specified in state law, the death benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

MISSTATEMENT AS TO AGE OR SEX

If the age or sex of the Insured is incorrectly stated, we will appropriately adjust the amount of all benefits payable, as specified in the Certificate.

ASSIGNMENT

The Certificate may be assigned as collateral for a loan or other obligation. We are not responsible for any payment made or action taken before receipt of written notice of such assignment. You must file proof of interest with any claim under a collateral assignment.

DIVIDENDS

No dividends will be paid under the Certificates.

FINANCIAL STATEMENTS

Financial statements of the Registrant and Depositor may be found in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or write to us at:

    Hartford Life Private Placement
    (formerly named "International Corporate
    Marketing Group")
    Attn: Registered Products
    100 Campus Drive, Suite 250
    Florham Park, NJ 07932


FEDERAL TAX CONSIDERATIONS

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INTRODUCTION



The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.



This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of a life insurance contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.



In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
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such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification requirements or falls within a potentially adverse and/or broad tax definition or tax classification (e.g., for a deferred compensation or split-dollar arrangement). In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.



THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.



TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.



We do not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for federal income taxes. If we incur income taxes attributable to the Separate Account or determine that such taxes will be incurred, we may assess a charge for taxes against the Separate Account.



INCOME TAXATION OF CERTIFICATE BENEFITS -- GENERALLY



For federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is generally not taxed on increments in the policy value prior to a receipt of some amount from the policy, e.g., upon a partial or full surrender. Section 7702 imposes certain limits on the amounts of the premiums paid and cash value accumulations in a policy, in order for it to remain tax-qualified as a life insurance contract. We intend to monitor premium and cash value levels to assure compliance with the
Section 7702 standards.



There is some uncertainty as to the proper determination of the premium limits for purposes of section 7702 and 7702A in the case of policies involving substandard risks. We believe its method of addressing substandard risks is reasonable, but the IRS could take a contrary view. Accordingly, there is a risk that the IRS could contend that certain policies involving substandard risks fail to meet the definition of life insurance in section 7702 or should be considered modified endowment contracts.



During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.



We also believe that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner unless the policy is a modified endowment contract. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such transactions.



There is a risk that the IRS could contend that certain Preferred Policy Loans might not be loans for tax purposes. Instead, the IRS could treat these loans as distributions from the policy. If so, such amounts might be currently taxable.



Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.



The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although we believe that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the policy's "basis" or "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Whether partial withdrawals (or loans or other amounts deemed to be received) from the Policy constitute income to the Policy Owner depends, in part, upon whether the Policy is considered a modified endowment policy for federal income tax purposes, as described below.



MODIFIED ENDOWMENT CONTRACTS



Code Section 7702A applies an additional limit on premiums paid, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in
Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of a life insurance contract, but fails the seven-pay test of Section 7702A or (ii) is exchanged for a MEC. A policy fails the seven-pay test if the accumulated amount paid into the policy at any time during the first seven policy years (or during any later seven-year test period) exceeds the sum of the net level premiums that would have been paid up to that point if the policy provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).



A new seven-pay test and seven-year test period may be applied each time that a policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the policy within any seven-year test period, the seven-pay test is applied retroactively as if the policy always had the reduced benefit level from the start of the seven-year test period. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.



A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income tax and increments in contract value are not subject to current income tax (prior to an actual or deemed receipt of some amount). However, if the contract is classified as a MEC, then withdrawals and other amounts received or deemed received from the contract will be treated first as withdrawals of income and then as a tax-free recovery of premium payments or other basis. Thus, withdrawals will be includable in income to the extent the contract value exceeds the unrecovered basis. Also, the income portion of any amount received or deemed received prior to age 59 1/2 is subject to an additional 10% penalty tax, with certain exceptions. The amount of any loan (including unpaid interest thereon) under the contract will be treated as an amount received from the contract for income tax and additional 10% penalty tax purposes. In addition, if the policy owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as an amount received from the contract for tax purposes. The policy owner's basis in the contract is increased by the amount includable in income with respect to such assignment, pledge or loan, though it is not affected by any other aspect of the assignment, pledge or loan (including its release or repayment).



All MEC policies that are issued in the same calendar year to the same policy owner by the same insurer (or its affiliates) are treated as one MEC policy for the purpose of determining the taxable portion of any loan or other amount received or deemed received that is subject to ordinary income tax or the 10% penalty tax. The adverse income tax (and 10% penalty tax) treatment of loans or other amounts received or deemed received from a MEC affects not only those amounts received or deemed received after the date on which a policy first becomes a MEC, but also those amounts received or deemed received in anticipation of the policy becoming a MEC. Amounts received or deemed received during the 2 years prior to such initial MEC date are automatically treated as amounts received in anticipation of MEC status.



Before assigning, pledging, or requesting a loan or other amount to be received under a policy that is a MEC, a policy owner should consult a qualified tax adviser.



We have instituted procedures to monitor whether a policy may become classified as a MEC.



ESTATE, GIFT AND GENERATION SKIPPING TRANSFER TAXES



ESTATE TAX -- GENERALLY



When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includable in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



GENERATION SKIPPING TRANSFER TAX



Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817(h) provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a policy is not treated as a life insurance contract, the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
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policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.



For instance, the IRS in Rev. Rul. 2003-92 reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). More specifically, Rev. Rul. 2003-92 extended this "public availability" doctrine to interests in a non-registered limited partnership that are not publicly traded but are available directly to qualified buyers through private placements (as well as through variable contracts), holding that such limited partnership interests should be treated as owned directly by a variable contract owner (and not by the insurer). By contrast, where such limited partnership interests are available exclusively through the purchase of a variable insurance contract, Rev. Rul. 2003-92 held that such investment assets should be treated as owned by the insurer (and not by the contract owner). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts.



The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are (or are deemed to be) current taxable income to the Owner, such amounts will generally be subject to federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.



NON-INDIVIDUAL OWNERS AND BUSINESS BENEFICIARIES OF POLICIES



If a policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity's interest deduction under Code Section 264, even where such entity's indebtedness is in no way connected to the policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a policy, this policy could be treated as held by the business for

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a policy, or before a business (other than a sole proprietorship) is made a beneficiary of a policy.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. Citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal income withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence.


PERFORMANCE RELATED INFORMATION
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The Separate Account may advertise certain performance related information concerning its Investment Divisions. Performance information about an Investment Division is based on the Investment Division's past performance only and is no indication of future performance.

Each Investment Division may include total return in advertisements, sales literature, and other promotional materials. When an Investment Division advertises its total return, it will usually be calculated for one year, three years, five years, and ten years or some other relevant periods if the Investment Division has not been in existence for at least ten years. Total return may also be calculated for the most recent fiscal quarter and for the period since underlying fund inception. Total return is measured by comparing the value of an investment in the Investment Division at the beginning of the relevant period to the value of the investment at the end of the period.

If applicable, the Investment Divisions may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the Certificate charges described below.


The Investment Division investing in the Wells Fargo Advantage Money Market Fund may advertise yield and effective yield. The yield of an Investment Division is based upon the income earned by the Investment Division over a seven-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly, but when annualized, the income earned by the investment is assumed to be reinvested in Division units and thus compounded in the course of a 52-week period. Yield reflects the Certificate charges described below.


Total return for an Investment Division includes deductions for the maximum sales load charge, mortality and expense risk charge, DAC tax charge, and the administrative expense charge, and is therefore lower than total return at the Portfolio level, where there are no comparable charges. The performance results do not reflect the cost of insurance or any state or local premium taxes. If these charges were included, the total return figures would be lower. Total return may also be calculated to include deductions for Separate Account charges, but not include deductions for the sales load charge, DAC tax charge or any state or local premium taxes. If reflected, the total return figures would reduce the performance quoted. Yield for an Investment Division includes all recurring charges (except sales charges) and is therefore lower than yield at the Portfolio level, where there are no comparable charges.

We may provide information on various topics to current and prospective owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), plan and trust arrangements, the advantages and disadvantages of investing in tax-advantaged and taxable instruments, current and prospective owner profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and investment alternatives, including comparisons between the Certificates and the characteristics of and market for such alternatives.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
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LEGAL PROCEEDINGS


There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Hartford, which includes Hartford Life Insurance Company and its affiliates, has received requests for information and subpoenas from the Securities and Exchange Commission ("SEC"), subpoenas from the New York Attorney General's Office, requests for information from the Connecticut Securities and Investments Division of the Department of Banking, and requests for information from the New York Department of Insurance, in each case requesting documentation and other information regarding various mutual fund regulatory issues.



The SEC's Division of Enforcement and the New York Attorney General's Office are investigating aspects of The Hartford's variable annuity and mutual fund operations related to market timing. The funds are available for purchase by the separate accounts of different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Although existing products contain transfer restrictions between sub-accounts, some products, particularly older variable annuity products, do not contain restrictions on the frequency of transfers. In addition, as a result of the settlement of litigation against The Hartford with respect to certain owners of older variable annuity products, The Hartford's ability to restrict transfers by these owners is limited. The SEC's Division of Enforcement also is investigating aspects of The Hartford's variable annuity and mutual fund operations related to directed brokerage and revenue sharing. The Hartford discontinued the use of directed brokerage in recognition of mutual fund sales in late 2003. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to the Company's group annuity products. The Hartford continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.



A number of companies have announced settlements of enforcement actions with various regulatory agencies, primarily the SEC and the New York Attorney General's Office, which have included a range of monetary penalties and restitution. While no such action has been initiated against The Hartford, the SEC and the New York Attorney General's Office are likely to take some action at the conclusion of the on-going investigations related to market timing and directed brokerage. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on The Hartford's consolidated results of operations or cash flows in particular quarterly or annual periods, but The Hartford does not expect any such action to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.



In addition, The Hartford has been served with five putative national class actions, now consolidated into a single putative class action, In Re Hartford Mutual Funds Fee Litigation, which is currently pending before the United States District Court for the District of Connecticut. In the consolidated amended complaint in this action, filed on October 20, 2004, plaintiffs make "direct claims" on behalf of investors in The Hartford's Retail Funds and "derivative claims" on behalf of the Retail Funds themselves. Plaintiffs (including Linda Smith, the lead plaintiff) allege that excessive or inadequately disclosed fees were charged to investors in the Retail Funds, that certain fees were used for improper purposes, and that undisclosed, improper, or excessive payments were made to brokers, including in the form of directed brokerage. Plaintiffs are seeking compensatory and punitive damages in an undetermined amount; rescission of the Retail Funds' investment advisory contracts, including recovery of all fees which would otherwise apply and recovery of fees paid; an accounting of all Retail Fund related fees, commissions, directed brokerage and soft dollar payments; and restitution of all allegedly unlawfully or discriminatorily obtained fees and charges. Defendants have moved to dismiss the consolidated amended complaint in this action. The defendants in this case include various Hartford entities, Wellington Management, The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., the Retail Funds themselves and the directors of the Retail Funds, who also serve as directors of the funds. This litigation is not expected to result in a material adverse effect on the separate accounts or on the HLS funds that serve as underlying investments for those accounts.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: A unit of measure we use to calculate the value of an Investment Division.

CASH SURRENDER VALUE: The Cash Value, minus Debt, minus accrued charges that we have not deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing your rights, benefits, and options under the Policy. The Certificate will describe, among other things,
(i) the benefits payable upon the death of the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.

COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which we determine Coverage Months and Coverage Years.

COVERAGE MONTH(S): The 1-month period and each successive 1-month period following the Coverage Date.

COVERAGE YEAR(S): The 12-month period and each successive 12-month period following the Coverage Date.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company located at 100 Campus Drive, Suite 250, Florham Park, New Jersey 07932.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the death benefit minus any outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the adjustable loan interest rate.

FACE AMOUNT: The minimum death benefit as long as the Certificate is in force. We specify the Face Amount you chose on your Certificate. We may change the Face Amount after certificate issuance on your request or due to a change in death benefit option or a partial withdrawal.

FUNDS: The underlying investment vehicles for the Separate Account. Each Fund is a registered management investment company, and may be divided into series of Portfolios.

HARTFORD OR US OR WE OR OUR: Hartford Life and Annuity Insurance Company.

INSURED: The person on whose life we issue the Certificate. We identify the Insured in the Certificate.

INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund.

INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

LOAN: Any amount borrowed against the Investment Value under the Certificate.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Investment Divisions for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) our general account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the adjustable loan interest rate actually charged, reduced by not more than 1%.

MATURITY DATE: The date on which your Certificate matures and your Certificate terminates.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET PREMIUM: The amount of premium credited to the Investment Divisions.

PORTFOLIO: A division or series of a Fund that serves as the underlying investment vehicle of an Investment Division of the Separate Account. Each Investment Division purchases shares of a Portfolio of a Fund.

PROCESSING DATE(S): The day(s) on which we deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar date.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

YOU OR YOUR: The person or legal entity designated as the owner in the enrollment form or as subsequently changed. This person or legal entity may be someone other than the Insured. You possess all rights under the Policy with respect to the Certificate.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   31
--------------------------------------------------------------------------------

WHERE YOU CAN FIND MORE INFORMATION


You can call your representative or us at 1-800-854-3384 with questions or to receive a copy of the Statement of Additional Information, free of charge, or write to us at:


       Hartford Life Private Placement
       (formerly named "International Corporate Marketing Group")
       Attn: Registered Products
       100 Campus Drive, Suite 250
       Florham Park, NJ 07932

The Statement of Additional Information contains more information about this life insurance policy. Like this prospectus, it is filed with the Securities and Exchange Commission. You should read the Statement of Additional Information because you are bound by the terms contained in it. You can contact your representative for a personalized illustration of policy fees and charges, free of charge.

We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room located at 450 Fifth Street, NW, Washington, DC 20549-0102. Please call the SEC at 202-942-8090 for further information. Copies of reports or other information filed with the SEC may be obtained, upon payment of a duplicating fee, by writing the SEC's Public Reference Section. Our SEC filings are also available to the public at the SEC's website at http://www.sec.gov.

811-07387

                                    PART B

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

WELLS FARGO NON-QUALIFIED SELECT-SM-
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus. To obtain a prospectus, call us at 1-800-854-3384.

DATE OF PROSPECTUS: MAY 2, 2005
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 2, 2005

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 GENERAL INFORMATION AND HISTORY                                          3
 ----------------------------------------------------------------------------
 SERVICES                                                                 3
 ----------------------------------------------------------------------------
 EXPERTS                                                                  3
 ----------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                     4
 ----------------------------------------------------------------------------
 PERFORMANCE DATA                                                         5
 ----------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                    SA-1
 ----------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY ("HARTFORD") -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999.

Hartford Life and Annuity Insurance Company is controlled by Hartford Life Insurance Company, which is controlled by Hartford Life & Accident Insurance Company, which is controlled by Hartford Life Inc., which is controlled by Hartford Accident & Indemnity Company, which is controlled by Hartford Fire Insurance Company, which is controlled by Nutmeg Insurance Company, which is controlled by The Hartford Financial Services Group, Inc. Each of these companies is engaged in the business of insurance and financial services.

ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE was established as a separate account under Connecticut law on October 9, 1995. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- Title to the assets of the Separate Account is held by Hartford. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Investment Divisions.

EXPERTS
--------------------------------------------------------------------------------


The statutory basis balance sheets of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 29, 2005 and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 24, 2005, which are both included in this Statement of Additional Information and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.



DISTRIBUTION OF THE POLICIES

--------------------------------------------------------------------------------


Hartford Equity Sales Company, Inc. ("HESCO") serves as principal underwriter for the policies and offers the policies on a continuous basis. HESCO is controlled by Hartford and is located at the same address as Hartford. HESCO is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").



Hartford currently pays HESCO underwriting commissions for its role as Principal Underwriter of all policies offered through this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HESCO in its role as Principal Underwriter has been: 2004: $33,760,690; 2003:
$36,950,720.77; and 2002: $42,906,757. HESCO did not retain any of these underwriting commissions.



HESCO enters into sales agreements with registered broker-dealers. The policies are sold by salespersons who represent Hartford as insurance agents and who are registered representative s ("Sales Representatives") of HESCO or certain other registered broker-dealers who have entered into sales agreements with HESCO.



Broker-Dealers are compensated according to a schedule in the sales agreement and are subject to any rules or regulations that apply to variable life insurance compensation. This compensation is usually paid from sales charges described in the Prospectus. The compensation consists of commissions.



We pay commission that vary with the sales agreement and associated commission schedules. During the first Policy Year, the most common commission we pay is 6% of the premium paid. The maximum commission that we pay for premium paid

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

the First Policy Year is 10%. In Policy Years 2 and later, the most common commission we pay is 6% of premiums paid. The maximum is 10%.



Your Sales Representative typically receives a portion of the compensation that is payable to his or her Broker-Dealer in connection with the policy, depending on the agreement between your Sales Representative and his or her firm. Hartford is not involved in determining the compensation of your Sales Representative. That compensation arrangement may present its own incentives or conflicts. A Sales Representative may be required to return all or a portion of the commissions paid if the policy terminates prior to the Policy's first Policy Anniversary. You may ask your Sales Representative how he/she will personally be compensated for the transaction.


ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

SALES CHARGE -- The Current sales charge is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum sales charge is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

Sales charges cover the expenses related to the sale and distribution of the Certificates.

REDUCED CHARGES FOR ELIGIBLE GROUPS -- Certain of the charges and deductions described above (including, sales load, mortality and expense risk charge, cost of insurance charge and administrative charge) may be reduced for certain sales of the Certificates. To qualify for this reduction, a plan must satisfy certain criteria as to, for example, the expected number of owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which the Certificates are purchased and certain characteristics of the plan's members. From time to time, we may modify on a uniform basis, both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Certificate Owners invested in ICMG Registered Variable Life Separate Account One.

UNDERWRITING PROCEDURES -- To purchase a Certificate you must submit an enrollment form to us. Within limits, you may choose the initial Premium and the initial Face Amount. Certificates generally will be issued only on the lives of insureds ages 79 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an enrollment form for any reason. No change in the terms or conditions of a Certificate will be made without your consent.

The cost of insurance charge is to cover our anticipated mortality costs. We use various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Policy that are agreed to by Hartford and the employer. The actual monthly cost of insurance rates will be based on our expectations as to future experience. We will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

The rate class of an Insured affects the cost of insurance rate. Hartford and the employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, preferred and standard and/or any other nondiscriminatory classes agreed to by the employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.

INCREASES IN FACE AMOUNT -- At any time after purchasing a Certificate, You may request In Writing to change the Face Amount. In most cases, the minimum Face Amount of the Certificate is $50,000.

All requests to increase the Face Amount must be applied for on a new enrollment form. All requests will be subject to evidence of insurability satisfactory to Us and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will increase as a result of the increase in Face Amount. We reserve the right to limit the number of increases made under the Certificate to not more than one in any 12 month period.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

PERFORMANCE DATA

Hartford may advertise the performance history of the underlying Funds of the Certificate. Performance history is based on the Funds' past performance only and is no indication of future performance.

The performance history of the underlying Funds includes deductions for the total fund operating expenses of the Funds. The performance information does not include any charges or fees that are deducted from your Certificate. These are charges and fees such as the sales charge, premium tax charge, deferred acquisition cost tax charge, partial withdrawal fee, cost of insurance charges, mortality and expense risk charge, administrative charge, and rider charges. Some of these charges vary depending on your age, gender, face amount, underwriting class, premiums, policy duration, and account value. All of these Certificate charges will have a significant impact on your Certificate's account value and overall performance. If these charges and fees were reflected in the performance data, performance would be lower. To see the impact of these charges and fees on your Certificate's performance, you should obtain a personalized illustration based on historical Fund performance from your representative.

Performance history of the underlying Funds is measured by comparing the value of the Fund at the beginning of the period to the value of the Fund at the end of the period. Performance is usually calculated for periods of quarterly, year-to-date, one year, three years, five years, ten years, and since the inception date of the Fund if the Fund has existed for more than ten years.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                     ICMG SEPARATE ACCOUNT 1 -- OMNISOURCE

                              FINANCIAL STATEMENTS

                            AS OF DECEMBER 31, 2004

                                 TOGETHER WITH

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, OMNISOURCE AND
THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, OmniSource (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, OmniSource as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                             AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS       AMERICAN FUNDS
                            ASSET ALLOCATION       GLOBAL GROWTH           GROWTH            INTERNATIONAL
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          14,943               18,127               32,245               43,067
                               ==========            =========           ==========            =========
    Cost.................      $  216,541            $ 323,831           $2,271,850            $ 902,672
                               ==========            =========           ==========            =========
    Market Value.........      $  230,424            $ 312,330           $1,647,717            $ 680,030
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                         80             --                   --
  Receivable from fund
   shares sold...........               4                    6                   29                   12
  Other assets...........        --                   --                   --                   --
                               ----------            ---------           ----------            ---------
  Total Assets...........         230,428              312,416            1,647,746              680,042
                               ----------            ---------           ----------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               4             --                         29                   12
  Payable for fund shares
   purchased.............        --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --
                               ----------            ---------           ----------            ---------
  Total Liabilities......               4             --                         29                   12
                               ----------            ---------           ----------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  230,424            $ 312,416           $1,647,717            $ 680,030
                               ==========            =========           ==========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          19,416               32,602              174,933               72,864
  Unit Price*............      $11.867470            $9.582633           $ 9.419148            $9.332859

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             AMERICAN FUNDS
                              GLOBAL SMALL                    SCUDDER VIT                    SCUDDER VIT          SCUDDER VIT
                             CAPITALIZATION     EAFE-REGISTERED TRADEMARK- EQUITY INDEX   EQUITY 500 INDEX      SMALL CAP INDEX
                           INVESTMENT DIVISION            INVESTMENT DIVISION            INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  ---------------------------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....           8,501                         42,467                       1,093,367              87,455
                               ==========                     ==========                     ===========          ==========
    Cost.................      $  107,819                     $  489,164                     $11,925,883          $1,021,578
                               ==========                     ==========                     ===========          ==========
    Market Value.........      $  144,694                     $  405,134                     $13,918,567          $1,254,978
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                        --                                  --                   --
  Receivable from fund
   shares sold...........               3                              7                             248                  22
  Other assets...........        --                        --                                  --                   --
                               ----------                     ----------                     -----------          ----------
  Total Assets...........         144,697                        405,141                      13,918,815           1,255,000
                               ----------                     ----------                     -----------          ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               3                              7                             167                  22
  Payable for fund shares
   purchased.............        --                        --                                  --                   --
  Other liabilities......        --                        --                                  --                   --
                               ----------                     ----------                     -----------          ----------
  Total Liabilities......               3                              7                             167                  22
                               ----------                     ----------                     -----------          ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  144,694                     $  405,134                     $13,918,648          $1,254,978
                               ==========                     ==========                     ===========          ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          12,820                         38,126                       1,124,005              85,556
  Unit Price*............      $11.286856                     $10.626186                     $ 12.383085          $14.668454


                             ALGER AMERICAN        ALGER AMERICAN        FIDELITY VIP
                                 GROWTH         SMALL CAPITALIZATION     EQUITY-INCOME
                           INVESTMENT DIVISION  INVESTMENT DIVISION   INVESTMENT DIVISION
                           -------------------  --------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          16,731                 3,040                1,721
                               ==========            ==========           ==========
    Cost.................      $  722,537            $  124,289           $   40,634
                               ==========            ==========           ==========
    Market Value.........      $  587,593            $   61,593           $   43,651
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                    --
  Receivable from fund
   shares sold...........              10                   264                  374
  Other assets...........        --                   --                    --
                               ----------            ----------           ----------
  Total Assets...........         587,603                61,857               44,025
                               ----------            ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              10                   264                  374
  Payable for fund shares
   purchased.............        --                   --                    --
  Other liabilities......        --                   --                    --
                               ----------            ----------           ----------
  Total Liabilities......              10                   264                  374
                               ----------            ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  587,593            $   61,593           $   43,651
                               ==========            ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          35,198                 5,657                2,417
  Unit Price*............      $16.694117            $10.888167           $18.062328

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                          FRANKLIN             FRANKLIN
                              FIDELITY VIP           FRANKLIN         STRATEGIC INCOME     TEMPLETON MUTUAL
                               HIGH INCOME           SMALL CAP           SECURITIES        SHARES SECURITIES
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....              35               15,696                1,496               39,973
                               ==========            =========           ==========           ==========
    Cost.................      $      239            $ 314,766           $   15,599           $  547,763
                               ==========            =========           ==========           ==========
    Market Value.........      $      247            $ 304,979           $   19,331           $  665,145
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --
  Receivable from fund
   shares sold...........        --                          5             --                         12
  Other assets...........              14             --                   --                   --
                               ----------            ---------           ----------           ----------
  Total Assets...........             261              304,984               19,331              665,157
                               ----------            ---------           ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                          5             --                         12
  Payable for fund shares
   purchased.............        --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --
                               ----------            ---------           ----------           ----------
  Total Liabilities......        --                          5             --                         12
                               ----------            ---------           ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $      261            $ 304,979           $   19,331           $  665,145
                               ==========            =========           ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........              23               35,543                1,269               46,364
  Unit Price*............      $11.596112            $8.580552           $15.237973           $14.346238

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                TEMPLETON            TEMPLETON                                                  HARTFORD CAPITAL
                           FOREIGN SECURITIES    GROWTH SECURITIES    HARTFORD ADVISERS      HARTFORD BOND        APPRECIATION
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....           7,962               18,454               10,332              284,414               42,846
                               ==========           ==========            =========           ==========           ==========
    Cost.................      $   88,341           $  207,959            $ 267,050           $3,129,612           $2,398,719
                               ==========           ==========            =========           ==========           ==========
    Market Value.........      $  114,253           $  236,763            $ 238,078           $3,396,717           $2,289,283
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --                   --
  Receivable from fund
   shares sold...........               2                    4                    4                   60                   41
  Other assets...........        --                   --                   --                   --                   --
                               ----------           ----------            ---------           ----------           ----------
  Total Assets...........         114,255              236,767              238,082            3,396,777            2,289,324
                               ----------           ----------            ---------           ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               2                    4                    4                   51                  378
  Payable for fund shares
   purchased.............        --                   --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --                   --
                               ----------           ----------            ---------           ----------           ----------
  Total Liabilities......               2                    4                    4                   51                  378
                               ----------           ----------            ---------           ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  114,253           $  236,763            $ 238,078           $3,396,726           $2,288,946
                               ==========           ==========            =========           ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          10,393               18,800               24,007              200,830               85,497
  Unit Price*............      $10.993235           $12.593946            $9.916959           $16.913464           $26.772317

                                HARTFORD
                              MONEY MARKET        HARTFORD STOCK
                           INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....       7,920,924                1,531
                               ==========            =========
    Cost.................      $7,920,924            $  75,157
                               ==========            =========
    Market Value.........      $7,920,924            $  70,024
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --
  Receivable from fund
   shares sold...........             306                    1
  Other assets...........              33             --
                               ----------            ---------
  Total Assets...........       7,921,263               70,025
                               ----------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             190                    1
  Payable for fund shares
   purchased.............        --                   --
  Other liabilities......        --                   --
                               ----------            ---------
  Total Liabilities......             190                    1
                               ----------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $7,921,073            $  70,024
                               ==========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........         626,962                8,597
  Unit Price*............      $12.634059            $8.145551

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                               JANUS ASPEN          JANUS ASPEN          JANUS ASPEN          JANUS ASPEN
                            WORLDWIDE GROWTH      MID CAP GROWTH          BALANCED          FLEXIBLE INCOME
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....           5,580               19,618               15,833               64,960
                                =========            =========           ==========           ==========
    Cost.................       $ 240,214            $ 887,423           $  426,589           $  778,076
                                =========            =========           ==========           ==========
    Market Value.........       $ 148,540            $ 497,510           $  399,614           $  825,636
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --
  Receivable from fund
   shares sold...........               3                    9                    7                   15
  Other assets...........        --                   --                   --                   --
                                ---------            ---------           ----------           ----------
  Total Assets...........         148,543              497,519              399,621              825,651
                                ---------            ---------           ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               3                    9                    7                   15
  Payable for fund shares
   purchased.............        --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --
                                ---------            ---------           ----------           ----------
  Total Liabilities......               3                    9                    7                   15
                                ---------            ---------           ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $ 148,540            $ 497,510           $  399,614           $  825,636
                                =========            =========           ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          22,030               85,304               36,151               60,771
  Unit Price*............       $6.742779            $5.832229           $11.054015           $13.585950

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                           JPMORGAN                                  JPMORGAN
                               JANUS ASPEN                               INTERNATIONAL          JPMORGAN          U.S. LARGE CAP
                           INTERNATIONAL GROWTH     JPMORGAN BOND        OPPORTUNITIES        SMALL COMPANY         CORE EQUITY
                           INVESTMENT DIVISION   INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           --------------------  -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....           7,793                33,508              534,489               28,949               42,485
                                =========            ==========           ==========           ==========           ==========
    Cost.................       $ 234,271            $  384,249           $5,698,469           $  444,752           $  648,761
                                =========            ==========           ==========           ==========           ==========
    Market Value.........       $ 209,934            $  407,793           $5,943,518           $  517,601           $  577,368
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                          80             --                   --                   --
  Receivable from fund
   shares sold...........               4                     8                  106                    9                   10
  Other assets...........        --                    --                   --                   --                          3
                                ---------            ----------           ----------           ----------           ----------
  Total Assets...........         209,938               407,881            5,943,624              517,610              577,381
                                ---------            ----------           ----------           ----------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               4              --                        106                    9                   10
  Payable for fund shares
   purchased.............        --                    --                   --                   --                   --
  Other liabilities......        --                    --                   --                   --                   --
                                ---------            ----------           ----------           ----------           ----------
  Total Liabilities......               4              --                        106                    9                   10
                                ---------            ----------           ----------           ----------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $ 209,934            $  407,881           $5,943,518           $  517,601           $  577,371
                                =========            ==========           ==========           ==========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          25,947                28,875              498,865               34,295               49,170
  Unit Price*............       $8.090933            $14.125569           $11.914085           $15.092425           $11.742251


                               MFS CAPITAL         MFS EMERGING
                              OPPORTUNITIES           GROWTH
                           INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          12,945               14,677
                                =========            =========
    Cost.................       $ 265,457            $ 314,358
                                =========            =========
    Market Value.........       $ 175,662            $ 257,141
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                         86
  Receivable from fund
   shares sold...........               3             --
  Other assets...........        --                   --
                                ---------            ---------
  Total Assets...........         175,665              257,227
                                ---------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               3             --
  Payable for fund shares
   purchased.............        --                   --
  Other liabilities......        --                          2
                                ---------            ---------
  Total Liabilities......               3                    2
                                ---------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $ 175,662            $ 257,225
                                =========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          23,862               43,590
  Unit Price*............       $7.361664            $5.901032

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                                                                                            MORGAN STANLEY
                                                                                               CORE PLUS
                             MFS HIGH INCOME    MFS INVESTORS TRUST   MFS NEW DISCOVERY      FIXED INCOME
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          62,982               14,415               57,879              853,044
                               ==========            =========            =========           ==========
    Cost.................      $  625,644            $ 296,641            $ 933,761           $9,062,413
                               ==========            =========            =========           ==========
    Market Value.........      $  653,125            $ 260,619            $ 860,662           $9,861,184
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --
  Receivable from fund
   shares sold...........        --                          5                   15                  176
  Other assets...........        --                   --                   --                   --
                               ----------            ---------            ---------           ----------
  Total Assets...........         653,125              260,624              860,677            9,861,360
                               ----------            ---------            ---------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              23                    5                   15                  175
  Payable for fund shares
   purchased.............        --                   --                   --                   --
  Other liabilities......               2             --                   --                   --
                               ----------            ---------            ---------           ----------
  Total Liabilities......              25                    5                   15                  175
                               ----------            ---------            ---------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  653,100            $ 260,619            $ 860,662           $9,861,185
                               ==========            =========            =========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          52,768               29,085               91,676              677,064
  Unit Price*............      $12.376913            $8.960632            $9.388109           $14.564628

  *  Rounded unit prices.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             MORGAN STANLEY
                            EMERGING MARKETS      MORGAN STANLEY       MORGAN STANLEY       MORGAN STANLEY      NEUBERGER BERMAN
                                 EQUITY             TECHNOLOGY           HIGH YIELD         MID CAP GROWTH        AMT BALANCED
                           INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION  INVESTMENT DIVISION
                           -------------------  -------------------  -------------------  -------------------  -------------------
ASSETS:
  Investments:
    Number of Shares.....          59,728               21,304               30,959               29,427                   56
                               ==========            =========           ==========            =========           ==========
    Cost.................      $  638,599            $ 138,691           $  262,334            $ 415,657           $      559
                               ==========            =========           ==========            =========           ==========
    Market Value.........      $  659,993            $  76,481           $  225,382            $ 304,860           $      543
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                   --                   --                   --                   --
  Receivable from fund
   shares sold...........              12                    1                    4                    5             --
  Other assets...........        --                   --                   --                   --                   --
                               ----------            ---------           ----------            ---------           ----------
  Total Assets...........         660,005               76,482              225,386              304,865                  543
                               ----------            ---------           ----------            ---------           ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              12                    1                    4                    5                  100
  Payable for fund shares
   purchased.............        --                   --                   --                   --                   --
  Other liabilities......        --                   --                   --                   --                   --
                               ----------            ---------           ----------            ---------           ----------
  Total Liabilities......              12                    1                    4                    5                  100
                               ----------            ---------           ----------            ---------           ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  659,993            $  76,481           $  225,382            $ 304,860           $      443
                               ==========            =========           ==========            =========           ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          45,764               24,385               19,505               36,118                   30
  Unit Price*............      $14.421722            $3.136466           $11.554830            $8.440685           $14.914647


                            NEUBERGER BERMAN
                              AMT PARTNERS
                           INVESTMENT DIVISION
                           -------------------
ASSETS:
  Investments:
    Number of Shares.....           3,463
                               ==========
    Cost.................      $  118,883
                               ==========
    Market Value.........      $   63,447
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --
  Receivable from fund
   shares sold...........             426
  Other assets...........
                               ----------
  Total Assets...........          63,873
                               ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............             428
  Payable for fund shares
   purchased.............        --
  Other liabilities......               2
                               ----------
  Total Liabilities......             430
                               ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $   63,443
                               ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........           3,695
  Unit Price*............      $17.170304

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                               ASSET ALLOCATION           GLOBAL GROWTH                 GROWTH                INTERNATIONAL
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        4,330            $        2,575            $        3,853            $       15,080
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (1,421)                   (3,830)                  (14,453)                   (6,948)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............                2,909                    (1,255)                  (10,600)                    8,132
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --                        --
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                  451                    26,194                   123,858                   112,481
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               13,022                    48,347                   135,830                    60,849
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........               13,473                    74,541                   259,688                   173,330
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       16,382            $       73,286            $      249,088            $      181,462
                                ==============            ==============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                AMERICAN FUNDS
                                 GLOBAL SMALL                       SCUDDER VIT                      SCUDDER VIT
                                CAPITALIZATION        EAFE-REGISTERED TRADEMARK- EQUITY INDEX      EQUITY 500 INDEX
                              INVESTMENT DIVISION               INVESTMENT DIVISION              INVESTMENT DIVISION
                           -------------------------  ---------------------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $   --                            $        8,894                    $      149,478
                                ---------------                   --------------                    --------------
EXPENSES:
  Mortality and expense
   undertakings..........                (1,146)                          (2,550)                          (89,494)
                                ---------------                   --------------                    --------------
    Net Investment income
     (loss)..............                (1,146)                           6,344                            59,984
                                ---------------                   --------------                    --------------
CAPITAL GAINS INCOME.....           --                            --                                   --
                                ---------------                   --------------                    --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                   952                           29,787                           169,350
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                23,378                           35,605                         1,105,576
                                ---------------                   --------------                    --------------
    Net gain (loss) on
     investments.........                24,330                           65,392                         1,274,926
                                ---------------                   --------------                    --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $        23,184                   $       71,736                    $    1,334,910
                                ===============                   ==============                    ==============


                                 SCUDDER VIT              ALGER AMERICAN            ALGER AMERICAN             FIDELITY VIP
                               SMALL CAP INDEX                GROWTH             SMALL CAPITALIZATION         EQUITY-INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        4,952            $  --                     $  --                     $          694
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (7,364)                   (7,301)                     (360)                     (283)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............               (2,412)                   (7,301)                     (360)                      411
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --                                166
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                3,640                  (327,709)                  (17,956)                     (499)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              173,509                   400,685                    27,527                     4,339
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........              177,149                    72,976                     9,571                     3,840
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $      174,737            $       65,675            $        9,211            $        4,417
                                ==============            ==============            ==============            ==============

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                       FRANKLIN                  FRANKLIN
                                 FIDELITY VIP                FRANKLIN              STRATEGIC INCOME          TEMPLETON MUTUAL
                                 HIGH INCOME                SMALL CAP                 SECURITIES            SHARES SECURITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $           19            $  --                     $          571            $        5,055
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........                   (1)                   (1,811)                     (116)                   (4,195)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............                   18                    (1,811)                      455                       860
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                                 23               --
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          --                              1,302                       800                       664
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                    3                    30,979                       163                    68,610
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........                    3                    32,281                       963                    69,274
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $           21            $       30,470            $        1,441            $       70,134
                                ==============            ==============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                 TEMPLETON               TEMPLETON
                             FOREIGN SECURITIES      GROWTH SECURITIES       HARTFORD ADVISERS          HARTFORD BOND
                            INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------  ----------------------  ----------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............      $        1,332          $        2,435          $       12,088           $      153,623
                               --------------          --------------          --------------           --------------
EXPENSES:
  Mortality and expense
   undertakings..........              (1,001)                 (1,350)                 (3,932)                 (21,177)
                               --------------          --------------          --------------           --------------
    Net Investment income
     (loss)..............                 331                   1,085                   8,156                  132,446
                               --------------          --------------          --------------           --------------
CAPITAL GAINS INCOME.....          --                      --                      --                           84,701
                               --------------          --------------          --------------           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              21,251                     (16)                (61,366)                   2,108
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              (2,846)                 28,754                  72,558                  (97,726)
                               --------------          --------------          --------------           --------------
    Net gain (loss) on
     investments.........              18,405                  28,738                  11,192                  (95,618)
                               --------------          --------------          --------------           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $       18,736          $       29,823          $       19,348           $      121,529
                               ==============          ==============          ==============           ==============

                              HARTFORD CAPITAL             HARTFORD
                                APPRECIATION             MONEY MARKET            HARTFORD STOCK
                            INVESTMENT DIVISION      INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------  ------------------------  ----------------------
INVESTMENT INCOME:
  Dividends..............      $        7,049           $       72,945           $          741
                               --------------           --------------           --------------
EXPENSES:
  Mortality and expense
   undertakings..........             (12,667)                 (49,892)                    (421)
                               --------------           --------------           --------------
    Net Investment income
     (loss)..............              (5,618)                  23,053                      320
                               --------------           --------------           --------------
CAPITAL GAINS INCOME.....          --                      --                        --
                               --------------           --------------           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              13,729              --                                 2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................             346,186              --                             2,035
                               --------------           --------------           --------------
    Net gain (loss) on
     investments.........             359,915              --                             2,037
                               --------------           --------------           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $      354,297           $       23,053           $        2,357
                               ==============           ==============           ==============

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                JANUS ASPEN             JANUS ASPEN             JANUS ASPEN              JANUS ASPEN
                              WORLDWIDE GROWTH         MID CAP GROWTH             BALANCED             FLEXIBLE INCOME
                            INVESTMENT DIVISION     INVESTMENT DIVISION     INVESTMENT DIVISION      INVESTMENT DIVISION
                           ----------------------  ----------------------  ----------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............      $        1,311          $   --                  $        8,438           $       48,082
                               --------------          --------------          --------------           --------------
EXPENSES:
  Mortality and expense
   undertakings..........                (912)                 (2,859)                 (3,256)                  (5,231)
                               --------------          --------------          --------------           --------------
    Net Investment income
     (loss)..............                 399                  (2,859)                  5,182                   42,851
                               --------------          --------------          --------------           --------------
CAPITAL GAINS INCOME.....          --                      --                      --                            5,887
                               --------------          --------------          --------------           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (1,364)                 (7,041)                (42,436)                     356
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               6,858                  83,581                  89,946                  (25,827)
                               --------------          --------------          --------------           --------------
    Net gain (loss) on
     investments.........               5,494                  76,540                  47,510                  (25,471)
                               --------------          --------------          --------------           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $        5,893          $       73,681          $       52,692           $       23,267
                               ==============          ==============          ==============           ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                       JPMORGAN
                                 JANUS ASPEN                                        INTERNATIONAL                JPMORGAN
                             INTERNATIONAL GROWTH         JPMORGAN BOND             OPPORTUNITIES             SMALL COMPANY
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        1,572            $       13,790            $       30,122            $  --
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (1,382)                   (2,603)                  (34,555)                   (9,034)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............                  190                    11,187                    (4,433)                   (9,034)
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                              7,313               --                        --
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (17,505)                    4,470                    18,566                   344,389
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               31,086                    (8,480)                  885,734                    11,395
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........               13,581                    (4,010)                  904,300                   355,784
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       13,771            $       14,490            $      899,867            $      346,750
                                ==============            ==============            ==============            ==============

                                   JPMORGAN
                                U.S. LARGE CAP             MFS CAPITAL               MFS EMERGING
                                 CORE EQUITY              OPPORTUNITIES                 GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        3,632            $          619            $  --
                                --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (3,198)                   (1,117)                     (963)
                                --------------            --------------            --------------
    Net Investment income
     (loss)..............                  434                      (498)                     (963)
                                --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --
                                --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........                1,387                       966                       773
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               43,996                    19,099                    35,266
                                --------------            --------------            --------------
    Net gain (loss) on
     investments.........               45,383                    20,065                    36,039
                                --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       45,817            $       19,567            $       35,076
                                ==============            ==============            ==============

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                              MORGAN STANLEY
                                                                                                                CORE PLUS
                               MFS HIGH INCOME         MFS INVESTORS TRUST        MFS NEW DISCOVERY            FIXED INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $       24,935            $        3,370            $  --                     $      389,685
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (3,509)                   (3,665)                   (5,218)                  (68,114)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............               21,426                      (295)                   (5,218)                  321,571
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --                             23,460
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........               11,191                   (30,853)                   (4,979)                   44,152
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               16,716                    97,360                    43,761                   (15,422)
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........               27,907                    66,507                    38,782                    28,730
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       49,333            $       66,212            $       33,564            $      373,761
                                ==============            ==============            ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                MORGAN STANLEY
                               EMERGING MARKETS           MORGAN STANLEY            MORGAN STANLEY            MORGAN STANLEY
                                    EQUITY                EQUITY GROWTH               TECHNOLOGY                HIGH YIELD
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $        7,248            $  --                     $  --                     $       31,324
                                --------------            --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (7,087)              --                               (416)                   (2,484)
                                --------------            --------------            --------------            --------------
    Net Investment income
     (loss)..............                  161               --                               (416)                   28,840
                                --------------            --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --                        --
                                --------------            --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (21,148)                      (22)                       50                    17,097
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              270,086                        21                     1,013                     4,152
                                --------------            --------------            --------------            --------------
    Net gain (loss) on
     investments.........              248,938                        (1)                    1,063                    21,249
                                --------------            --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $      249,099            $           (1)           $          647            $       50,089
                                ==============            ==============            ==============            ==============


                                MORGAN STANLEY           NEUBERGER BERMAN          NEUBERGER BERMAN
                                MID CAP GROWTH             AMT BALANCED              AMT PARTNERS
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
INVESTMENT INCOME:
  Dividends..............       $  --                     $            6            $            7
                                --------------            --------------            --------------
EXPENSES:
  Mortality and expense
   undertakings..........               (1,828)                       (4)                     (251)
                                --------------            --------------            --------------
    Net Investment income
     (loss)..............               (1,828)                        2                      (244)
                                --------------            --------------            --------------
CAPITAL GAINS INCOME.....          --                        --                        --
                                --------------            --------------            --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........              (15,061)                       (1)                   (7,214)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               75,836                        41                    15,853
                                --------------            --------------            --------------
    Net gain (loss) on
     investments.........               60,775                        40                     8,639
                                --------------            --------------            --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $       58,947            $           42            $        8,395
                                ==============            ==============            ==============

_____________________________________ SA-17 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                               ASSET ALLOCATION           GLOBAL GROWTH                 GROWTH                INTERNATIONAL
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $          2,909          $         (1,255)         $        (10,600)         $          8,132
  Capital gains income...           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                   451                    26,194                   123,858                   112,481
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                13,022                    48,347                   135,830                    60,849
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                16,382                    73,286                   249,088                   181,462
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                21,668                    36,695                   168,760                    28,431
  Net Transfers..........                     1                     3,839                   (81,148)                  316,353
  Cost of insurance and
   other fees............                (3,561)                  (15,424)                  (39,096)                  (21,900)
  Surrenders.............                (7,024)                 (391,218)                 (735,826)                 (562,153)
  Other activity.........                  (663)                     (190)                      282                     1,066
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                10,421                  (366,298)                 (687,028)                 (238,203)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........                26,803                  (293,012)                 (437,940)                  (56,741)
NET ASSETS:
  Beginning of year......               203,621                   605,428                 2,085,657                   736,771
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        230,424          $        312,416          $      1,647,717          $        680,030
                               ================          ================          ================          ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                AMERICAN FUNDS
                                 GLOBAL SMALL                      SCUDDER VIT                      SCUDDER VIT
                                CAPITALIZATION       EAFE-REGISTERED TRADEMARK- EQUITY INDEX      EQUITY 500 INDEX
                             INVESTMENT DIVISION               INVESTMENT DIVISION              INVESTMENT DIVISION
                           ------------------------  ---------------------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         (1,146)                $          6,344                  $         59,984
  Capital gains income...           --                           --                                    --
  Net realized gain
   (loss) on security
   transactions..........                   952                           29,787                           169,350
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                23,378                           35,605                         1,105,576
                               ----------------                 ----------------                  ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                23,184                           71,736                         1,334,910
                               ----------------                 ----------------                  ----------------
UNIT TRANSACTIONS:
  Purchases..............                43,096                            4,940                           187,889
  Net Transfers..........               (40,439)                        (153,772)                          222,417
  Cost of insurance and
   other fees............                (2,214)                         (20,931)                         (202,470)
  Surrenders.............                (3,884)                         (39,317)                         (979,771)
  Other activity.........                     2                             (329)                             (714)
                               ----------------                 ----------------                  ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (3,439)                        (209,409)                         (772,649)
                               ----------------                 ----------------                  ----------------
  Net increase (decrease)
   in net assets.........                19,745                         (137,673)                          562,261
NET ASSETS:
  Beginning of year......               124,949                          542,807                        13,356,387
                               ----------------                 ----------------                  ----------------
  End of year............      $        144,694                 $        405,134                  $     13,918,648
                               ================                 ================                  ================


                                 SCUDDER VIT              ALGER AMERICAN            ALGER AMERICAN             FIDELITY VIP
                               SMALL CAP INDEX                GROWTH             SMALL CAPITALIZATION         EQUITY-INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         (2,412)         $         (7,301)         $           (360)         $            411
  Capital gains income...           --                        --                        --                                166
  Net realized gain
   (loss) on security
   transactions..........                 3,640                  (327,709)                  (17,956)                     (499)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               173,509                   400,685                    27,527                     4,339
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               174,737                    65,675                     9,211                     4,417
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                26,044                    52,210                     4,806                       124
  Net Transfers..........               232,951                   176,615                   (15,085)              --
  Cost of insurance and
   other fees............               (28,383)                  (34,024)                   (4,004)                   (6,242)
  Surrenders.............               (71,430)                 (841,997)                     (258)              --
  Other activity.........                   (43)                      172               --                        --
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               159,139                  (647,024)                  (14,541)                   (6,118)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               333,876                  (581,349)                   (5,330)                   (1,701)
NET ASSETS:
  Beginning of year......               921,102                 1,168,942                    66,923                    45,352
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $      1,254,978          $        587,593          $         61,593          $         43,651
                               ================          ================          ================          ================

_____________________________________ SA-19 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                       FRANKLIN                  FRANKLIN
                                 FIDELITY VIP                FRANKLIN              STRATEGIC INCOME          TEMPLETON MUTUAL
                                 HIGH INCOME                SMALL CAP                 SECURITIES            SHARES SECURITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $             18          $         (1,811)         $            455          $            860
  Capital gains income...           --                        --                                 23               --
  Net realized gain
   (loss) on security
   transactions..........           --                              1,302                       800                       664
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                     3                    30,979                       163                    68,610
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                    21                    30,470                     1,441                    70,134
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                     1                    44,954                     3,108                    45,197
  Net Transfers..........           --                              1,698               --                            (12,677)
  Cost of insurance and
   other fees............                    (9)                   (6,279)                     (149)                   (6,167)
  Surrenders.............           --                            (22,324)                   (5,206)                  (20,326)
  Other activity.........           --                                 (7)                      135                       190
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                    (8)                   18,042                    (2,112)                    6,217
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........                    13                    48,512                      (671)                   76,351
NET ASSETS:
  Beginning of year......                   248                   256,467                    20,002                   588,794
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $            261          $        304,979          $         19,331          $        665,145
                               ================          ================          ================          ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                  TEMPLETON                 TEMPLETON
                              FOREIGN SECURITIES        GROWTH SECURITIES         HARTFORD ADVISERS           HARTFORD BOND
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            331          $          1,085          $          8,156          $        132,446
  Capital gains income...           --                        --                        --                             84,701
  Net realized gain
   (loss) on security
   transactions..........                21,251                       (16)                  (61,366)                    2,108
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                (2,846)                   28,754                    72,558                   (97,726)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                18,736                    29,823                    19,348                   121,529
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                42,076                    14,283                    23,169                   227,169
  Net Transfers..........              (118,070)                   30,371                  (127,325)                  238,233
  Cost of insurance and
   other fees............                (2,650)                   (4,536)                  (16,220)                  (23,266)
  Surrenders.............                (1,022)                   (1,739)                 (343,053)                  (31,560)
  Other activity.........                   (31)                      (44)                      (69)                       (6)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (79,697)                   38,335                  (463,498)                  410,570
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               (60,961)                   68,158                  (444,150)                  532,099
NET ASSETS:
  Beginning of year......               175,214                   168,605                   682,228                 2,864,627
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        114,253          $        236,763          $        238,078          $      3,396,726
                               ================          ================          ================          ================

                               HARTFORD CAPITAL              HARTFORD
                                 APPRECIATION              MONEY MARKET             HARTFORD STOCK
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         (5,618)         $         23,053          $            320
  Capital gains income...           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                13,729               --                                  2
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               346,186               --                              2,035
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               354,297                    23,053                     2,357
                               ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............               154,492                 1,505,514                     7,447
  Net Transfers..........               282,485                  (149,874)              --
  Cost of insurance and
   other fees............               (24,402)                 (442,041)                   (1,318)
  Surrenders.............              (252,359)                 (737,616)              --
  Other activity.........                (2,576)                        3                       (12)
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               157,640                   175,986                     6,117
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               511,937                   199,039                     8,474
NET ASSETS:
  Beginning of year......             1,777,009                 7,722,034                    61,550
                               ----------------          ----------------          ----------------
  End of year............      $      2,288,946          $      7,921,073          $         70,024
                               ================          ================          ================

_____________________________________ SA-21 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                 JANUS ASPEN               JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                               WORLDWIDE GROWTH           MID CAP GROWTH               BALANCED              FLEXIBLE INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            399          $         (2,859)         $          5,182          $         42,851
  Capital gains income...           --                        --                        --                              5,887
  Net realized gain
   (loss) on security
   transactions..........                (1,364)                   (7,041)                  (42,436)                      356
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 6,858                    83,581                    89,946                   (25,827)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 5,893                    73,681                    52,692                    23,267
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                24,554                    59,759                    37,519                    21,561
  Net Transfers..........                     4                    17,589                (1,117,214)                   45,323
  Cost of insurance and
   other fees............                (3,196)                  (12,761)                   (9,244)                  (38,389)
  Surrenders.............               (10,823)                  (22,257)                  (21,442)                  (45,661)
  Other activity.........           --                               (369)                     (265)                      125
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                10,539                    41,961                (1,110,646)                  (17,041)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........                16,432                   115,642                (1,057,954)                    6,226
NET ASSETS:
  Beginning of year......               132,108                   381,868                 1,457,568                   819,410
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        148,540          $        497,510          $        399,614          $        825,636
                               ================          ================          ================          ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                                                                                       JPMORGAN
                                 JANUS ASPEN                                        INTERNATIONAL                JPMORGAN
                             INTERNATIONAL GROWTH         JPMORGAN BOND             OPPORTUNITIES             SMALL COMPANY
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            190          $         11,187          $         (4,433)         $         (9,034)
  Capital gains income...           --                              7,313               --                        --
  Net realized gain
   (loss) on security
   transactions..........               (17,505)                    4,470                    18,566                   344,389
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                31,086                    (8,480)                  885,734                    11,395
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                13,771                    14,490                   899,867                   346,750
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                26,839                    22,989                    19,610                    48,757
  Net Transfers..........                24,228                    (9,734)              --                                394
  Cost of insurance and
   other fees............                (4,529)                   (7,002)                  (47,801)                  (35,993)
  Surrenders.............               (12,233)                  (49,444)                 (143,944)               (1,139,917)
  Other activity.........                  (277)                       64                    (1,431)                     (343)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                34,028                   (43,127)                 (173,566)               (1,127,102)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........                47,799                   (28,637)                  726,301                  (780,352)
NET ASSETS:
  Beginning of year......               162,135                   436,518                 5,217,217                 1,297,953
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        209,934          $        407,881          $      5,943,518          $        517,601
                               ================          ================          ================          ================

                                   JPMORGAN
                                U.S. LARGE CAP             MFS CAPITAL               MFS EMERGING
                                 CORE EQUITY              OPPORTUNITIES                 GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            434          $           (498)         $           (963)
  Capital gains income...           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                 1,387                       966                       773
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                43,996                    19,099                    35,266
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                45,817                    19,567                    35,076
                               ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                76,771                    25,949                     9,471
  Net Transfers..........               138,790               --                            125,473
  Cost of insurance and
   other fees............                (6,381)                   (2,862)                   (2,064)
  Surrenders.............               (84,764)                  (21,231)                   (6,750)
  Other activity.........                  (882)                      238                        15
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               123,534                     2,094                   126,145
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               169,351                    21,661                   161,221
NET ASSETS:
  Beginning of year......               408,020                   154,001                    96,004
                               ----------------          ----------------          ----------------
  End of year............      $        577,371          $        175,662          $        257,225
                               ================          ================          ================

_____________________________________ SA-23 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                              MORGAN STANLEY
                                                                                                                CORE PLUS
                               MFS HIGH INCOME         MFS INVESTORS TRUST        MFS NEW DISCOVERY            FIXED INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         21,426          $           (295)         $         (5,218)         $        321,571
  Capital gains income...           --                        --                        --                             23,460
  Net realized gain
   (loss) on security
   transactions..........                11,191                   (30,853)                   (4,979)                   44,152
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                16,716                    97,360                    43,761                   (15,422)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                49,333                    66,212                    33,564                   373,761
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                11,749                    37,146                    50,229                   163,869
  Net Transfers..........               447,015                  (219,331)                   96,215                  (446,554)
  Cost of insurance and
   other fees............                (4,265)                  (14,098)                   (5,240)                 (110,580)
  Surrenders.............                (1,206)                 (351,772)                   (1,245)                 (672,789)
  Other activity.........                  (438)                       17                       (67)                     (324)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               452,855                  (548,038)                  139,892                (1,066,378)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               502,188                  (481,826)                  173,456                  (692,617)
NET ASSETS:
  Beginning of year......               150,912                   742,445                   687,206                10,553,802
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        653,100          $        260,619          $        860,662          $      9,861,185
                               ================          ================          ================          ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                MORGAN STANLEY
                               EMERGING MARKETS           MORGAN STANLEY            MORGAN STANLEY            MORGAN STANLEY
                                    EQUITY                EQUITY GROWTH               TECHNOLOGY                HIGH YIELD
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $            161          $    --                   $           (416)         $         28,840
  Capital gains income...           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........               (21,148)                      (22)                       50                    17,097
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................               270,086                        21                     1,013                     4,152
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............               249,099                        (1)                      647                    50,089
                               ----------------          ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                24,411               --                             21,742                    39,206
  Net Transfers..........              (206,522)              --                               (378)                  417,117
  Cost of insurance and
   other fees............               (23,831)                       (6)                   (1,255)                   (9,873)
  Surrenders.............              (501,450)                     (240)                     (478)                 (381,916)
  Other activity.........                   571                        (3)                     (496)                     (299)
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              (706,821)                     (249)                   19,135                    64,235
                               ----------------          ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........              (457,722)                     (250)                   19,782                   114,324
NET ASSETS:
  Beginning of year......             1,117,715                       250                    56,699                   111,058
                               ----------------          ----------------          ----------------          ----------------
  End of year............      $        659,993          $    --                   $         76,481          $        225,382
                               ================          ================          ================          ================


                                MORGAN STANLEY           NEUBERGER BERMAN          NEUBERGER BERMAN
                                MID CAP GROWTH             AMT BALANCED              AMT PARTNERS
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................      $         (1,828)         $              2          $           (244)
  Capital gains income...           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........               (15,061)                       (1)                   (7,214)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                75,836                        41                    15,853
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                58,947                        42                     8,395
                               ----------------          ----------------          ----------------
UNIT TRANSACTIONS:
  Purchases..............                 9,658                        98                       180
  Net Transfers..........              (121,861)                     (194)                   (2,712)
  Cost of insurance and
   other fees............                (3,887)                       (9)                   (4,703)
  Surrenders.............                  (726)              --                        --
  Other activity.........                   (49)              --                                  9
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........              (116,865)                     (105)                   (7,226)
                               ----------------          ----------------          ----------------
  Net increase (decrease)
   in net assets.........               (57,918)                      (63)                    1,169
NET ASSETS:
  Beginning of year......               362,778                       506                    62,274
                               ----------------          ----------------          ----------------
  End of year............      $        304,860          $            443          $         63,443
                               ================          ================          ================

_____________________________________ SA-25 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                            ASSET ALLOCATION FUND       GLOBAL GROWTH FUND              GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $            2,162        $           (1,180)       $          (10,456)
  Capital gains income
   (loss)................           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                (19,368)                      914                     5,924
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 79,509                   155,076                   607,562
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 62,303                   154,810                   603,030
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                 24,772                    68,235                   221,099
  Net transfers..........               (409,998)                  (12,786)                 (469,651)
  Surrenders.............                 (1,989)                   (2,064)                  (99,400)
  Cost of insurance and
   other fees............                 (4,266)                  (14,972)                  (40,669)
  Other activity.........                    320                        95                       866
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (391,161)                   38,508                  (387,755)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (328,858)                  193,318                   215,275
NET ASSETS:
  Beginning of year......                532,479                   412,110                 1,870,382
                              ------------------        ------------------        ------------------
  End of year............     $          203,621        $          605,428        $        2,085,657
                              ==================        ==================        ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                                                          AMERICAN FUNDS
                                AMERICAN FUNDS             GLOBAL SMALL                      SCUDDER VIT
                                INTERNATIONAL             CAPITALIZATION       EAFE-REGISTERED TRADEMARK- EQUITY INDEX
                             INVESTMENT DIVISION       INVESTMENT DIVISION               INVESTMENT DIVISION
                           ------------------------  ------------------------  ---------------------------------------
OPERATIONS:
  Net investment income
   (loss)................     $            4,395        $             (124)              $           10,262
  Capital gains income
   (loss)................           --                        --                            --
  Net realized gain
   (loss) on security
   transactions..........                  5,648                     6,952                          178,133
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                173,350                    49,603                           95,392
                              ------------------        ------------------               ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                183,393                    56,431                          283,787
                              ------------------        ------------------               ------------------
UNIT TRANSACTIONS:
  Purchases..............                 56,948                     8,498                          141,924
  Net transfers..........                 60,258                   (22,008)                         784,588
  Surrenders.............                 (8,813)                  (12,019)                        (973,853)
  Cost of insurance and
   other fees............                (16,705)                   (2,013)                         (23,485)
  Other activity.........                    116                       (35)                          29,156
                              ------------------        ------------------               ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 91,804                   (27,577)                         (41,670)
                              ------------------        ------------------               ------------------
  Total increase
   (decrease) in net
   assets................                275,197                    28,854                          242,117
NET ASSETS:
  Beginning of year......                461,574                    96,095                          300,690
                              ------------------        ------------------               ------------------
  End of year............     $          736,771        $          124,949               $          542,807
                              ==================        ==================               ==================


                                 SCUDDER VIT               SCUDDER VIT              ALGER AMERICAN
                               EQUITY 500 INDEX          SMALL CAP INDEX                GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           66,775        $            2,626        $          (18,370)
  Capital gains income
   (loss)................           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                 33,765                    30,182                  (578,005)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              2,799,657                   285,236                 1,368,879
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              2,900,197                   318,044                   772,504
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                359,450                    84,147                   836,953
  Net transfers..........               (318,794)                  (45,904)                  387,087
  Surrenders.............                (86,258)                  (85,291)               (2,690,199)
  Cost of insurance and
   other fees............               (176,739)                  (25,105)                  (54,534)
  Other activity.........                 (1,753)                   (1,733)                   21,314
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (224,094)                  (73,886)               (1,499,379)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................              2,676,103                   244,158                  (726,875)
NET ASSETS:
  Beginning of year......             10,680,284                   676,944                 1,895,817
                              ------------------        ------------------        ------------------
  End of year............     $       13,356,387        $          921,102        $        1,168,942
                              ==================        ==================        ==================

_____________________________________ SA-27 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                ALGER AMERICAN             FIDELITY VIP              FIDELITY VIP
                             SMALL CAPITALIZATION         ASSET MANAGER             EQUITY-INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $             (426)       $               10        $              504
  Capital gains income
   (loss)................           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                (10,735)                      (62)                   (1,801)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 34,214                        87                    12,127
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 23,053                        35                    10,830
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                  5,423                       (48)                      117
  Net transfers..........                (14,178)             --                        --
  Surrenders.............                    (35)             --                        --
  Cost of insurance and
   other fees............                 (3,712)                        9                    (5,739)
  Other activity.........                    (60)                      (28)                      (64)
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (12,562)                      (67)                   (5,686)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                 10,491                       (32)                    5,144
NET ASSETS:
  Beginning of year......                 56,432                        32                    40,208
                              ------------------        ------------------        ------------------
  End of year............     $           66,923        $     --                  $           45,352
                              ==================        ==================        ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                                                                                                 FRANKLIN
                                 FIDELITY VIP              FIDELITY VIP                FRANKLIN              STRATEGIC INCOME
                                 HIGH INCOME                 OVERSEAS                 SMALL CAP                 SECURITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $               (1)       $               30        $           (5,683)       $              430
  Capital gains income
   (loss)................           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........           --                              (4,888)                  114,883                       496
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                      6                    11,620                   173,446                     2,904
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                      5                     6,762                   282,646                     3,830
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                      1                        51                   317,845                     3,776
  Net transfers..........           --                             (23,029)                   95,486                       (19)
  Surrenders.............           --                        --                            (996,532)                   (4,427)
  Cost of insurance and
   other fees............                    (10)                     (321)                  (13,014)                     (352)
  Other activity.........                     48                       (24)                    5,503                        (6)
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                     39                   (23,323)                 (590,712)                   (1,028)
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                     44                   (16,561)                 (308,066)                    2,802
NET ASSETS:
  Beginning of year......                    204                    16,561                   564,533                    17,200
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $              248        $     --                  $          256,467        $           20,002
                              ==================        ==================        ==================        ==================

                                   FRANKLIN
                                    MUTUAL                  TEMPLETON
                              SHARES SECURITIES         FOREIGN SECURITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $            5,154        $            1,688
  Capital gains income
   (loss)................           --                        --
  Net realized gain
   (loss) on security
   transactions..........                135,974                     6,840
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                113,485                    45,054
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                254,613                    53,582
                              ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                266,769                     9,907
  Net transfers..........                193,408                    82,930
  Surrenders.............               (948,199)                   (2,478)
  Cost of insurance and
   other fees............                (12,412)                   (2,718)
  Other activity.........                  5,661                       336
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (494,773)                   87,977
                              ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (240,160)                  141,559
NET ASSETS:
  Beginning of year......                828,954                    33,655
                              ------------------        ------------------
  End of year............     $          588,794        $          175,214
                              ==================        ==================

_____________________________________ SA-29 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                  TEMPLETON
                              GROWTH SECURITIES         HARTFORD ADVISERS           HARTFORD BOND
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $              583        $           10,668        $           91,822
  Capital gains income
   (loss)................           --                        --                              12,958
  Net realized gain
   (loss) on security
   transactions..........                (86,264)                  (20,252)                   80,575
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                145,592                   105,685                    47,002
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 59,911                    96,101                   232,357
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                 13,523                    63,340                   275,505
  Net transfers..........               (514,073)                 (106,886)               (1,073,210)
  Surrenders.............                (11,500)                   (1,313)                  (38,059)
  Cost of insurance and
   other fees............                 (5,775)                  (18,414)                  (25,925)
  Other activity.........                    359                       151                       143
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (517,466)                  (63,122)                 (861,546)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (457,555)                   32,979                  (629,189)
NET ASSETS:
  Beginning of year......                626,160                   649,249                 3,493,816
                              ------------------        ------------------        ------------------
  End of year............     $          168,605        $          682,228        $        2,864,627
                              ==================        ==================        ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                               HARTFORD CAPITAL                                                                JANUS ASPEN
                                 APPRECIATION         HARTFORD MONEY MARKET         HARTFORD STOCK           WORLDWIDE GROWTH
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           (4,119)       $            3,913        $              390        $              763
  Capital gains income
   (loss)................           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                 26,185              --                                   9                    (4,967)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                704,545              --                               8,959                   163,143
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                726,611                     3,913                     9,358                   158,939
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                215,020                 2,465,439                     6,032                   275,719
  Net transfers..........                291,378                 3,529,729                    23,057                   135,641
  Surrenders.............             (1,017,323)               (1,336,920)             --                            (913,695)
  Cost of insurance and
   other fees............                (31,360)                 (577,076)                     (857)                  (10,165)
  Other activity.........                 51,064                    12,302                        33                     8,871
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (491,221)                4,093,474                    28,265                  (503,629)
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                235,390                 4,097,387                    37,623                  (344,690)
NET ASSETS:
  Beginning of year......              1,541,619                 3,624,647                    23,927                   476,798
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $        1,777,009        $        7,722,034        $           61,550        $          132,108
                              ==================        ==================        ==================        ==================

                                 JANUS ASPEN               JANUS ASPEN
                                MID CAP GROWTH               BALANCED
                           INVESTMENT DIVISION (A)     INVESTMENT DIVISION
                           ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           (7,553)       $           16,576
  Capital gains income
   (loss)................           --                        --
  Net realized gain
   (loss) on security
   transactions..........                141,176                    16,473
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                195,763                   235,049
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                329,386                   268,098
                              ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                366,102                   344,209
  Net transfers..........                289,382                  (818,827)
  Surrenders.............             (1,290,927)                 (726,406)
  Cost of insurance and
   other fees............                (20,010)                  (21,729)
  Other activity.........                 20,625                    (4,160)
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (634,828)               (1,226,913)
                              ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (305,442)                 (958,815)
NET ASSETS:
  Beginning of year......                687,310                 2,416,383
                              ------------------        ------------------
  End of year............     $          381,868        $        1,457,568
                              ==================        ==================

(a) Formerly Janus Aspen Aggressive Growth Portfolio Investment Division. Change effective May 1, 2003.

_____________________________________ SA-31 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                 JANUS ASPEN               JANUS ASPEN
                               FLEXIBLE INCOME         INTERNATIONAL GROWTH         JP MORGAN BOND
                             INVESTMENT DIVISION       INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           24,689        $              469        $           43,779
  Capital gains income
   (loss)................           --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                  1,270                     3,403                    16,526
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 12,348                    41,322                   (53,431)
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 38,307                    45,194                     6,874
                              ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                104,503                    42,863                   778,726
  Net transfers..........                 41,817                       928                   119,841
  Surrenders.............                (22,904)                  (33,738)               (1,671,266)
  Cost of insurance and
   other fees............                (34,834)                   (3,672)                  (23,470)
  Other activity.........                    547                      (132)                   45,802
                              ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                 89,129                     6,249                  (750,367)
                              ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                127,436                    51,443                  (743,493)
NET ASSETS:
  Beginning of year......                691,974                   110,692                 1,180,011
                              ------------------        ------------------        ------------------
  End of year............     $          819,410        $          162,135        $          436,518
                              ==================        ==================        ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-32 ____________________________________

                                  JP MORGAN                                           JP MORGAN
                                INTERNATIONAL               JP MORGAN               U.S. LARGE CAP             MFS CAPITAL
                                OPPORTUNITIES             SMALL COMPANY              CORE EQUITY              OPPORTUNITIES
                             INVESTMENT DIVISION       INVESTMENT DIVISION     INVESTMENT DIVISION (B)     INVESTMENT DIVISION
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $           14,608        $           (8,310)       $            3,785        $             (679)
  Capital gains income
   (loss)................           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                 47,682                    82,849                    26,645                      (643)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................              1,240,226                   325,262                   252,760                    42,716
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............              1,302,516                   399,801                   283,190                    41,394
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                294,238                   276,562                   467,215                    39,784
  Net transfers..........               (897,389)                 (644,783)                 (378,325)             --
  Surrenders.............                (50,396)                  (18,651)                 (895,385)                  (66,659)
  Cost of insurance and
   other fees............                (45,964)                  (35,047)                  (15,413)                   (3,074)
  Other activity.........                (33,591)                  (31,399)                  (20,447)                     (153)
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (733,102)                 (453,318)                 (842,355)                  (30,102)
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                569,414                   (53,517)                 (559,165)                   11,292
NET ASSETS:
  Beginning of year......              4,647,803                 1,351,470                   967,185                   142,709
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $        5,217,217        $        1,297,953        $          408,020        $          154,001
                              ==================        ==================        ==================        ==================


                                 MFS EMERGING
                                    GROWTH               MFS HIGH INCOME
                             INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $             (965)       $            4,076
  Capital gains income
   (loss)................           --                        --
  Net realized gain
   (loss) on security
   transactions..........                  8,786                    53,846
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                 22,302                    16,838
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                 30,123                    74,760
                              ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                 13,064                   105,709
  Net transfers..........                 (4,691)                  585,995
  Surrenders.............                (21,527)                 (700,955)
  Cost of insurance and
   other fees............                 (2,121)                   (6,936)
  Other activity.........                    202                     1,337
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                (15,073)                  (14,850)
                              ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                 15,050                    59,910
NET ASSETS:
  Beginning of year......                 80,954                    91,002
                              ------------------        ------------------
  End of year............     $           96,004        $          150,912
                              ==================        ==================

(b) Formerly JP Morgan U.S. Disciplined Equity Investment Division. Change effective March 31, 2003.

_____________________________________ SA-33 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                               UNIVERSAL INSTITUTIONAL   UNIVERSAL INSTITUTIONAL
                                                                                     FUNDS, INC.               FUNDS, INC.
                             MFS INVESTORS TRUST        MFS NEW DISCOVERY       CORE PLUS FIXED INCOME   EMERGING MARKETS EQUITY
                             INVESTMENT DIVISION       INVESTMENT DIVISION     INVESTMENT DIVISION (C)   INVESTMENT DIVISION (D)
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $            2,752        $           (4,684)       $          (65,862)       $           (4,998)
  Capital gains income
   (loss)................           --                        --                              86,391              --
  Net realized gain
   (loss) on security
   transactions..........                (40,766)                  (68,988)                   27,191                    13,211
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                209,358                   272,424                   385,121                   333,396
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                171,344                   198,752                   432,841                   341,609
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                223,207                    17,146                   418,770                    57,929
  Net transfers..........               (542,776)                 (381,095)                 (254,197)                  142,701
  Surrenders.............                 (1,087)                  (11,853)                 (786,434)                   (2,090)
  Cost of insurance and
   other fees............                (16,014)                   (5,860)                 (119,584)                  (19,524)
  Other activity.........                (23,908)                      339                     3,927                     1,903
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........               (360,578)                 (381,323)                 (737,518)                  180,919
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................               (189,234)                 (182,571)                 (304,677)                  522,528
NET ASSETS:
  Beginning of year......                931,679                   869,777                10,858,479                   595,187
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $          742,445        $          687,206        $       10,553,802        $        1,117,715
                              ==================        ==================        ==================        ==================

(c) Formerly reported as Morgan Stanley Core Plus Fixed Income Investment Division.
(d) Formerly reported as Morgan Stanley Emerging Markets Equity Investment Division.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-34 ____________________________________

                           UNIVERSAL INSTITUTIONAL   UNIVERSAL INSTITUTIONAL   UNIVERSAL INSTITUTIONAL   UNIVERSAL INSTITUTIONAL
                                 FUNDS, INC.               FUNDS, INC.               FUNDS, INC.               FUNDS, INC.
                                EQUITY GROWTH               TECHNOLOGY                HIGH YIELD              MID CAP GROWTH
                           INVESTMENT DIVISION (E)   INVESTMENT DIVISION (F)   INVESTMENT DIVISION (G)   INVESTMENT DIVISION (H)
                           ------------------------  ------------------------  ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $               (1)       $             (449)       $           (1,007)       $           (2,006)
  Capital gains income
   (loss)................           --                        --                        --                        --
  Net realized gain
   (loss) on security
   transactions..........                     14                     4,029                     8,067                     1,474
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                     72                    15,034                    26,724                   106,942
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                     85                    18,614                    33,784                   106,410
                              ------------------        ------------------        ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                      1                    17,947                    21,239                     9,786
  Net transfers..........           --                             (21,128)                  (55,533)             --
  Surrenders.............           --                              (6,273)                  (33,811)                   (7,817)
  Cost of insurance and
   other fees............                    (24)                   (2,018)                   (4,355)                   (3,727)
  Other activity.........                    (35)                      349                       321                       108
                              ------------------        ------------------        ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                    (58)                  (11,123)                  (72,139)                   (1,650)
                              ------------------        ------------------        ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                     27                     7,491                   (38,355)                  104,760
NET ASSETS:
  Beginning of year......                    223                    49,208                   149,413                   258,018
                              ------------------        ------------------        ------------------        ------------------
  End of year............     $              250        $           56,699        $          111,058        $          362,778
                              ==================        ==================        ==================        ==================


                               NEUBERGER BERMAN          NEUBERGER BERMAN
                                 AMT BALANCED              AMT PARTNERS
                             INVESTMENT DIVISION       INVESTMENT DIVISION
                           ------------------------  ------------------------
OPERATIONS:
  Net investment income
   (loss)................     $               11        $             (196)
  Capital gains income
   (loss)................           --                        --
  Net realized gain
   (loss) on security
   transactions..........                    (72)                  (13,051)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................                    194                    22,063
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                    133                     8,816
                              ------------------        ------------------
UNIT TRANSACTIONS:
  Purchases..............                     23                       156
  Net transfers..........                     54                    29,712
  Surrenders.............           --                        --
  Cost of insurance and
   other fees............                   (190)                   (4,186)
  Other activity.........                    (56)                  (22,138)
                              ------------------        ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........                   (169)                    3,544
                              ------------------        ------------------
  Total increase
   (decrease) in net
   assets................                    (36)                   12,360
NET ASSETS:
  Beginning of year......                    542                    49,914
                              ------------------        ------------------
  End of year............     $              506        $           62,274
                              ==================        ==================

(e)  Formerly reported as Morgan Stanley Equity Growth Investment Division.
(f)  Formerly reported as Morgan Stanley Technology Investment Division.
(g)  Formerly reported as Morgan Stanley High Yield Investment Division.
(h)  Formerly reported as Morgan Stanley Mid Cap Growth Investment Division.

_____________________________________ SA-35 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, OmniSource (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of forty-eight Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following investment divisions (collectively, the "Investment Divisions"): the American Funds Asset Allocation Investment Division, American Funds Global Growth Investment Division, American Funds Growth Investment Division, American Funds International Investment Division, American Funds Global Small Capitalization Investment Division, Scudder VIT EAFE-Registered Trademark- Equity Index Investment Division, Scudder VIT Equity 500 Index Investment Division, Scudder VIT Small Cap Index Investment Division, Alger American Growth Investment Division, Alger American Small Capitalization Investment Division, Fidelity VIP Equity-Income Investment Division, Fidelity VIP High Income Investment Division, Franklin Small Cap Investment Division, Franklin Strategic Income Securities Investment Division, Franklin Templeton Mutual Shares Securities Investment Division, Templeton Foreign Securities Investment Division, Templeton Growth Securities Investment Division, Hartford Advisers Investment Division, Hartford Bond Fund Investment Division, Hartford Capital Appreciation Investment Division, Hartford Money Market Investment Division, Hartford Stock Investment Division, Janus Aspen Worldwide Growth Investment Division, Janus Aspen Mid Cap Growth Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Flexible Income Investment Division, Janus Aspen International Growth Investment Division, JPMorgan Bond Investment Division, JPMorgan International Opportunities Investment Division, JPMorgan Small Company Investment Division, JPMorgan U.S. Large Cap Core Equity Investment Division, MFS Capital Opportunities Investment Division, MFS Emerging Growth Investment Division, MFS High Income Investment Division, MFS Investors Trust Investment Division, MFS New Discovery Investment Division, Morgan Stanley Core Plus Fixed Income Investment Division, Morgan Stanley Emerging Markets Equity Investment Division, Morgan Stanley Equity Growth Investment Division, Morgan Stanley Technology Investment Division, Morgan Stanley High Yield Investment Division, Morgan Stanley Mid Cap Growth Investment Division, Neuberger Berman AMT Balanced Investment Division, and Neuberger Berman AMT Partners Investment Division.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and

_____________________________________ SA-36 ____________________________________
      assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the policies, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance policies, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

_____________________________________ SA-37 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                           PURCHASES   PROCEEDS FROM
FUND                                        AT COST        SALES
----                                      -----------  -------------
American Funds Asset Allocation
 Investment Division....................  $    46,272   $    32,941
American Funds Global Growth Investment
 Division...............................      105,667       473,306
American Funds Growth Investment
 Division...............................      464,915     1,162,544
American Funds International Investment
 Division...............................      769,937     1,000,008
American Funds Global Small
 Capitalization Investment Division.....      119,866       124,451
Scudder VIT EAFE-Registered Trademark-
 Equity Index Investment Division.......       12,452       215,517
Scudder VIT Equity 500 Index Investment
 Division...............................      726,717     1,439,463
Scudder VIT Small Cap Index Investment
 Division...............................      280,465       123,737
Alger American Growth Investment
 Division...............................      603,956     1,258,281
Alger American Small Capitalization
 Investment Division....................        4,611        19,512
Fidelity VIP Equity-Income Investment
 Division...............................          860         6,402
Fidelity VIP High Income Investment
 Division...............................           19             9
Franklin Small Cap Investment
 Division...............................       44,665        28,434
Franklin Strategic Income Securities
 Investment Division....................       13,310        14,944
Franklin Templeton Mutual Shares
 Securities Investment Division.........       83,290        76,213
Templeton Foreign Securities Investment
 Division...............................       51,486       130,852
Templeton Growth Securities Investment
 Division...............................       60,961        21,540
Hartford Advisers Investment Division...       97,289       552,629
Hartford Bond Investment Division.......      784,760       157,043
Hartford Capital Appreciation Investment
 Division...............................      493,375       341,301
Hartford Money Market Investment
 Division...............................    2,376,829     2,177,908
Hartford Stock Investment Division......        7,816         1,379
Janus Aspen Worldwide Growth Investment
 Division...............................       25,163        14,225
Janus Aspen Mid Cap Growth Investment
 Division...............................      213,868       174,766
Janus Aspen Balanced Investment
 Division...............................       53,498     1,158,962
Janus Aspen Flexible Income Investment
 Division...............................      253,381       221,684
Janus Aspen International Growth
 Investment Division....................      274,415       240,197
JPMorgan Bond Investment Division.......       42,972        67,687
JPMorgan International Opportunities
 Investment Division....................       34,230       212,228
JPMorgan Small Company Investment
 Division...............................      340,881     1,477,017
JPMorgan U.S. Large Cap Core Equity
 Investment Division....................      221,152        97,187
MFS Capital Opportunities Investment
 Division...............................       26,110        24,513
MFS Emerging Growth Investment
 Division...............................      133,677         8,579
MFS High Income Investment Division.....      572,142        97,836
MFS Investors Trust Investment
 Division...............................      111,660       659,992
MFS New Discovery Investment Division...      183,987        49,312
Morgan Stanley Core Plus Fixed Income
 Investment Division....................    1,039,809     1,761,156
Morgan Stanley Emerging Markets Equity
 Investment Division....................      362,405     1,069,065
Morgan Stanley Equity Growth Investment
 Division...............................      --                250
Morgan Stanley Technology Investment
 Division...............................       21,550         2,831
Morgan Stanley High Yield Investment
 Division...............................      611,912       518,837
Morgan Stanley Mid Cap Growth Investment
 Division...............................        9,203       127,896
Neuberger Berman AMT Balanced Investment
 Division...............................            6             9
Neuberger Berman AMT Partners Investment
 Division...............................       26,958         4,713
                                          -----------   -----------
                                          $11,708,497   $17,347,356
                                          ===========   ===========

_____________________________________ SA-38 ____________________________________

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
FUND                                 ISSUED   REDEEMED  (DECREASE)
----                                 -------  --------  ----------
American Funds Asset Allocation
 Investment Division...............    6,275    5,327         948
American Funds Global Growth
 Investment Division...............   48,136   86,769     (38,633)
American Funds Growth Investment
 Division..........................  130,682  203,230     (72,548)
American Funds International
 Investment Division...............  151,280  171,998     (20,718)
American Funds Global Small
 Capitalization Investment
 Division..........................   13,143   13,618        (475)
Scudder VIT EAFE-Registered
 Trademark- Equity Index Investment
 Division..........................      521   22,821     (22,300)
Scudder VIT Equity 500 Index
 Investment Division...............  127,674  188,766     (61,092)
Scudder VIT Small Cap Index
 Investment Division...............   24,145   12,054      12,091
Alger American Growth Investment
 Division..........................   88,446  126,638     (38,192)
Alger American Small Capitalization
 Investment Division...............    2,137    3,598      (1,461)
Fidelity VIP Equity-Income
 Investment Division...............    --         365        (365)
Fidelity VIP High Income Investment
 Division..........................        1        1      --
Franklin Small Cap Investment
 Division..........................    6,978    4,538       2,440
Franklin Strategic Income
 Securities Investment Division....      893    1,059        (166)
Franklin Templeton Mutual Shares
 Securities Investment Division....    6,477    6,039         438
Templeton Foreign Securities
 Investment Division...............    5,139   13,515      (8,376)
Templeton Growth Securities
 Investment Division...............    8,171    4,803       3,368
Hartford Advisers Investment
 Division..........................   43,237   90,136     (46,899)
Hartford Bond Investment
 Division..........................   35,206   10,426      24,780
Hartford Capital Appreciation
 Investment Division...............   22,277   15,494       6,783
Hartford Money Market Investment
 Division..........................  224,231  210,236      13,995
Hartford Stock Investment
 Division..........................      921      144         777
Janus Aspen Worldwide Growth
 Investment Division...............    3,951    2,268       1,683
Janus Aspen Mid Cap Growth
 Investment Division...............   56,297   49,363       6,934
Janus Aspen Balanced Investment
 Division..........................   10,622  116,337    (105,715)
Janus Aspen Flexible Income
 Investment Division...............   15,305   16,677      (1,372)
Janus Aspen International Growth
 Investment Division...............   39,174   36,856       2,318
JPMorgan Bond Investment
 Division..........................    2,741    5,885      (3,144)
JPMorgan International
 Opportunities Investment
 Division..........................    1,357   17,475     (16,118)
JPMorgan Small Company Investment
 Division..........................   95,795  170,156     (74,361)
JPMorgan U.S. Large Cap Core Equity
 Investment Division...............   19,871    8,499      11,372
MFS Capital Opportunities
 Investment Division...............    4,814    4,326         488
MFS Emerging Growth Investment
 Division..........................   26,960    1,628      25,332
MFS High Income Investment
 Division..........................   52,856   13,310      39,546
MFS Investors Trust Investment
 Division..........................   52,134  114,715     (62,581)
MFS New Discovery Investment
 Division..........................   20,223    6,012      14,211
Morgan Stanley Core Plus Fixed
 Income Investment Division........   91,928  166,219     (74,291)
Morgan Stanley Emerging Markets
 Equity Investment Division........   65,704  114,737     (49,033)
Morgan Stanley Equity Growth
 Investment Division...............    --          23         (23)
Morgan Stanley Technology
 Investment Division...............   19,174   12,454       6,720
Morgan Stanley High Yield
 Investment Division...............   90,162   81,112       9,050
Morgan Stanley Mid Cap Growth
 Investment Division...............    1,769   17,573     (15,804)
Neuberger Berman AMT Balanced
 Investment Division...............       24       31          (7)
Neuberger Berman AMT Partners
 Investment Division...............    --         592        (592)

_____________________________________ SA-39 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                              NET
                                       UNITS      UNITS     INCREASE
FUND                                  ISSUED    REDEEMED   (DECREASE)
----                                 ---------  ---------  ----------
American Funds Asset Allocation
 Investment Division...............     14,081     54,027    (39,946)
American Funds Global Growth
 Investment Division...............    310,919    304,852      6,067
American Funds Growth Investment
 Division..........................    809,634    863,812    (54,178)
American Funds International
 Investment Division...............    491,120    476,087     15,033
American Funds Global Small
 Capitalization Investment
 Division..........................     40,285     42,586     (2,301)
Scudder VIT EAFE-Registered
 Trademark- Equity Index Investment
 Division..........................  1,245,313  1,229,236     16,077
Scudder VIT Equity 500 Index
 Investment Division...............    840,398    861,629    (21,231)
Scudder VIT Small Cap Index
 Investment Division...............    109,045    114,125     (5,080)
Alger American Growth Investment
 Division..........................  3,475,153  3,561,598    (86,445)
Alger American Small Capitalization
 Investment Division...............        917      2,287     (1,370)
Fidelity VIP Asset Manager
 Investment Division...............          1          4         (3)
Fidelity VIP Equity-Income
 Investment Division...............     --            412       (412)
Fidelity VIP High Income Investment
 Division..........................     --              1         (1)
Fidelity VIP Overseas Investment
 Division..........................     --          1,848     (1,848)
Franklin Small Cap Investment
 Division..........................  2,316,636  2,382,890    (66,254)
FranklinStrategic Income Securities
 Investment Division...............      7,988      8,029        (41)
Franklin Mutual Shares Securities
 Investment Division...............  1,252,872  1,287,340    (34,468)
Templeton Foreign Securities
 Investment Division...............     34,192     20,159     14,033
Templeton Growth Securities
 Investment Division...............      2,117     59,368    (57,251)
Hartford Advisers Investment
 Division..........................    351,328    359,860     (8,532)
Hartford Bond Investment
 Division..........................     80,504    134,517    (54,013)
Hartford Capital Appreciation
 Investement Division..............    467,670    485,552    (17,882)
Hartford Money Market Investment
 Division..........................  3,605,702  3,280,729    324,973
Hartford Stock Investment
 Division..........................      4,110        110      4,000
Janus Aspen Worldwide Growth
 Investment Division...............  2,494,679  2,564,568    (69,889)
Janus Aspen Mid Cap Growth
 Investment Division...............  4,099,613  4,199,555    (99,942)
Janus Aspen Balanced Investment
 Division..........................  1,527,393  1,646,277   (118,884)
Janus Aspen Flexible Income
 Investment Division...............    168,762    162,003      6,759
Janus Aspen International Growth
 Investment Division...............     12,958     10,892      2,066
JP Morgan Bond Investment
 Division..........................  2,082,215  2,139,387    (57,172)
JP Morgan International
 Opportunities Investment
 Division..........................  1,240,244  1,328,944    (88,700)
JP Morgan Small Company Investment
 Division..........................  1,242,371  1,286,558    (44,187)
JP Morgan U.S. Large Cap Core
 Investment Division...............  2,185,401  2,261,667    (76,266)
MFS Capital Opportunities
 Investment Division...............      7,367     11,407     (4,040)
MFS Emerging Growth Investment
 Division..........................     49,145     50,807     (1,662)
MFS High Income Investment
 Division..........................    593,591    584,784      8,807
MFS Investors Trust Investment
 Division..........................  1,153,360  1,201,290    (47,930)
MFS New Discovery Investment
 Division..........................     16,898     69,687    (52,789)
Universal Institutional
 Funds, Inc. Core Plus Fixed
 Investment Division...............    953,206  1,005,515    (52,309)
Universal Institutional
 Funds, Inc. Emerging Markets
 Equity Investment Division........    385,614    365,881     19,733
Universal Institutional
 Funds, Inc. Equity Growth
 Investment Division...............     --              2         (2)
Universal Institutional
 Funds, Inc. Technology Investment
 Division..........................     84,102     80,400      3,702
Universal Institutional
 Funds, Inc. High Yield Investment
 Division..........................     12,562     14,267     (1,705)
Universal Institutional
 Funds, Inc. Mid Cap Growth
 Investment Division...............      1,944      2,034        (90)
Neuberger Berman AMT Balanced
 Investment Division...............         40         48         (8)
Neuberger Berman AMT Partners
 Investment Division...............     --            325       (325)

_____________________________________ SA-40 ____________________________________

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
AMERICAN FUNDS ASSET ALLOCATION INVESTMENT DIVISION
  2004  Lowest contract charges        19,416  $11.867470  $   230,424    0.65%       1.98%        7.64%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        18,468   11.025446      203,621    0.66%       1.36%       20.95%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        58,415    9.115500      532,479    0.65%       2.90%      (12.95)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         6,488   10.471078       67,936    0.64%       3.83%       (0.14)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
AMERICAN FUNDS GLOBAL GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        32,602    9.582633      312,416    0.65%       0.44%       12.75%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        71,235    8.499029      605,428    0.65%       0.41%       34.40%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        65,169    6.323735      412,110    0.65%       0.92%      (15.19)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        68,664    7.456513      511,994    0.64%       0.86%      (14.77)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
AMERICAN FUNDS GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges       174,933    9.419148    1,647,717    0.65%       0.17%       11.77%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       247,481    8.427555    2,085,657    0.65%       0.10%       35.92%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       301,658    6.200333    1,870,382    0.65%       0.03%      (24.94)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       197,319    8.260951    1,630,040    0.64%       0.48%      (18.68)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-41 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
AMERICAN FUNDS INTERNATIONAL INVESTMENT DIVISION
  2004  Lowest contract charges        72,864  $ 9.332859  $   680,030    0.65%       1.41%       18.54%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        93,582    7.872967      736,771    0.65%       1.44%       33.98%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        78,549    5.876283      461,574    0.65%       1.33%      (15.39)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        78,575    6.945504      545,743    0.64%       0.90%      (20.41)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION INVESTMENT DIVISION
  2004  Lowest contract charges        12,820   11.286856      144,694    0.65%     --            20.10%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        13,295    9.398205      124,949    0.65%       0.55%       52.53%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        15,596    6.161404       96,095    0.65%       0.86%      (19.58)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         3,326    7.661155       25,481    0.64%       0.76%      (13.42)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
SCUDDER VIT EAFE-REGISTERED TRADEMARK- EQUITY INDEX INVESTMENT DIVISION
  2004  Lowest contract charges        38,126   10.626186      405,134    0.65%       2.28%       18.29%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        60,426    8.982970      542,807    0.65%       1.89%       32.49%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        44,349    6.780057      300,690    0.65%       0.91%      (22.11)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        61,286    8.704250      533,451    0.64%     --           (25.17)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-42 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
SCUDDER VIT EQUITY 500 INDEX INVESTMENT DIVISION
  2004  Lowest contract charges     1,124,005  $12.383085  $13,918,648    0.65%       1.09%        9.87%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges     1,185,097   11.270289   13,356,387    0.65%       1.23%       27.30%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges     1,206,328    8.853546   10,680,284    0.64%       1.69%      (22.80)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       223,138   11.468429    2,559,042    0.65%       0.82%      (12.75)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
SCUDDER VIT SMALL CAP INDEX INVESTMENT DIVISION
  2004  Lowest contract charges        85,556   14.668454    1,254,978    0.65%       0.44%       16.99%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        73,465   12.537919      921,102    0.65%       0.98%       45.48%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        78,545    8.618526      676,944    0.65%       0.72%      (21.10)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        72,523   10.923142      792,179    0.65%       0.65%        1.41%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
ALGER AMERICAN GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        35,198   16.694117      587,593    0.65%     --             4.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        73,390   15.927709    1,168,942    0.65%     --            34.29%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       159,836   11.861031    1,895,817    0.65%       0.04%      (33.43)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       203,391   17.816364    3,623,688    0.64%       0.22%      (12.39)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-43 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
ALGER AMERICAN SMALL CAPITALIZATION INVESTMENT DIVISION
  2004  Lowest contract charges         5,657  $10.888167  $    61,593    0.65%     --            15.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         7,118    9.401459       66,923    0.65%     --            41.42%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         8,489    6.647817       56,432    0.66%     --           (26.70)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        59,690    9.069626      541,366    0.64%       0.04%      (29.97)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
FIDELITY VIP EQUITY-INCOME INVESTMENT DIVISION
  2004  Lowest contract charges         2,417   18.062328       43,651    0.65%       1.60%       10.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         2,782   16.300986       45,352    0.65%       1.88%       29.49%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         3,194   12.588970       40,208    0.66%       4.64%      (17.49)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        79,405   15.256646    1,211,454    0.64%       1.91%       (5.57)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
FIDELITY VIP HIGH INCOME INVESTMENT DIVISION
  2004  Lowest contract charges            23   11.596112          261    0.25%       7.64%        8.88%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges            23   10.650261          248    0.26%     --            26.44%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges            24    8.423126          204    0.65%      16.15%        2.77%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        16,513    8.195664      135,335    0.64%      13.03%      (12.30)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-44 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
FRANKLIN SMALL CAP INVESTMENT DIVISION
  2004  Lowest contract charges        35,543  $ 8.580552  $   304,979    0.65%     --            10.75%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        33,103    7.747642      256,467    0.65%     --            36.36%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        99,356    5.681907      564,533    0.65%       0.27%      (29.15)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        65,444    8.019185      524,806    0.62%       0.25%      (15.80)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
FRANKLIN STRATEGIC INCOME SECURITIES INVESTMENT DIVISION
  2004  Lowest contract charges         1,269   15.237973       19,331    0.65%       3.20%        9.30%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         1,435   13.941490       20,002    0.66%       2.30%       19.58%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         1,475   11.659030       17,200    0.65%       0.06%        4.44%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges            64   11.166667          717    0.65%       0.06%        3.83%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
FRANKLIN TEMPLETON MUTUAL SHARES SECURITIES INVESTMENT DIVISION
  2004  Lowest contract charges        46,364   14.346238      665,145    0.65%       0.79%       11.90%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        45,926   12.820562      588,794    0.65%       1.11%       24.34%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        80,394   10.311100      828,954    0.65%       0.76%      (12.38)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        20,951   11.768210      246,563    0.64%       1.84%        6.35%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-45 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
TEMPLETON FOREIGN SECURITIES INVESTMENT DIVISION
  2004  Lowest contract charges        10,393  $10.993235  $   114,253    0.66%       0.87%       17.76%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        18,769    9.335400      175,214    0.65%       1.91%       31.36%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         4,736    7.106916       33,655    0.64%       1.14%      (19.09)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         3,515    8.784738       30,875    0.64%       2.61%      (16.54)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
TEMPLETON GROWTH SECURITIES INVESTMENT DIVISION
  2004  Lowest contract charges        18,800   12.593946      236,763    0.65%       1.17%       15.27%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        15,432   10.925361      168,605    0.66%       0.84%       31.28%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        75,240    8.322196      626,160    0.65%       2.44%      (19.02)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         5,588   10.276843       57,427    0.64%       1.52%       (1.95)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
HARTFORD ADVISERS INVESTMENT DIVISION
  2004  Lowest contract charges        24,007    9.916959      238,078    0.66%       2.02%        3.07%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        70,906    9.621597      682,228    0.65%       2.40%       17.72%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        79,438    8.172999      649,249    0.65%       2.91%      (14.35)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        78,325    9.542343      747,404    0.64%       2.89%       (5.26)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-46 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
HARTFORD BOND INVESTMENT DIVISION
  2004  Lowest contract charges       200,830  $16.913464  $ 3,396,726    0.65%       4.72%        3.94%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       176,050   16.271655    2,864,627    0.65%       3.63%        7.15%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       230,064   15.186279    3,493,816    0.65%       4.21%        9.37%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       169,830   13.885217    2,358,124    0.64%       5.40%        7.98%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
HARTFORD CAPITAL APPRECIATION INVESTMENT DIVISION
  2004  Lowest contract charges        85,497   26.772317    2,288,946    0.65%       0.36%       18.59%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        78,714   22.575622    1,777,009    0.65%       0.45%       41.46%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        96,596   15.959528    1,541,619    0.65%       0.52%      (20.22)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       115,149   20.004977    2,303,494    0.64%       0.62%       (7.54)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
HARTFORD MONEY MARKET INVESTMENT DIVISION
  2004  Lowest contract charges       626,962   12.634059    7,921,073    0.65%       0.95%        0.29%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       612,967   12.597792    7,722,034    0.65%       0.70%        0.10%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       287,995   12.585794    3,624,647    0.65%       1.47%        0.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       367,068   12.484847    4,582,789    0.64%      12.10%        3.20%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-47 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
HARTFORD STOCK INVESTMENT DIVISION
  2004  Lowest contract charges         8,597  $ 8.145551  $    70,024    0.65%       1.15%        3.49%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         7,820    7.870686       61,550    0.65%       1.70%       25.65%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         3,820    6.263758       23,927    0.65%       0.67%      (24.74)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         7,670    8.322295       63,832    0.64%       0.86%      (12.80)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JANUS ASPEN WORLDWIDE GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        22,030    6.742779      148,540    0.65%       0.94%        3.85%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        20,347    6.492881      132,108    0.65%       0.76%       22.88%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        90,235    5.283944      476,798    0.65%       0.64%      (26.19)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        77,155    7.158706      552,330    0.64%       0.28%      (23.12)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JANUS ASPEN MID CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        85,304    5.832229      497,510    0.65%     --            19.69%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        78,370    4.872655      381,868    0.65%     --            33.89%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       188,859    3.639269      687,310    0.65%     --           (28.58)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       123,758    5.095874      630,655    0.64%     --           (39.98)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-48 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
JANUS ASPEN BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges        36,151  $11.054015  $   399,614    0.66%       1.70%        7.59%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       141,866   10.274235    1,457,568    0.65%       1.41%       12.99%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       265,729    9.093422    2,416,383    0.65%       2.20%       (7.28)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       135,135    9.807274    1,325,306    0.64%       1.69%       (5.52)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JANUS ASPEN FLEXIBLE INCOME INVESTMENT DIVISION
  2004  Lowest contract charges        60,771   13.585950      825,636    0.65%       5.99%        3.04%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        62,143   13.185777      819,410    0.65%       3.96%        5.54%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        55,385   12.493946      691,974    0.65%       3.15%        9.44%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        47,079   11.416003      537,454    0.64%       4.47%        6.79%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JANUS ASPEN INTERNATIONAL GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        25,947    8.090933      209,934    0.65%       0.74%       17.92%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        23,629    6.861603      162,135    0.65%       1.00%       33.66%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        21,562    5.133534      110,692    0.65%       0.66%      (26.24)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        19,259    6.959773      134,035    0.64%       0.63%      (23.93)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-49 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
JPMORGAN BOND INVESTMENT DIVISION
  2004  Lowest contract charges        28,875  $14.125569  $   407,881    0.65%       3.46%        3.61%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        32,019   13.632922      436,518    0.65%       3.10%        3.05%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        89,192   13.230084    1,180,011    0.65%       0.58%        8.10%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        88,004   12.238866    1,077,069    0.64%       6.59%        6.23%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JPMORGAN INTERNATIONAL OPPORTUNITIES INVESTMENT DIVISION
  2004  Lowest contract charges       498,865   11.914085    5,943,518    0.65%       0.57%       17.60%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       514,983   10.130847    5,217,217    0.65%       0.97%       31.59%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       603,683    7.699074    4,647,803    0.65%       0.41%      (18.84)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       430,846    9.485935    4,086,977    0.64%       1.13%      (19.66)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
JPMORGAN SMALL COMPANY INVESTMENT DIVISION
  2004  Lowest contract charges        34,295   15.092425      517,601    0.66%     --            26.34%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       108,656   11.945521    1,297,953    0.65%     --            35.10%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       152,843    8.842199    1,351,470    0.65%       0.17%      (22.16)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       103,376   11.359418    1,174,285    0.64%       0.04%       (8.62)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-50 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
JPMORGAN U.S. LARGE CAP CORE EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges        49,170  $11.742251  $   577,371    0.65%       0.74%        8.78%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        37,798   10.794837      408,020    0.65%       0.99%       27.31%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       114,064    8.479306      967,185    0.66%       0.09%      (25.11)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       825,235   11.322755    9,343,931    0.64%       0.54%      (12.48)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MFS CAPITAL OPPORTUNITIES INVESTMENT DIVISION
  2004  Lowest contract charges        23,862    7.361664      175,662    0.65%       0.36%       11.73%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        23,374    6.588614      154,001    0.65%       0.24%       26.56%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        27,414    5.205799      142,709    0.65%       0.06%      (30.15)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        30,766    7.452252      229,276    0.64%       0.01%      (23.98)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MFS EMERGING GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        43,590    5.901032      257,225    0.65%     --            12.23%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        18,258    5.258188       96,004    0.65%     --            29.38%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        19,920    4.064013       80,954    0.65%     --           (34.19)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        16,810    6.175372      103,808    0.64%     --           (33.92)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-51 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
MFS HIGH INCOME INVESTMENT DIVISION
  2004  Lowest contract charges        52,768  $12.376913  $   653,100    0.65%       4.62%        8.44%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        13,222   11.413530      150,912    0.65%       1.47%       17.19%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         9,344    9.739038       91,002    0.65%       4.75%        1.90%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges         8,913    9.557388       85,185    0.64%       5.64%        1.41%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MFS INVESTORS TRUST INVESTMENT DIVISION
  2004  Lowest contract charges        29,085    8.960632      260,619    0.65%       0.60%       10.63%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        91,666    8.099482      742,445    0.65%       0.99%       21.36%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       139,595    6.674137      931,679    0.65%       0.52%      (21.48)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       100,492    8.499427      854,127    0.64%       0.45%      (16.50)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MFS NEW DISCOVERY INVESTMENT DIVISION
  2004  Lowest contract charges        91,676    9.388109      860,662    0.65%     --             5.83%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        77,465    8.871221      687,206    0.65%     --            32.85%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       130,254    6.677546      869,777    0.65%     --           (32.07)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        68,469    9.830741      673,101    0.64%     --            (5.64)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-52 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
MORGAN STANLEY CORE PLUS FIXED INCOME INVESTMENT DIVISION
  2004  Lowest contract charges       677,064  $14.564628  $ 9,861,185    0.65%       3.73%        3.69%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges       751,355   14.046366   10,553,802    0.65%       0.06%        3.96%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges       803,663   13.511229   10,858,479    0.65%       3.91%        6.63%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       605,234   12.670955    7,668,893    0.64%       3.67%        8.61%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MORGAN STANLEY EMERGING MARKETS EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges        45,764   14.421722      659,993    0.66%       0.67%       22.32%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        94,797   11.790643    1,117,715    0.65%     --            48.70%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        75,064    7.929111      595,187    0.65%     --            (9.49)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       142,848    8.760410    1,251,407    0.64%     --            (7.10)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MORGAN STANLEY TECHNOLOGY INVESTMENT DIVISION
  2004  Lowest contract charges        24,385    3.136466       76,481    0.65%     --            (2.28)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        17,665    3.209743       56,699    0.65%     --            46.82%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        22,508    2.186233       49,208    0.65%     --           (49.30)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        15,671    4.311914       67,572    0.64%     --           (49.17)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-53 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
MORGAN STANLEY HIGH YIELD INVESTMENT DIVISION
  2004  Lowest contract charges        19,505  $11.554830  $   225,382    0.66%       8.29%        8.77%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        10,455   10.622777      111,058    0.65%     --            24.90%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        17,567    8.505330      149,413    0.65%      11.32%       (7.87)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        12,555    9.231701      115,904    0.66%       8.76%       (5.09)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
MORGAN STANLEY MID CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges        36,118    8.440685      304,860    0.65%     --            20.81%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges        51,922    6.986918      362,778    0.65%     --            40.85%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges        52,013    4.960670      258,018    0.65%     --           (31.60)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges        82,151    7.252778      595,823    0.63%     --           (29.77)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
NEUBERGER BERMAN AMT BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges            30   14.914647          443    0.72%       1.24%        8.60%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges            37   13.733556          506    0.64%       2.68%       15.53%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges            46   11.887993          542    0.65%       3.92%      (17.69)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges           663   14.435475        9,571    0.65%       3.63%      (13.92)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

_____________________________________ SA-54 ____________________________________

                                                            CONTRACT             INVESTMENT
                                               UNIT FAIR     OWNERS'    EXPENSE    INCOME       TOTAL
                                     UNITS      VALUE #      EQUITY     RATIO*    RATIO**     RETURN***
                                   ----------  ----------  -----------  -------  ----------  -----------
NEUBERGER BERMAN AMT PARTNERS INVESTMENT DIVISION
  2004  Lowest contract charges         3,695  $17.170304  $    63,443    0.65%       0.02%       18.20%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2003  Lowest contract charges         4,287   14.526176       62,274    0.65%     --            34.21%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2002  Lowest contract charges         4,612   10.823171       49,914    0.66%       0.65%      (24.63)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --
  2001  Lowest contract charges       100,459   14.360923    1,442,686    0.64%       0.42%       (3.46)%
        Highest contract charges       --          --          --         --        --           --
        Remaining contract
        charges                        --          --          --         --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Division invests.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

_____________________________________ SA-55 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 OMNISOURCE
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

_____________________________________ SA-56 ____________________________________

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                   ICMG SEPARATE ACCOUNT ONE -- ONE PROVIDER

                              FINANCIAL STATEMENTS

                            AS OF DECEMBER 31, 2004

                                 TOGETHER WITH

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, ONE PROVIDER
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, One Provider (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended
December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, One Provider as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
ASSETS:
  Investments:
    Number of Shares.....           13,894              37,710                3,442
                                ==========          ==========            =========
    Cost.................       $  186,964          $  766,070            $  43,733
                                ==========          ==========            =========
    Market Value.........       $  204,939          $  953,299            $  55,247
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                      5,070            --
  Receivable from fund
   shares sold...........                4            --                          1
                                ----------          ----------            ---------
  Total Assets...........          204,943             958,369               55,248
                                ----------          ----------            ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............                4            --                          1
  Payable for fund shares
   purchased.............        --                      5,070            --
  Other liabilities......        --                   --                  --
                                ----------          ----------            ---------
  Total Liabilities......                4               5,070                    1
                                ----------          ----------            ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........       $  204,939          $  953,299            $  55,247
                                ==========          ==========            =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........           17,378              75,446                6,340
  Unit price*............       $11.793338          $12.635477            $8.714629

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL   PUTNAM VT    PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY         VISTA       VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT   INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION     DIVISION
                           -----------------  --------------------  -----------------  -------------  -----------  -----------
ASSETS:
  Investments:
    Number of Shares.....         22,999                3,127             462,175           39,684        13,367       10,508
                               =========           ==========          ==========       ==========    ==========   ==========
    Cost.................      $ 141,898           $  375,166          $  462,175       $  559,928    $  207,942   $  334,980
                               =========           ==========          ==========       ==========    ==========   ==========
    Market Value.........      $ 160,305           $  430,793          $  462,175       $  583,747    $  166,151   $  285,831
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --                  --                      4,129            1,261        --           --
  Receivable from fund
   shares sold...........              3                    8            --                --                  3            5
                               ---------           ----------          ----------       ----------    ----------   ----------
  Total Assets...........        160,308              430,801             466,304          585,008       166,154      285,836
                               ---------           ----------          ----------       ----------    ----------   ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............              3                    8            --                --                  3            5
  Payable for fund shares
   purchased.............       --                  --                      3,553            1,261        --           --
  Other liabilities......       --                  --                        573          --             --           --
                               ---------           ----------          ----------       ----------    ----------   ----------
  Total Liabilities......              3                    8               4,126            1,261             3            5
                               ---------           ----------          ----------       ----------    ----------   ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $ 160,305           $  430,793          $  462,178       $  583,747    $  166,151   $  285,831
                               =========           ==========          ==========       ==========    ==========   ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         17,448               37,961              38,459           43,512        15,476       27,913
  Unit price*............      $9.187813           $11.348373          $12.017574       $13.415859    $10.736207   $10.240051

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2004

                              ONE GROUP       ONE GROUP        ONE GROUP
                           INVESTMENT TRUST   INVESTMENT    INVESTMENT TRUST
                               BALANCED       TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT      INVESTMENT       INVESTMENT
                               DIVISION        DIVISION         DIVISION
                           ----------------  ------------  ------------------
ASSETS:
  Investments:
    Number of Shares.....         34,861          65,768          12,016
                              ==========      ==========       =========
    Cost.................     $  559,770      $  724,085       $ 168,978
                              ==========      ==========       =========
    Market Value.........     $  522,223      $  753,046       $ 181,201
  Due from Hartford Life
   and Annuity Insurance
   Company...............          2,025           2,530        --
  Receivable from fund
   shares sold...........       --               --                    3
                              ----------      ----------       ---------
  Total Assets...........        524,248         755,576         181,204
                              ----------      ----------       ---------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --               --                    3
  Payable for fund shares
   purchased.............          2,025           2,530        --
  Other liabilities......       --               --             --
                              ----------      ----------       ---------
  Total Liabilities......          2,025           2,530               3
                              ----------      ----------       ---------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $  522,223      $  753,046       $ 181,201
                              ==========      ==========       =========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........         49,521          51,467          19,151
  Unit price*............     $10.545485      $14.631725       $9.461848

  *  Rounded unit prices

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
ASSETS:
  Investments:
    Number of Shares.....          21,213             41,731              7,385           42,805             29,016
                               ==========          =========         ==========        =========         ==========
    Cost.................      $  327,669          $ 487,341         $   82,427        $ 921,494         $  439,494
                               ==========          =========         ==========        =========         ==========
    Market Value.........      $  375,465          $ 442,762         $   85,885        $ 571,870         $  512,706
  Due from Hartford Life
   and Annuity Insurance
   Company...............        --                    2,790                253            1,007                499
  Receivable from fund
   shares sold...........               7            --                --                --                --
                               ----------          ---------         ----------        ---------         ----------
  Total Assets...........         375,472            445,552             86,138          572,877            513,205
                               ----------          ---------         ----------        ---------         ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............               7            --                --                --                --
  Payable for fund shares
   purchased.............        --                    2,790                253            1,007                499
  Other liabilities......        --                  --                --                --                --
                               ----------          ---------         ----------        ---------         ----------
  Total Liabilities......               7              2,790                253            1,007                499
                               ----------          ---------         ----------        ---------         ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  375,465          $ 442,762         $   85,885        $ 571,870         $  512,706
                               ==========          =========         ==========        =========         ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........          27,184             49,346              6,206           66,389             41,335
  Unit price*............      $13.812110          $8.972652         $13.839155        $8.613992         $12.403548

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
ASSETS:
  Investments:
    Number of Shares.....        101,811
                              ==========
    Cost.................     $1,171,841
                              ==========
    Market Value.........     $1,610,657
  Due from Hartford Life
   and Annuity Insurance
   Company...............          6,330
  Receivable from fund
   shares sold...........       --
                              ----------
  Total Assets...........      1,616,987
                              ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --
  Payable for fund shares
   purchased.............          6,330
  Other liabilities......       --
                              ----------
  Total Liabilities......          6,330
                              ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........     $1,610,657
                              ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units owned by
   participants..........        107,021
  Unit price*............     $15.049942

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
INVESTMENT INCOME:
  Dividends..............        $ 2,927              $ 9,974              $  248
                                 -------              -------              ------
EXPENSES:
  Mortality and expense
   undertakings..........           (998)              (5,845)               (334)
                                 -------              -------              ------
    Net Investment income
     (loss)..............          1,929                4,129                 (86)
                                 -------              -------              ------
CAPITAL GAINS INCOME
 (LOSS)..................       --                      2,523            --
                                 -------              -------              ------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........            885                3,977               2,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          9,027               80,905               2,338
                                 -------              -------              ------
    Net gain (loss) on
     investments.........          9,912               84,882               4,558
                                 -------              -------              ------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $11,841              $91,534              $4,472
                                 =======              =======              ======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............       $ 9,157             $ 5,405              $ 7,035         $ 12,863      $ --        $ 1,038
                                -------             -------              -------         --------      -------     -------
EXPENSES:
  Mortality and expense
   undertakings..........          (891)             (2,882)              (4,027)          (5,524)      (1,157)     (2,210)
                                -------             -------              -------         --------      -------     -------
    Net Investment income
     (loss)..............         8,266               2,523                3,008            7,339       (1,157)     (1,172)
                                -------             -------              -------         --------      -------     -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 --                    --                --            --          --
                                -------             -------              -------         --------      -------     -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         1,219               8,440              --               100,976        3,563      12,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,269              33,142              --                15,207       26,177      (1,660)
                                -------             -------              -------         --------      -------     -------
    Net gain (loss) on
     investments.........         5,488              41,582              --               116,183       29,740      10,872
                                -------             -------              -------         --------      -------     -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $13,754             $44,105              $ 3,008         $123,522      $28,583     $ 9,700
                                =======             =======              =======         ========      =======     =======

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              ONE GROUP      ONE GROUP       ONE GROUP
                           INVESTMENT TRUST  INVESTMENT   INVESTMENT TRUST
                               BALANCED      TRUST BOND  DIVERSIFIED EQUITY
                              INVESTMENT     INVESTMENT      INVESTMENT
                               DIVISION       DIVISION        DIVISION
                           ----------------  ----------  ------------------
INVESTMENT INCOME:
  Dividends..............     $  96,106       $40,244         $   737
                              ---------       -------         -------
EXPENSES:
  Mortality and expense
   undertakings..........       (26,113)       (5,521)         (1,083)
                              ---------       -------         -------
    Net Investment income
     (loss)..............        69,993        34,723            (346)
                              ---------       -------         -------
CAPITAL GAINS INCOME
 (LOSS)..................       --              --            --
                              ---------       -------         -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       235,235         6,634             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      (157,139)       (8,987)         10,851
                              ---------       -------         -------
    Net gain (loss) on
     investments.........        78,096        (2,353)         10,991
                              ---------       -------         -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $ 148,089       $32,370         $10,645
                              =========       =======         =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
INVESTMENT INCOME:
  Dividends..............       $  1,369           $  13,459           $5,156           $  3,245           $--
                                --------           ---------           ------           --------           -------
EXPENSES:
  Mortality and expense
   undertakings..........         (5,021)             (8,134)            (746)            (8,903)           (3,523)
                                --------           ---------           ------           --------           -------
    Net Investment income
     (loss)..............         (3,652)              5,325            4,410             (5,658)           (3,523)
                                --------           ---------           ------           --------           -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                   --               --                 --                --
                                --------           ---------           ------           --------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        131,807             224,300              (61)           145,008            18,851
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        (23,395)           (110,458)             479            (48,743)           42,894
                                --------           ---------           ------           --------           -------
    Net gain (loss) on
     investments.........        108,412             113,842              418             96,265            61,745
                                --------           ---------           ------           --------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $104,760           $ 119,167           $4,828           $ 90,607           $58,222
                                ========           =========           ======           ========           =======

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
INVESTMENT INCOME:
  Dividends..............      $  6,409
                               --------
EXPENSES:
  Mortality and expense
   undertakings..........        (9,749)
                               --------
    Net Investment income
     (loss)..............        (3,340)
                               --------
CAPITAL GAINS INCOME
 (LOSS)..................       --
                               --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        45,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       193,178
                               --------
    Net gain (loss) on
     investments.........       238,277
                               --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $234,937
                               ========

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                    FIDELITY VIP FUND III
                           FIDELITY VIP FUND II  FIDELITY VIP FUND         GROWTH
                              ASSET MANAGER        EQUITY-INCOME        OPPORTUNITIES
                                INVESTMENT          INVESTMENT           INVESTMENT
                                 DIVISION            DIVISION             DIVISION
                           --------------------  -----------------  ---------------------
OPERATIONS:
  Net investment
   income................        $  1,929            $  4,129              $   (86)
  Capital gains income...        --                     2,523             --
  Net realized gain
   (loss) on security
   transactions..........             885               3,977                2,220
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................           9,027              80,905                2,338
                                 --------            --------              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $ 11,841            $ 91,534              $ 4,472
                                 --------            --------              -------
UNIT TRANSACTIONS:
  Purchases..............          35,522              55,390             --
  Transfers..............          69,393             208,951                2,031
  Surrenders for benefit
   payments and fees.....         (19,036)            (66,043)              (3,859)
  Cost of insurance and
   other fees............          (2,631)            (16,238)                (832)
  Other activity.........               7                  (6)                  (2)
                                 --------            --------              -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          83,255             182,054               (2,662)
                                 --------            --------              -------
  Net increase (decrease)
   in net assets.........          95,096             273,588                1,810
NET ASSETS:
  Beginning of year......         109,843             679,711               53,437
                                 --------            --------              -------
  End of year............        $204,939            $953,299              $55,247
                                 ========            ========              =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION         DIVISION      DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
OPERATIONS:
  Net investment
   income................      $  8,266             $  2,523            $   3,008        $   7,339     $ (1,157)   $ (1,172)
  Capital gains income...       --                  --                   --                --            --          --
  Net realized gain
   (loss) on security
   transactions..........         1,219                8,440             --                100,976        3,563      12,532
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         4,269               33,142             --                 15,207       26,177      (1,660)
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $ 13,754             $ 44,105            $   3,008        $ 123,522     $ 28,583    $  9,700
                               --------             --------            ---------        ---------     --------    --------
UNIT TRANSACTIONS:
  Purchases..............        17,455               37,275              161,882           26,265       24,664      70,616
  Transfers..............        40,776               27,391             (584,805)          81,011       18,625     (73,449)
  Surrenders for benefit
   payments and fees.....       (23,122)             (84,885)             (35,551)        (518,636)     (73,347)    (81,845)
  Cost of insurance and
   other fees............        (2,073)              (7,422)             (10,452)         (14,148)      (4,470)     (7,249)
  Other activity.........       --                        (7)                   3              267           15           6
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        33,036              (27,648)            (468,923)        (425,241)     (34,513)    (91,921)
                               --------             --------            ---------        ---------     --------    --------
  Net increase (decrease)
   in net assets.........        46,790               16,457             (465,915)        (301,719)      (5,930)    (82,221)
NET ASSETS:
  Beginning of year......       113,515              414,336              928,093          885,466      172,081     368,052
                               --------             --------            ---------        ---------     --------    --------
  End of year............      $160,305             $430,793            $ 462,178        $ 583,747     $166,151    $285,831
                               ========             ========            =========        =========     ========    ========

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2004

                              ONE GROUP       ONE GROUP       ONE GROUP
                           INVESTMENT TRUST  INVESTMENT    INVESTMENT TRUST
                               BALANCED      TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT     INVESTMENT       INVESTMENT
                               DIVISION       DIVISION         DIVISION
                           ----------------  -----------  ------------------
OPERATIONS:
  Net investment
   income................    $    69,993      $  34,723        $   (346)
  Capital gains income...       --               --            --
  Net realized gain
   (loss) on security
   transactions..........        235,235          6,634             140
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................       (157,139)        (8,987)         10,851
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $   148,089      $  32,370        $ 10,645
                             -----------      ---------        --------
UNIT TRANSACTIONS:
  Purchases..............         42,738         65,139          21,962
  Transfers..............         (2,589)      (160,108)         98,601
  Surrenders for benefit
   payments and fees.....     (3,906,831)       (78,647)        (37,621)
  Cost of insurance and
   other fees............        (45,284)       (15,036)         (2,578)
  Other activity.........             16             23               4
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (3,911,950)      (188,629)         80,368
                             -----------      ---------        --------
  Net increase (decrease)
   in net assets.........     (3,763,861)      (156,259)         91,013
NET ASSETS:
  Beginning of year......      4,286,084        909,305          90,188
                             -----------      ---------        --------
  End of year............    $   522,223      $ 753,046        $181,201
                             ===========      =========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment
   income................       $  (3,652)        $     5,325         $  4,410        $    (5,658)        $  (3,523)
  Capital gains income...        --                  --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........         131,807             224,300              (61)           145,008            18,851
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         (23,395)           (110,458)             479            (48,743)           42,894
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $ 104,760         $   119,167         $  4,828        $    90,607         $  58,222
                                ---------         -----------         --------        -----------         ---------
UNIT TRANSACTIONS:
  Purchases..............           2,901              57,393           14,876             70,948            36,414
  Transfers..............         112,638             (51,497)         (15,366)           (54,119)          (78,249)
  Surrenders for benefit
   payments and fees.....        (684,532)         (1,160,942)         (55,129)        (1,166,290)          (77,692)
  Cost of insurance and
   other fees............         (10,759)            (16,126)          (2,032)           (18,502)          (11,016)
  Other activity.........            (285)               (695)               2               (740)               31
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (580,037)         (1,171,867)         (57,649)        (1,168,703)         (130,512)
                                ---------         -----------         --------        -----------         ---------
  Net increase (decrease)
   in net assets.........        (475,277)         (1,052,700)         (52,821)        (1,078,096)          (72,290)
NET ASSETS:
  Beginning of year......         850,742           1,495,462          138,706          1,649,966           584,996
                                ---------         -----------         --------        -----------         ---------
  End of year............       $ 375,465         $   442,762         $ 85,885        $   571,870         $ 512,706
                                =========         ===========         ========        ===========         =========

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment
   income................     $   (3,340)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........         45,099
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        193,178
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  234,937
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        177,944
  Transfers..............        385,538
  Surrenders for benefit
   payments and fees.....       (411,140)
  Cost of insurance and
   other fees............        (23,883)
  Other activity.........            (59)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        128,400
                              ----------
  Net increase (decrease)
   in net assets.........        363,337
NET ASSETS:
  Beginning of year......      1,247,320
                              ----------
  End of year............     $1,610,657
                              ==========

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                    FIDELITY VIP FUND
                           FIDELITY VIP FUND II  FIDELITY VIP FUND       GROWTH
                              ASSET MANAGER        EQUITY-INCOME      OPPORTUNITIES
                                INVESTMENT          INVESTMENT         INVESTMENT
                                 DIVISION            DIVISION           DIVISION
                           --------------------  -----------------  -----------------
OPERATIONS:
  Net investment income
   (loss)................        $    837            $  2,429            $  (207)
  Capital gains income...        --                   --                 --
  Net realized gain
   (loss) on security
   transactions..........             (49)              1,198             (5,674)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......          13,042             151,327             15,709
                                 --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $ 13,830            $154,954            $ 9,828
                                 --------            --------            -------
UNIT TRANSACTIONS:
  Purchases..............          29,518             249,414              7,511
  Transfers..............          30,946              25,753             19,459
  Administrative fee.....            (205)               (634)               (27)
  Surrenders for benefit
   payments and fees.....        --                   --                 --
  Cost of insurance and
   other fees............          (1,461)             (9,330)              (508)
  Other activity.........            (294)                 52               (289)
                                 --------            --------            -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........          58,504             265,255             26,146
                                 --------            --------            -------
  Total increase
   (decrease) in net
   assets................          72,334             420,209             35,974
NET ASSETS:
  Beginning of year......          37,509             259,502             17,463
                                 --------            --------            -------
  End of year............        $109,843            $679,711            $53,437
                                 ========            ========            =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                         PUTNAM VT
                           FIDELITY VIP FUND  FIDELITY VIP FUND II  FIDELITY VIP FUND  INTERNATIONAL  PUTNAM VT   PUTNAM VT
                              HIGH INCOME          INDEX 500          MONEY MARKET        EQUITY        VISTA      VOYAGER
                              INVESTMENT           INVESTMENT          INVESTMENT       INVESTMENT    INVESTMENT  INVESTMENT
                               DIVISION             DIVISION            DIVISION       DIVISION (A)    DIVISION    DIVISION
                           -----------------  --------------------  -----------------  -------------  ----------  ----------
OPERATIONS:
  Net investment income
   (loss)................      $  2,913             $  1,761            $  2,797         $    160      $   (975)   $ (1,034)
  Capital gains income...       --                  --                   --                --            --          --
  Net realized gain
   (loss) on security
   transactions..........           121                  499             --                 1,255        (1,285)       (241)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        13,722               80,885             --               165,896        41,509      67,355
                               --------             --------            --------         --------      --------    --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      $ 16,756             $ 83,145            $  2,797         $167,311      $ 39,249    $ 66,080
                               --------             --------            --------         --------      --------    --------
UNIT TRANSACTIONS:
  Purchases..............        23,633               77,973             437,497          145,352        30,179      97,148
  Transfers..............        32,022               42,273             (19,767)         129,880       (21,596)     13,569
  Administrative fee.....           (65)                (442)               (976)            (761)         (478)       (767)
  Surrenders for benefit
   payments and fees.....       --                  --                   --                --            --          --
  Cost of insurance and
   other fees............        (1,268)              (6,375)            (14,434)          (9,811)       (4,258)     (6,833)
  Other activity.........           (97)                 140                  26               11         1,595         501
                               --------             --------            --------         --------      --------    --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        54,225              113,569             402,346          264,671         5,442     103,618
                               --------             --------            --------         --------      --------    --------
  Total increase
   (decrease) in net
   assets................        70,981              196,714             405,143          431,982        44,691     169,698
NET ASSETS:
  Beginning of year......        42,534              217,622             522,950          453,484       127,390     198,354
                               --------             --------            --------         --------      --------    --------
  End of year............      $113,515             $414,336            $928,093         $885,466      $172,081    $368,052
                               ========             ========            ========         ========      ========    ========

(a) Formerly Putnam VT International Growth Fund Investment Division. Change effective April 30, 2003.

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2003

                              ONE GROUP       ONE GROUP        ONE GROUP
                           INVESTMENT TRUST   INVESTMENT    INVESTMENT TRUST
                               BALANCED       TRUST BOND   DIVERSIFIED EQUITY
                              INVESTMENT      INVESTMENT       INVESTMENT
                               DIVISION        DIVISION         DIVISION
                           ----------------  ------------  ------------------
OPERATIONS:
  Net investment income
   (loss)................     $   57,443      $   46,777       $     445
  Capital gains income...       --               --             --
  Net realized gain
   (loss) on security
   transactions..........           (401)         14,064          (8,323)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        548,272         (33,116)         29,407
                              ----------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  605,314      $   27,725       $  21,529
                              ----------      ----------       ---------
UNIT TRANSACTIONS:
  Purchases..............      1,064,231         275,728          29,174
  Transfers..............         64,722        (547,083)       (134,722)
  Administrative fee.....         (2,387)         (1,250)           (234)
  Surrenders for benefit
   payments and fees.....       --               --             --
  Cost of insurance and
   other fees............        (41,563)        (17,834)         (2,470)
  Other activity.........          1,556             (29)          4,610
                              ----------      ----------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,086,559        (290,468)       (103,642)
                              ----------      ----------       ---------
  Total increase
   (decrease) in net
   assets................      1,691,873        (262,743)        (82,113)
NET ASSETS:
  Beginning of year......      2,594,211       1,172,048         172,301
                              ----------      ----------       ---------
  End of year............     $4,286,084      $  909,305       $  90,188
                              ==========      ==========       =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                                ONE GROUP          ONE GROUP         ONE GROUP         ONE GROUP         ONE GROUP
                            INVESTMENT TRUST    INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST  INVESTMENT TRUST
                           DIVERSIFIED MID CAP    EQUITY INDEX    GOVERNMENT BOND   LARGE CAP GROWTH   MID CAP GROWTH
                               INVESTMENT          INVESTMENT        INVESTMENT        INVESTMENT        INVESTMENT
                                DIVISION            DIVISION          DIVISION          DIVISION          DIVISION
                           -------------------  ----------------  ----------------  ----------------  ----------------
OPERATIONS:
  Net investment income
   (loss)................       $ (3,091)          $    2,938         $  5,178         $   (7,082)        $ (2,794)
  Capital gains income...       --                   --                --                --                --
  Net realized gain
   (loss) on security
   transactions..........          2,463               19,610              446               (227)            (637)
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        175,550              280,642           (2,576)           313,121          110,472
                                --------           ----------         --------         ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       $174,922           $  303,190         $  3,048         $  305,812         $107,041
                                --------           ----------         --------         ----------         --------
UNIT TRANSACTIONS:
  Purchases..............        172,283              433,450           65,161            423,113          137,523
  Transfers..............        (54,941)             (36,247)          (9,229)          (110,681)          62,298
  Administrative fee.....           (683)              (1,158)            (198)            (1,514)            (894)
  Surrenders for benefit
   payments and fees.....       --                   --                --                --                --
  Cost of insurance and
   other fees............         (9,492)             (15,969)          (2,847)           (17,817)          (9,071)
  Other activity.........          1,960                  577               62              1,917              122
                                --------           ----------         --------         ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        109,127              380,653           52,949            295,018          189,978
                                --------           ----------         --------         ----------         --------
  Total increase
   (decrease) in net
   assets................        284,049              683,843           55,997            600,830          297,019
NET ASSETS:
  Beginning of year......        566,693              811,619           82,709          1,049,136          287,977
                                --------           ----------         --------         ----------         --------
  End of year............       $850,742           $1,495,462         $138,706         $1,649,966         $584,996
                                ========           ==========         ========         ==========         ========

                              ONE GROUP
                           INVESTMENT TRUST
                            MID CAP VALUE
                              INVESTMENT
                               DIVISION
                           ----------------
OPERATIONS:
  Net investment income
   (loss)................     $   (3,059)
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........          2,661
  Net unrealized
   appreciation
   (depreciation) of
   investments
   during the year.......        249,182
                              ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     $  248,784
                              ----------
UNIT TRANSACTIONS:
  Purchases..............        309,333
  Transfers..............        513,345
  Administrative fee.....           (678)
  Surrenders for benefit
   payments and fees.....       --
  Cost of insurance and
   other fees............        (10,087)
  Other activity.........         (2,996)
                              ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        808,917
                              ----------
  Total increase
   (decrease) in net
   assets................      1,057,701
NET ASSETS:
  Beginning of year......        189,619
                              ----------
  End of year............     $1,247,320
                              ==========

_____________________________________ SA-17 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, The One Provider (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of eighteen Divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following Investment Divisions (collectively, the "Investment Division"): the Fidelity VIP Fund II Asset Manager Investment Division, Fidelity VIP Fund Equity-Income Investment Division, Fidelity VIP Fund III Growth Opportunities Investment Division, Fidelity VIP Fund High Income Investment Division, Fidelity VIP Fund II Index 500 Investment Division, Fidelity VIP Fund Money Market Investment Division, Putnam VT International Equity Investment Division, Putnam VT Vista Investment Division, Putnam VT Voyager Investment Division, One Group Investment Trust Balanced Investment Division, One Group Investment Trust Bond Investment Division, One Group Investment Trust Diversified Equity Investment Division, One Group Investment Trust Diversified Mid Cap Investment Division, One Group Investment Trust Equity Index Investment Division, One Group Investment Trust Government Bond Investment Division, One Group Investment Trust Large Cap Growth Investment Division, One Group Investment Trust Mid Cap Growth Investment Division and One Group Investment Trust Mid Cap Value Investment Division.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are

_____________________________________ SA-18 ____________________________________
      reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the contracts. This charge covers the average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the contracts, the Company makes deductions for state premium taxes and other insurance charges which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                          PURCHASES    PROCEEDS
FUND                                       AT COST    FROM SALES
----                                      ----------  -----------
Fidelity VIP Fund II Asset Manager
 Investment Division....................  $  115,186  $    30,001
Fidelity VIP Fund Equity-Income
 Investment Division....................     429,842      241,136
Fidelity VIP Fund III Growth
 Opportunities Investment Division......      11,364       14,111
Fidelity VIP Fund High Income Investment
 Division...............................      79,959       38,656
Fidelity VIP Fund II Index 500
 Investment Division....................      75,207      100,331
Fidelity VIP Fund Money Market
 Investment Division....................     202,429      668,346
Putnam VT International Equity
 Investment Division....................     300,801      718,704
Putnam VT Vista Investment Division.....      43,428       79,098
Putnam VT Voyager Investment Division...      86,815      179,908
One Group Investment Trust Balanced
 Investment Division....................     241,052    4,083,008
One Group Investment Trust Bond
 Investment Division....................     285,231      439,136
One Group Investment Trust Diversified
 Equity Investment Division.............     152,404       72,382
One Group Investment Trust Diversified
 Mid Cap Investment Division............     293,464      877,153
One Group Investment Trust Equity Index
 Investment Division....................     428,103    1,594,645
One Group Investment Trust Government
 Bond Investment Division...............      38,052       91,291
One Group Investment Trust Large Cap
 Growth Investment Division.............     396,934    1,571,295
One Group Investment Trust Mid Cap
 Growth Investment Division.............      85,094      219,129
One Group Investment Trust Mid Cap Value
 Investment Division....................     658,758      533,698
                                          ----------  -----------
                                          $3,924,123  $11,552,028
                                          ==========  ===========

_____________________________________ SA-19 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

 5.  CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                                           NET
                                      UNITS    UNITS     INCREASE
FUND                                 ISSUED   REDEEMED  (DECREASE)
----                                 -------  --------  ----------
Fidelity VIP Fund II Asset Manager
 Investment Division...............   10,671     3,042      7,629
Fidelity VIP Fund Equity-Income
 Investment Division...............   36,128    20,210     15,918
Fidelity VIP Fund III Growth
 Opportunities Investment
 Division..........................    1,459     1,641       (182)
Fidelity VIP Fund High Income
 Investment Division...............    8,281     4,270      4,011
Fidelity VIP Fund II Index 500
 Investment Division...............    6,997     9,160     (2,163)
Fidelity VIP Fund Money Market
 Investment Division...............   16,332    55,528    (39,196)
Putnam VT International Equity
 Investment Division...............   24,664    57,344    (32,680)
Putnam VT Vista Investment
 Division..........................    5,184     8,595     (3,411)
Putnam VT Voyager Investment
 Division..........................   10,013    19,606     (9,593)
One Group Investment Trust Balanced
 Investment Division...............   15,309   392,729   (377,420)
One Group Investment Trust Bond
 Investment Division...............   17,483    30,311    (12,828)
One Group Investment Trust
 Diversified Equity Investment
 Division..........................   17,446     8,432      9,014
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................   24,076    66,910    (42,834)
One Group Investment Trust Equity
 Index Investment Division.........   50,895   184,256   (133,361)
One Group Investment Trust
 Government Bond Investment
 Division..........................    2,481     6,695     (4,214)
One Group Investment Trust Large
 Cap Growth Investment Division....   52,203   189,528   (137,325)
One Group Investment Trust Mid Cap
 Growth Investment Division........    8,970    20,405    (11,435)
One Group Investment Trust Mid Cap
 Value Investment Division.........   48,918    36,916     12,002

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                            NET
                                      UNITS     UNITS     INCREASE
FUND                                  ISSUED   REDEEMED  (DECREASE)
----                                 --------  --------  ----------
Fidelity VIP Asset Manager
 Investment Division...............    11,077     5,227      5,850
Fidelity VIP Equity-Income
 Investment Division...............   293,567   263,442     30,125
Fidelity VIP Growth Opportunities
 Investment Division...............    10,573     6,796      3,777
Fidelity VIP High Income Investment
 Division..........................    15,885     8,799      7,086
Fidelity VIP II Index 500
 Investment Division...............    70,149    56,911     13,238
Fidelity VIP Money Market
 Investment Division...............   374,451   340,703     33,748
One Group Investment Trust Balanced
 Investment Division...............   153,888   127,524     26,364
One Group Investment Trust Bond
 Investment Division...............    26,823    26,434        389
One Group Investment Trust
 Diversified Equity Investment
 Division..........................    62,337    49,915     12,422
One Group Investment Trust
 Diversified Mid Cap Investment
 Division..........................   290,920   164,875    126,045
One Group Investment Trust Equity
 Index Investment Division.........   346,875   368,104    (21,229)
One Group Investment Trust
 Government Bond Investment
 Division..........................    24,120    38,213    (14,093)
One Group Investment Trust Large
 Cap Growth Investment Division....    66,112    56,537      9,575
One Group Investment Trust Mid Cap
 Growth Investment Division........   503,145   446,520     56,625
One Group Investment Trust Mid Cap
 Value Investment Division.........    32,406    28,316      4,090
Putnam VT International Equity
 Investment Division...............   292,736   253,155     39,581
Putnam VT Vista Investment
 Division..........................   160,164   140,209     19,955
Putnam VT Voyager Investment
 Division..........................   237,205   161,239     75,966

_____________________________________ SA-20 ____________________________________

 6.  FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
FIDELITY VIP FUND II ASSET MANAGER INVESTMENT DIVISION
  2004  Lowest contract charges     17,378   $11.793338     $  204,939      0.65%       1.91%        4.67%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges      9,749    11.266688        109,843      0.65%       1.68%       17.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      3,900     9.617927         37,509      0.65%       4.09%       (9.44)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      4,874    10.620873         51,763      0.63%       1.52%       (4.86)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND EQUITY-INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     75,446    12.635477        953,299      0.65%       1.11%       10.66%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     59,528    11.418406        679,711      0.65%       1.13%       29.38%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     29,403     8.825706        259,502      0.65%       1.12%      (17.54)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     12,587    10.702466        134,716      0.62%       0.76%       (5.70)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND III GROWTH OPPORTUNITIES INVESTMENT DIVISION
  2004  Lowest contract charges      6,340     8.714629         55,247      0.65%       0.48%        6.36%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges      6,522     8.193212         53,437      0.64%     --            28.82%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      2,746     6.360106         17,463      0.65%       1.09%      (22.42)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      4,544     8.198401         37,255      0.63%       0.09%      (14.99)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-21 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
FIDELITY VIP FUND HIGH INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     17,448   $ 9.187813     $  160,305      0.65%       6.69%        8.76%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     13,437     8.448054        113,515      0.65%       4.36%       26.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      6,351     6.696940         42,534      0.65%       5.24%        2.95%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      2,065     6.505243         13,434      0.63%      10.28%      (12.47)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND II INDEX 500 INVESTMENT DIVISION
  2004  Lowest contract charges     37,961    11.348373        430,793      0.65%       1.22%        9.90%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     40,124    10.326447        414,336      0.65%       1.18%       27.58%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     26,886     8.094271        217,622      0.65%       1.40%      (22.75)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    171,322    10.478392      1,795,175      0.64%       1.16%      (12.67)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
FIDELITY VIP FUND MONEY MARKET INVESTMENT DIVISION
  2004  Lowest contract charges     38,459    12.017574        462,178      0.65%       1.14%        0.55%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     77,655    11.951555        928,093      0.65%       0.98%        0.34%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     43,907    11.910489        522,950      0.65%       1.69%        1.04%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     46,952    11.788373        553,486      0.54%       2.32%        3.49%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-22 ____________________________________

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
PUTNAM VT INTERNATIONAL EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges     43,512   $13.415859     $  583,747      0.65%       1.52%       15.44%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     76,192    11.621485        885,466      0.65%       0.68%       27.70%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     49,828     9.100942        453,484      0.65%       0.79%      (18.20)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     35,691    11.126224        397,101      0.64%       0.25%      (21.13)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
PUTNAM VT VISTA INVESTMENT DIVISION
  2004  Lowest contract charges     15,476    10.736207        166,151      0.65%     --            17.84%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     18,887     9.111099        172,081      0.65%     --            32.30%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     18,498     6.886573        127,390      0.65%     --           (31.05)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     15,826     9.987832        158,066      0.64%     --           (33.93)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
PUTNAM VT VOYAGER INVESTMENT DIVISION
  2004  Lowest contract charges     27,913    10.240051        285,831      0.65%       0.31%        4.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     37,506     9.813150        368,052      0.65%       0.30%       24.10%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     25,084     7.907448        198,354      0.65%       0.58%      (27.01)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     16,773    10.833213        181,705      0.64%     --           (22.91)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-23 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges     49,521   $10.545485     $  522,223      0.65%       2.41%        5.05%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    426,941    10.039048      4,286,084      0.65%       2.24%       16.44%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    300,897     8.621597      2,594,211      0.65%     --           (12.26)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    192,254     9.825831      1,889,056      0.64%       2.94%       (4.19)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST BOND INVESTMENT DIVISION
  2004  Lowest contract charges     51,467    14.631725        753,046      0.65%       4.76%        3.46%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     64,295    14.142776        909,305      0.65%       5.65%        3.20%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     85,524    13.704248      1,172,048      0.65%       0.01%        9.28%
        Highest contract charges
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     38,086    12.540875        477,636      0.58%      15.94%        8.25%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST DIVERSIFIED EQUITY INVESTMENT DIVISION
  2004  Lowest contract charges     19,151     9.461848        181,201      0.65%       0.44%        6.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     10,137     8.896834         90,188      0.65%       1.03%       25.12%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     24,231     7.110906        172,301      0.64%     --           (24.27)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges      2,977     9.389656         27,951      0.63%       0.52%      (11.20)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-24 ____________________________________

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST DIVERSIFIED MID CAP INVESTMENT DIVISION
  2004  Lowest contract charges     27,184   $13.812110     $  375,465      0.65%       0.18%       13.68%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     70,018    12.150373        850,742      0.65%       0.18%       29.59%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     60,442     9.375794        566,693      0.65%     --           (18.34)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     45,283    11.481249        519,910      0.64%       0.24%       (4.65)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST EQUITY INDEX INVESTMENT DIVISION
  2004  Lowest contract charges     49,346     8.972652        442,762      0.65%       1.08%        9.62%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    182,707     8.185051      1,495,462      0.65%       0.89%       27.15%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    126,082     6.437252        811,619      0.65%     --           (22.98)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     81,021     8.358182        677,186      0.64%       0.84%      (12.91)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST GOVERNMENT BOND INVESTMENT DIVISION
  2004  Lowest contract charges      6,206    13.839155         85,885      0.65%       4.52%        3.96%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     10,420    13.311830        138,706      0.65%       4.34%        1.88%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges      6,330    13.066566         82,709      0.64%     --            11.53%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges        912    11.715705         10,689      0.64%       5.51%        6.36%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

_____________________________________ SA-25 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 THE ONE PROVIDER
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                                                   INVESTMENT
                                                UNIT         CONTRACT     EXPENSE    INCOME       TOTAL
                                    UNITS   FAIR VALUE #  OWNERS' EQUITY  RATIO*    RATIO**     RETURN***
                                   -------  ------------  --------------  -------  ----------  -----------
ONE GROUP INVESTMENT TRUST LARGE CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges     66,389   $ 8.613992     $  571,870      0.65%       0.24%        6.35%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges    203,714     8.099437      1,649,966      0.65%       0.09%       26.71%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges    164,133     6.391990      1,049,136      0.65%     --           (28.94)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges    100,643     8.995439        905,325      0.64%     --           (20.79)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST MID CAP GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges     41,335    12.403548        512,706      0.65%     --            11.89%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     52,771    11.085663        584,996      0.65%     --            26.32%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     32,816     8.775549        287,977      0.65%     --           (20.65)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     25,223    11.058913        278,934      0.63%     --           (11.23)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
ONE GROUP INVESTMENT TRUST MID CAP VALUE INVESTMENT DIVISION
  2004  Lowest contract charges    107,021    15.049942      1,610,657      0.65%       0.43%       14.65%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2003  Lowest contract charges     95,019    13.127082      1,247,320      0.64%       0.22%       31.89%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2002  Lowest contract charges     19,052     9.375794        189,619      0.65%     --           (13.41)%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --
  2001  Lowest contract charges     12,619    11.494657        145,046      0.64%       0.59%        4.12%
        Highest contract charges     --         --             --           --        --           --
        Remaining contract
        charges                      --         --             --           --        --           --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owners accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Divisions invest.

_____________________________________ SA-26 ____________________________________

*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded unit values.

Summary of the Account's expense charges, including Mortality and Expense risk charges, and Administrative charges assessed to contract owners. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

_____________________________________ SA-27 ____________________________________

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                    ICMG SEPARATE ACCOUNT ONE -- WELLS FARGO

                              FINANCIAL STATEMENTS

                            AS OF DECEMBER 31, 2004

                                 TOGETHER WITH

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------
TO THE CONTRACT OWNERS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE, WELLS FARGO
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

We have audited the accompanying statements of assets and liabilities of each of the individual Investment Divisions disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, Wells Fargo (the "Account") as of December 31, 2004, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period ended December 31, 2004. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2004, by correspondence with investment companies; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Investment Divisions constituting the Hartford Life and Annuity Insurance Company ICMG Registered Variable Life Separate Account One, Wells Fargo as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 24, 2005

_____________________________________ SA-1 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2004

                            DREYFUS VARIABLE
                           INVESTMENT FUND--   FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                                DIVISION         DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
ASSETS:
  Investments:
    Number of Shares.....           6,772            5,107            926          394      15,264
                               ==========       ==========     ==========   ==========  ==========
    Cost.................      $  225,994       $  102,465     $  104,742   $    7,389  $  183,135
                               ==========       ==========     ==========   ==========  ==========
    Market Value.........      $  281,381       $  128,122     $  126,531   $    9,084  $  182,296
  Due from Hartford Life
   and Annuity Insurance
   Company...............           1,839            1,282          1,547       --             713
  Receivable from fund
   shares sold...........               5                2              2       --               3
  Other assets...........        --                --             --            --          --
                               ----------       ----------     ----------   ----------  ----------
  Total Assets...........         283,225          129,406        128,080        9,084     183,012
                               ----------       ----------     ----------   ----------  ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............        --                --             --            --          --
  Payable for fund shares
   purchased.............        --                --             --            --          --
  Other liabilities......        --                --             --            --          --
                               ----------       ----------     ----------   ----------  ----------
  Total Liabilities......        --                --             --            --          --
                               ----------       ----------     ----------   ----------  ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........      $  283,225       $  129,406     $  128,080   $    9,084  $  183,012
                               ==========       ==========     ==========   ==========  ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........          25,877           10,915         11,180          825      15,210
  Unit Values*...........      $10.945093       $11.856157     $11.456021   $11.003754  $12.032237

  *  Rounded unit values.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN  JANUS ASPEN   WELLS FARGO
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND   VARIABLE TRUST
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------  --------------
ASSETS:
  Investments:
    Number of Shares.....        4,330          385       3,745        2,112        2,144        3,408            278
                            ==========   ==========  ==========   ==========   ==========   ==========     ==========
    Cost.................   $  163,466   $   16,647  $   87,047   $   47,295   $   27,915   $   44,527     $    3,096
                            ==========   ==========  ==========   ==========   ==========   ==========     ==========
    Market Value.........   $  231,370   $   17,619  $   99,683   $   53,299   $   27,250   $   53,878     $    4,548
  Due from Hartford Life
   and Annuity Insurance
   Company...............        2,221       --           1,312       --              725       --            --
  Receivable from fund
   shares sold...........            5       --               2            1       --                1        --
  Other assets...........      --                 1      --           --           --           --            --
                            ----------   ----------  ----------   ----------   ----------   ----------     ----------
  Total Assets...........      233,596       17,620     100,997       53,300       27,975       53,879          4,548
                            ----------   ----------  ----------   ----------   ----------   ----------     ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............      --            --          --                1       --                1        --
  Payable for fund shares
   purchased.............      --            --          --           --           --           --            --
  Other liabilities......      --            --          --           --           --           --            --
                            ----------   ----------  ----------   ----------   ----------   ----------     ----------
  Total Liabilities......      --            --          --                1       --                1        --
                            ----------   ----------  ----------   ----------   ----------   ----------     ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........   $  233,596   $   17,620  $  100,997   $   53,299   $   27,975   $   53,878     $    4,548
                            ==========   ==========  ==========   ==========   ==========   ==========     ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........       16,300        1,636      10,025        4,709        2,379        4,848            406
  Unit Values*...........   $14.330677   $10.769406  $10.074581   $11.319660   $11.759333   $11.113280     $11.205522

                            WELLS FARGO
                           VARIABLE TRUST   WELLS FARGO
                           LARGE COMPANY   VARIABLE TRUST
                               GROWTH       MONEY MARKET
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
ASSETS:
  Investments:
    Number of Shares.....         1,080           9,293
                             ==========      ==========
    Cost.................    $    8,725      $    9,293
                             ==========      ==========
    Market Value.........    $    9,593      $    9,293
  Due from Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Receivable from fund
   shares sold...........       --              --
  Other assets...........       --                    1
                             ----------      ----------
  Total Assets...........         9,593           9,294
                             ----------      ----------
LIABILITIES:
  Due to Hartford Life
   and Annuity Insurance
   Company...............       --              --
  Payable for fund shares
   purchased.............       --              --
  Other liabilities......       --              --
                             ----------      ----------
  Total Liabilities......       --              --
                             ----------      ----------
NET ASSETS:
  For Variable Life
   Contract
   Liabilities...........    $    9,593      $    9,294
                             ==========      ==========
VARIABLE LIFE INSURANCE
 POLICIES:
  Units Owned by
   Participants..........           932             927
  Unit Values*...........    $10.291230      $10.025533

  *  Rounded unit values.

_____________________________________ SA-3 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            DREYFUS VARIABLE
                           INVESTMENT FUND--   FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                                DIVISION         DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
INVESTMENT INCOME:
  Dividends..............       $   521           $ 1,225       $   961        $184      $ 7,279
                                -------           -------       -------        ----      -------
EXPENSE:
  Mortality and expense
   undertakings..........        (1,465)             (648)         (654)        (58)      (1,034)
                                -------           -------       -------        ----      -------
    Net Investment income
     (loss)..............          (944)              577           307         126        6,245
                                -------           -------       -------        ----      -------
CAPITAL GAINS INCOME
 (LOSS)..................       --                    319        --           --           4,013
                                -------           -------       -------        ----      -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........           138               (29)          (15)          4           18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................        24,372            10,120         9,777         140       (4,167)
                                -------           -------       -------        ----      -------
    Net gain (loss) on
     investments.........        24,510            10,091         9,762         144       (4,149)
                                -------           -------       -------        ----      -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $23,566           $10,987       $10,069        $270      $ 6,109
                                =======           =======       =======        ====      =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN  JANUS ASPEN   WELLS FARGO
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND   VARIABLE TRUST
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------  --------------
INVESTMENT INCOME:
  Dividends..............    $   694       $ 187       $  810       $1,117       $1,506       $  189          $ 67
                             -------       -----       ------       ------       ------       ------          ----
EXPENSE:
  Mortality and expense
   undertakings..........     (1,175)       (101)        (497)        (312)        (150)        (272)          (28)
                             -------       -----       ------       ------       ------       ------          ----
    Net Investment income
     (loss)..............       (481)         86          313          805        1,356          (83)           39
                             -------       -----       ------       ------       ------       ------          ----
CAPITAL GAINS INCOME
 (LOSS)..................     --           --           --           --             168        --           --
                             -------       -----       ------       ------       ------       ------          ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         83          (6)           4            3            6           13            11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................     34,053         425        3,529        2,836         (802)       5,109           379
                             -------       -----       ------       ------       ------       ------          ----
    Net gain (loss) on
     investments.........     34,136         419        3,533        2,839         (796)       5,122           390
                             -------       -----       ------       ------       ------       ------          ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $33,655       $ 505       $3,846       $3,644       $  728       $5,039          $429
                             =======       =====       ======       ======       ======       ======          ====

                            WELLS FARGO
                           VARIABLE TRUST   WELLS FARGO
                           LARGE COMPANY   VARIABLE TRUST
                               GROWTH       MONEY MARKET
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............      $--              $ 65
                               ------           ----
EXPENSE:
  Mortality and expense
   undertakings..........         (53)           (62)
                               ------           ----
    Net Investment income
     (loss)..............         (53)             3
                               ------           ----
CAPITAL GAINS INCOME
 (LOSS)..................      --             --
                               ------           ----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (1)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         271         --
                               ------           ----
    Net gain (loss) on
     investments.........         270         --
                               ------           ----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $  217           $  3
                               ======           ====

_____________________________________ SA-5 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2004

                            DREYFUS VARIABLE
                           INVESTMENT FUND--   FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                                DIVISION         DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
OPERATIONS:
  Net investment
   income................       $   (944)        $    577       $    307      $  126     $  6,245
  Capital gains income...       --                    319         --           --           4,013
  Net realized gain
   (loss) on security
   transactions..........            138              (29)           (15)          4           18
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         24,372           10,120          9,777         140       (4,167)
                                --------         --------       --------      ------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         23,566           10,987         10,069         270        6,109
                                --------         --------       --------      ------     --------
UNIT TRANSACTIONS:
  Premiums...............       $ 94,114         $ 42,637       $ 42,465      $   26     $ 45,485
  Net transfers..........       --                 --             --           --          --
  Cost of insurance and
   other fees............         (5,571)          (2,675)        (2,797)       (186)      (3,618)
  Other activity.........       --                     78             55       --              (3)
                                --------         --------       --------      ------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         88,543           40,040         39,723        (160)      41,864
                                --------         --------       --------      ------     --------
  Net increase (decrease)
   in net assets.........        112,109           51,027         49,792         110       47,973
NET ASSETS:
  Beginning of year......        171,116           78,379         78,288       8,974      135,039
                                --------         --------       --------      ------     --------
  End of year............       $283,225         $129,406       $128,080      $9,084     $183,012
                                ========         ========       ========      ======     ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN  JANUS ASPEN   WELLS FARGO
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE    GROWTH AND   VARIABLE TRUST
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME       INCOME     EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION     DIVISION       DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------  --------------
OPERATIONS:
  Net investment
   income................    $   (481)    $    86     $    313      $   805      $ 1,356      $   (83)       $   39
  Capital gains income...      --           --          --           --              168       --            --
  Net realized gain
   (loss) on security
   transactions..........          83          (6)           4            3            6           13            11
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      34,053         425        3,529        2,836         (802)       5,109           379
                             --------     -------     --------      -------      -------      -------        ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      33,655         505        3,846        3,644          728        5,039           429
                             --------     -------     --------      -------      -------      -------        ------
UNIT TRANSACTIONS:
  Premiums...............    $ 65,342     $ 9,251     $ 41,136      $ 9,001      $ 9,761      $19,906        $   12
  Net transfers..........      --           --          --           --           --           --            --
  Cost of insurance and
   other fees............      (4,976)       (342)      (2,173)        (998)        (769)        (893)          (89)
  Other activity.........         (54)          2           24           11           (6)           2        --
                             --------     -------     --------      -------      -------      -------        ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      60,312       8,911       38,987        8,014        8,986       19,015           (77)
                             --------     -------     --------      -------      -------      -------        ------
  Net increase (decrease)
   in net assets.........      93,967       9,416       42,833       11,658        9,714       24,054           352
NET ASSETS:
  Beginning of year......     139,629       8,204       58,164       41,641       18,261       29,824         4,196
                             --------     -------     --------      -------      -------      -------        ------
  End of year............    $233,596     $17,620     $100,997      $53,299      $27,975      $53,878        $4,548
                             ========     =======     ========      =======      =======      =======        ======

                            WELLS FARGO
                           VARIABLE TRUST   WELLS FARGO
                           LARGE COMPANY   VARIABLE TRUST
                               GROWTH       MONEY MARKET
                             INVESTMENT      INVESTMENT
                              DIVISION        DIVISION
                           --------------  --------------
OPERATIONS:
  Net investment
   income................      $  (53)         $    3
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........          (1)         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         271          --
                               ------          ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         217               3
                               ------          ------
UNIT TRANSACTIONS:
  Premiums...............      $6,485          $1,129
  Net transfers..........      --              --
  Cost of insurance and
   other fees............        (189)           (197)
  Other activity.........           1               1
                               ------          ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       6,297             933
                               ------          ------
  Net increase (decrease)
   in net assets.........       6,514             936
NET ASSETS:
  Beginning of year......       3,079           8,358
                               ------          ------
  End of year............      $9,593          $9,294
                               ======          ======

_____________________________________ SA-7 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2003

                            DREYFUS VARIABLE
                               INVESTMENT      FIDELITY VIP   FIDELITY VIP   HARTFORD    HARTFORD
                           DEVELOPING LEADERS  EQUITY-INCOME   INDEX 500     ADVISERS      BOND
                               INVESTMENT       INVESTMENT     INVESTMENT   INVESTMENT  INVESTMENT
                              DIVISION (A)       DIVISION       DIVISION     DIVISION    DIVISION
                           ------------------  -------------  ------------  ----------  ----------
OPERATIONS:
  Net investment
   income................       $   (620)         $    77       $  (149)      $  159     $  2,531
  Capital gains income...       --                 --            --            --             353
  Net realized gain
   (loss) on security
   transactions..........             (6)               4             4           16           14
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................         31,283           15,404        12,077        1,553        2,200
                                --------          -------       -------       ------     --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         30,657           15,485        11,932        1,728        5,098
                                --------          -------       -------       ------     --------
UNIT TRANSACTIONS:
  Premiums...............         99,713           45,470        61,146        7,496      102,362
  Cost of insurance and
   other fees............         (4,623)          (2,387)       (1,970)        (251)      (3,301)
  Surrenders.............       --                 --            --            --               1
  Other activity.........            416               72           320            1         (149)
                                --------          -------       -------       ------     --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         95,506           43,155        59,496        7,246       98,913
                                --------          -------       -------       ------     --------
  Net increase (decrease)
   in net assets.........        126,163           58,640        71,428        8,974      104,011
NET ASSETS:
  Beginning of year......         44,953           19,739         6,860        --          31,028
                                --------          -------       -------       ------     --------
  End of year............       $171,116          $78,379       $78,288       $8,974     $135,039
                                ========          =======       =======       ======     ========

(a)  From inception, April 30, 2002 to December 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                             HARTFORD                JANUS ASPEN               JANUS ASPEN                      WELLS FARGO
                             CAPITAL      HARTFORD    WORLDWIDE   JANUS ASPEN   FLEXIBLE       JANUS ASPEN     VARIABLE TRUST
                           APPRECIATION    STOCK       GROWTH      BALANCED      INCOME        GROWTH AND      EQUITY INCOME
                            INVESTMENT   INVESTMENT  INVESTMENT   INVESTMENT   INVESTMENT   INCOME INVESTMENT    INVESTMENT
                             DIVISION     DIVISION    DIVISION     DIVISION     DIVISION        DIVISION          DIVISION
                           ------------  ----------  -----------  -----------  -----------  -----------------  --------------
OPERATIONS:
  Net investment
   income................    $    190      $   68      $   103      $   418      $   482         $   (25)          $   39
  Capital gains income...      --           --          --           --           --             --                    96
  Net realized gain
   (loss) on security
   transactions..........          41           2           14            5            1               2           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................      33,395         547        9,304        3,308           81           4,391            1,072
                             --------      ------      -------      -------      -------         -------           ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      33,626         617        9,421        3,731          564           4,368            1,207
                             --------      ------      -------      -------      -------         -------           ------
UNIT TRANSACTIONS:
  Premiums...............      82,966       7,522       44,372       27,801       15,051          17,590            3,106
  Cost of insurance and
   other fees............      (3,729)        (53)      (1,586)        (979)        (693)           (789)            (113)
  Surrenders.............          (1)      --          --               (2)      --             --                     1
  Other activity.........         291         118          301           82          (10)             88               (5)
                             --------      ------      -------      -------      -------         -------           ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      79,527       7,587       43,087       26,902       14,348          16,889            2,989
                             --------      ------      -------      -------      -------         -------           ------
  Net increase (decrease)
   in net assets.........     113,153       8,204       52,508       30,633       14,912          21,257            4,196
NET ASSETS:
  Beginning of year......      26,476       --           5,656       11,008        3,349           8,567           --
                             --------      ------      -------      -------      -------         -------           ------
  End of year............    $139,629      $8,204      $58,164      $41,641      $18,261         $29,824           $4,196
                             ========      ======      =======      =======      =======         =======           ======

                              WELLS FARGO      WELLS FARGO
                            VARIABLE TRUST    VARIABLE TRUST
                             LARGE COMPANY     MONEY MARKET
                           GROWTH INVESTMENT    INVESTMENT
                               DIVISION          DIVISION
                           -----------------  --------------
OPERATIONS:
  Net investment
   income................       $  (12)           $   (9)
  Capital gains income...      --                 --
  Net realized gain
   (loss) on security
   transactions..........            9            --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   year..................          597            --
                                ------            ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          594                (9)
                                ------            ------
UNIT TRANSACTIONS:
  Premiums...............        2,556             8,531
  Cost of insurance and
   other fees............          (71)             (165)
  Surrenders.............      --                      1
  Other activity.........      --                 --
                                ------            ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        2,485             8,367
                                ------            ------
  Net increase (decrease)
   in net assets.........        3,079             8,358
NET ASSETS:
  Beginning of year......      --                 --
                                ------            ------
  End of year............       $3,079            $8,358
                                ======            ======

_____________________________________ SA-9 _____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004

 1.  ORGANIZATION:

    ICMG Registered Variable Life Separate Account One, Wells Fargo (the "Account"), is a component of ICMG Registered Variable Life Separate Account One, a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of nine divisions. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life insurance contract owners of the Company in various mutual funds (the "Funds"), as directed by the contract owners.

    The Account invests in the following underlying Investment Divisions (collectively, the "Investment Divisions"): the Dreyfus Variable Investment Fund--Developing Leaders Investment Division, Fidelity VIP Equity-Income Investment Division, Fidelity VIP Index 500 Investment Division, Hartford Advisers Investment Division, Hartford Bond Investment Division, Hartford Capital Appreciation Investment Division, Hartford Stock Investment Division, Janus Aspen Worldwide Growth Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Flexible Income Investment Division, Janus Aspen Growth and Income Investment Division, Wells Fargo Variable Trust Equity Income Investment Division, Wells Fargo Variable Trust Large Company Growth Investment Division, and Wells Fargo Variable Trust Money Market Investment Division.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares. Dividend income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 2004.

   c) UNIT TRANSACTIONS--Unit transactions are executed based on the unit values calculated at the close of the business day.

   d) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   e) USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

   a) COST OF INSURANCE--In accordance with the terms of the contracts, the Company assesses cost of insurance charges to cover the Company's anticipated mortality costs. Because a contract's account value and death benefit may vary from month to month, the cost of insurance charges may also vary. These charges are reflected as a component of unit transactions on the accompanying statements of changes in net assets.

   b) MORTALITY AND EXPENSE RISK UNDERTAKINGS--The Company, as issuer of variable life insurance contracts, provides the mortality and expense undertakings and, with respect to the Account, receives an annual fee of up to 0.65% of the Account's average daily net assets. These charges are reflected as a component of operating expenses on the accompanying statements of operations.

   c) ADMINISTRATIVE AND ISSUE CHARGES--The Company assesses a monthly administrative charge to compensate the Company for administrative costs in connection with the policies. This charge covers the

_____________________________________ SA-10 ____________________________________
      average expected cost for these services at a maximum of $10 per month. These charges are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

   d) DEDUCTION OF OTHER FEES--In accordance with the terms of the policies, the Company makes deductions for state premium taxes and other insurance charges, which are generally between 0% and 4%. These charges are deducted through termination of units of interest from applicable contract owners' accounts and are reflected as a component of cost of insurance and other fees on the accompanying statements of changes in net assets.

 4.  PURCHASES AND SALES OF INVESTMENTS

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:

                                          PURCHASES   PROCEEDS
FUND                                       AT COST   FROM SALES
----                                      ---------  ----------
Dreyfus Variable Investment
 Fund--Developing Leaders Investment
 Division...............................  $ 96,231    $10,476
Fidelity VIP Equity-Income Investment
 Division...............................    45,460      5,809
Fidelity VIP Index 500 Investment
 Division...............................    45,038      6,557
Hartford Advisers Investment Division...       183        218
Hartford Bond Investment Division.......    57,170      5,764
Hartford Capital Appreciation Investment
 Division...............................    68,337     10,755
Hartford Stock Investment Division......     9,388        392
Janus Aspen Worldwide Growth Investment
 Division...............................    43,342      5,355
Janus Aspen Balanced Investment
 Division...............................     9,988      1,169
Janus Aspen Flexible Income Investment
 Division...............................    12,301      2,517
Janus Aspen Growth and Income Investment
 Division...............................    19,964      1,031
Wells Fargo Variable Trust Equity Income
 Investment Division....................        66        105
Wells Fargo Variable Trust Large Company
 Growth Investment Division.............     6,455        211
Wells Fargo Variable Trust Money Market
 Investment Division....................     1,166        231
                                          --------    -------
                                          $415,089    $50,590
                                          ========    =======

 5.  CHANGES IN UNITS OUTSTANDING

    The changes in units outstanding for the year ended December 31, 2004 were as follows:

                                     UNITS    UNITS            NET
FUND                                 ISSUED  REDEEMED  INCREASE (DECREASE)
----                                 ------  --------  -------------------
Dreyfus Variable Investment
 Fund--Developing Leaders
 Investment Division...............   9,568     985           8,583
Fidelity VIP Equity-Income
 Investment Division...............   4,152     543           3,609
Fidelity VIP Index 500 Investment
 Division..........................   4,330     642           3,688
Hartford Advisers investment
 Division..........................    --        16             (16)
Hartford Bond Investment
 Division..........................   3,978     434           3,544
Hartford Capital Appreciation
 Investment Division...............   5,619     874           4,745
Hartford Stock Investment
 Division..........................     877      29             848
Janus Aspen Worldwide Growth
 Investment Division...............   4,628     599           4,029
Janus Aspen Balanced Investment
 Division..........................     832      81             751
Janus Aspen Flexible Income
 Investment Division...............   1,011     232             779
Janus Aspen Growth and Income
 Investment Division...............   1,947      77           1,870
Wells Fargo Variable Trust Equity
 Income Investment Division........    --         7              (7)
Wells Fargo Variable Trust Large
 Company Growth Investment
 Division..........................     642      17             625
Wells Fargo Variable Trust Money
 Market Investment Division........     110      17              93

_____________________________________ SA-11 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

    The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                      UNITS    UNITS            NET
FUND                                 ISSUED   REDEEMED  INCREASE (DECREASE)
----                                 -------  --------  -------------------
Dreyfus Variable Investment
 Fund--Developing Leaders
 Investment Division...............   11,941     591           11,350
Fidelity VIP Equity-Income
 Investment Division...............    5,199     270            4,929
Fidelity VIP Index 500 Investment
 Division..........................    6,794     138            6,656
Hartford Advisers Investment
 Division..........................      865      24              841
Hartford Bond Investment
 Division..........................    9,212     419            8,793
Hartford Capital Appreciation
 Investment Division...............    8,768     313            8,455
Hartford Stock Investment
 Division..........................      793       5              788
Janus Aspen Worldwide Growth
 Investment Division...............    5,385     105            5,279
Janus Aspen Balanced Investment
 Division..........................    2,909     133            2,776
Janus Aspen Flexible Income
 Investment Division...............    1,325      35            1,290
Janus Aspen Growth and Income
 Investment Division...............    2,079     158            1,921
Wells Fargo Variable Trust Equity
 Income Investment Division........      425      12              413
Wells Fargo Variable Trust Large
 Company Growth Investment
 Division..........................      314       7              307
Wells Fargo Variable Trust Money
 Market Investment Division........      849      15              834

 6.  FINANCIAL HIGHLIGHTS

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for which a series of each Investment Division has outstanding units.

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME      TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**    RETURN***
                                   ------  ----------  --------  -------  ----------  ---------
DREYFUS VARIABLE INVESTMENT FUND--DEVELOPING LEADERS
 INVESTMENT DIVISION
  2004  Lowest contract charges    25,877  $10.945093  $283,225    0.65%       0.23%     10.62%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges    17,294    9.894533   171,116    0.65%       0.04%     30.84%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     5,944    7.562491    44,953    0.43%     --          --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
FIDELITY VIP EQUITY-INCOME INVESTMENT DIVISION
  2004  Lowest contract charges    10,915   11.856157   129,406    0.65%       1.23%     10.51%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     7,306   10.728514    78,379    0.65%       0.80%     29.19%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     2,377    8.304673    19,739    0.43%     --          --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --

_____________________________________ SA-12 ____________________________________

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME      TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**    RETURN***
                                   ------  ----------  --------  -------  ----------  ---------
FIDELITY VIP INDEX 500 INVESTMENT DIVISION
  2004  Lowest contract charges    11,180  $11.456021  $128,080    0.65%       0.96%      9.63%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     7,492   10.450034    78,288    0.64%       0.25%     27.26%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges       835    8.211384     6,860    0.43%     --          --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
HARTFORD ADVISERS INVESTMENT DIVISION
  2004  Lowest contract charges       825   11.003754     9,084    0.65%       2.07%      3.07%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       841   10.676025     8,974    0.64%       2.95%     17.72%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
HARTFORD BOND INVESTMENT DIVISION
  2004  Lowest contract charges    15,210   12.032237   183,012    0.65%       4.58%      3.94%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges    11,666   11.575655   135,039    0.65%       3.79%      7.15%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     2,872   10.803519    31,028    0.43%       0.16%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
HARTFORD CAPITAL APPRECIATION INVESTMENT DIVISION
  2004  Lowest contract charges    16,300   14.330677   233,596    0.65%       0.38%     18.59%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges    11,555   12.084272   139,629    0.64%       0.89%     41.46%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     3,099    8.542812    26,476    0.43%       1.65%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
HARTFORD STOCK INVESTMENT DIVISION
  2004  Lowest contract charges     1,636   10.769406    17,620    0.65%       1.21%      3.49%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       788   10.406000     8,204    0.63%       4.22%     25.65%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --

_____________________________________ SA-13 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME      TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**    RETURN***
                                   ------  ----------  --------  -------  ----------  ---------
JANUS ASPEN WORLDWIDE GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges    10,025  $10.074581  $100,997    0.65%       1.06%      3.85%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     5,996    9.701202    58,164    0.64%       0.99%     22.88%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges       716    7.894894     5,656    0.43%       0.81%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
JANUS ASPEN BALANCED INVESTMENT DIVISION
  2004  Lowest contract charges     4,709   11.319660    53,299    0.65%       2.34%      7.59%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     3,958   10.521142    41,641    0.65%       2.27%     12.99%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     1,182    9.311952    11,008    0.43%       3.45%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
JANUS ASPEN FLEXIBLE INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     2,379   11.759333    27,975    0.65%       6.54%      3.04%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     1,600   11.412964    18,261    0.64%       5.02%      5.54%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges       310   10.814149     3,349    0.43%       3.92%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
JANUS ASPEN GROWTH AND INCOME INVESTMENT DIVISION
  2004  Lowest contract charges     4,848   11.113280    53,878    0.65%       0.45%     10.96%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges     2,978   10.016030    29,824    0.65%       0.51%     22.71%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2002  Lowest contract charges     1,050    8.162212     8,567    0.43%       1.19%     --
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --

_____________________________________ SA-14 ____________________________________

                                                       CONTRACT           INVESTMENT
                                           UNIT FAIR   OWNERS'   EXPENSE    INCOME      TOTAL
                                   UNITS    VALUE #     EQUITY   RATIO*    RATIO**    RETURN***
                                   ------  ----------  --------  -------  ----------  ---------
WELLS FARGO VARIABLE TRUST EQUITY INCOME INVESTMENT DIVISION
  2004  Lowest contract charges       406  $11.205522  $  4,548    0.66%       1.57%     10.36%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       413   10.153575     4,196    0.64%       1.90%     25.39%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH INVESTMENT DIVISION
  2004  Lowest contract charges       932   10.291230     9,593    0.65%     --           2.59%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       307   10.031916     3,079    0.64%     --          25.47%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
WELLS FARGO VARIABLE TRUST MONEY MARKET INVESTMENT DIVISION
  2004  Lowest contract charges       927   10.025533     9,294    0.66%       0.70%      0.05%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --
  2003  Lowest contract charges       834   10.021026     8,358    0.64%       0.45%     (0.15)%
        Highest contract charges     --        --         --       --        --          --
        Remaining contract
        charges                      --        --         --       --        --          --

  * This represents the annualized contract expenses of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.
 ** These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Investment Division is affected by the timing of the declaration of dividends by the underlying fund in which the Investment Divisions invest.
*** This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
  #  Rounded unit values.

_____________________________________ SA-15 ____________________________________

 ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
--------------------------------------------------------------------------------
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
 WELLS FARGO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2004

Summary of the Account's expense charges, including Mortality and Expense risk charges, Administrative charges, Riders (if applicable) and Annual Maintenance fees assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

The Company, will make certain deductions, 0.65% on annual basis, of the contract's value for mortality and expense risks undertaken by the Company.

These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

The Company, will make certain deductions, $10.00 per coverage month for administrative services provided by the Company.

These charges are a redemption of units.

_____________________________________ SA-16 ____________________________________

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT
FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                    CONTENTS
                                  -----------

                                                              Page:
                                                              -----
Independent Auditors' Report                                   F-2

Financial Statements (Statutory Basis):

    Admitted Assets, Liabilities and Surplus                   F-3

    Statements of Operations                                   F-4

    Statements of Changes in Capital and Surplus               F-5

    Statements of Cash Flows                                   F-6

    Notes to Financial Statements                              F-7

                          INDEPENDENT AUDITORS' REPORT
                     -------------------------------------

To the Board of Directors
of Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended
December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 29, 2005

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   AS OF DECEMBER 31,
-------------------------------------------------------------------------------------------
                                                                 2004              2003
-------------------------------------------------------------------------------------------
ADMITTED ASSETS
  Bonds                                                       $ 5,386,024       $ 5,639,213
  Common and Preferred Stocks                                      11,255            11,194
  Mortgage Loans                                                   69,626            95,737
  Real Estate                                                      26,116            25,360
  Policy Loans                                                    310,520           294,714
  Cash and Short-Term Investments                                 431,418           392,494
  Other Invested Assets                                             2,242            22,743
-------------------------------------------------------------------------------------------
                              TOTAL CASH AND INVESTED ASSETS    6,237,201         6,481,455
-------------------------------------------------------------------------------------------
  Investment Income Due and Accrued                                64,387            69,221
  Federal Income Taxes Recoverable                                 63,729            54,470
  Deferred Tax Asset                                               97,105            55,301
  Other Assets                                                    378,495           290,043
  Separate Account Assets                                      62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                       TOTAL ADMITTED ASSETS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate Reserves for Life and Accident and Health
   Policies                                                   $ 6,161,030       $ 6,421,474
  Liability for Deposit Type Contracts                            121,745           100,128
  Policy and Contract Claim Liabilities                            26,880            27,834
  Asset Valuation Reserve                                          30,117            16,542
  Payable to Affiliates                                            37,479            29,702
  Accrued Expense Allowances and Other Amounts Due From
   Separate Accounts                                           (1,904,315)       (1,741,278)
  Other Liabilities                                             1,059,989         1,052,307
  Separate Account Liabilities                                 62,885,610        52,234,564
-------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES   68,418,535        58,141,273
-------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common Stock -- 3,000 Shares Authorized, 2,000 Shares
   Issued and Outstanding                                           2,500             2,500
  Gross Paid-In and Contributed Surplus                         1,371,883         1,371,883
  Unassigned Funds                                                (66,391)         (330,602)
-------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS    1,307,992         1,043,781
-------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS  $69,726,527       $59,185,054
-------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                    FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------
                                                                2004              2003             2002
-----------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and Annuity Considerations                        $11,619,788       $12,115,706      $ 4,626,830
  Considerations for Supplementary Contracts with Life
   Contingencies                                                     962              360               123
  Net Investment Income                                          324,681          330,741           241,414
  Commissions and Expense Allowances on Reinsurance Ceded         73,944           62,762           197,594
  Reserve Adjustment on Reinsurance Ceded                     (1,155,122)        (911,456)        3,403,682
  Fee Income                                                   1,200,281          963,407           829,267
  Other Revenues                                                  84,658           33,435            10,367
-----------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES  12,149,192       12,594,955         9,309,277
-----------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and Annuity Benefits                                     255,803          231,390           215,874
  Disability and Other Benefits                                   13,235           11,998            11,926
  Surrenders and Other Fund Withdrawals                        5,435,091        4,378,823         4,743,944
  Commissions                                                    821,925          753,838           583,605
  (Decrease) Increase in Aggregate Reserves for Life and
   Accident and Health Policies                                 (260,443)         290,135         1,785,002
  General Insurance Expenses                                     448,862          431,698           341,349
  Net Transfers to Separate Accounts                           5,647,980        6,601,021         2,298,625
  Modified Coinsurance Adjustment on Reinsurance Assumed        (441,048)        (420,032)         (522,245)
  Other Expenses                                                  43,678           38,492            22,715
-----------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES  11,965,083       12,317,363         9,480,795
-----------------------------------------------------------------------------------------------------------
  Net Gain (Loss) from Operations Before Federal Income Tax
   (Benefit) Expense                                             184,109          277,592          (171,518)
  Federal Income Tax (Benefit) Expense                           (87,470)         (19,953)           28,712
-----------------------------------------------------------------------------------------------------------
                             NET GAIN (LOSS) FROM OPERATIONS     271,579          297,545          (200,230)
-----------------------------------------------------------------------------------------------------------
  Net Realized Capital Losses, after tax                         (14,900)         (22,713)          (56,843)
-----------------------------------------------------------------------------------------------------------
                                           NET INCOME (LOSS) $   256,679       $  274,832       $  (257,073)
-----------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                   FOR THE YEARS ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------
                                                                 2004             2003            2002
---------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED
 AND OUTSTANDING
---------------------------------------------------------------------------------------------------------
  Balance, Beginning and End of Year                          $    2,500       $    2,500       $   2,500
---------------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
---------------------------------------------------------------------------------------------------------
  Beginning of Year                                            1,371,883        1,221,883         986,883
  Capital Contribution                                                --          150,000         235,000
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR   1,371,883        1,371,883       1,221,883
---------------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, Beginning of Year                                    (330,602)        (636,114)       (318,168)

  Net Income                                                     256,679          274,832        (257,073)
  Change in Net Unrealized Capital Losses on Common Stocks
   and Other Invested Assets                                     (13,371)          (4,797)         (4,421)
  Change in Net Deferred Income Tax                               51,589          (28,483)        191,399
  Change in Asset Valuation Reserve                              (13,575)         (16,272)           (270)
  Change in Non-Admitted Assets                                  (16,965)          43,187        (210,628)
  Change in Liability for Reinsurance in Unauthorized
   Companies                                                        (146)          36,880         (36,953)
  Cummulative Effect of Change in Accounting Principles               --              165              --
---------------------------------------------------------------------------------------------------------
                                        BALANCE, END OF YEAR     (66,391)        (330,602)       (636,114)
---------------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
---------------------------------------------------------------------------------------------------------
  End of Year                                                 $1,307,992       $1,043,781       $ 588,269
---------------------------------------------------------------------------------------------------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                 FOR THE YEARS ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------
                                                                 2004          2003          2002
-----------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and Annuity Considerations                         $11,608,790   $12,116,359   $ 4,627,995
  Net Investment Income                                           370,945       373,648       242,062
  Miscellaneous Income                                            196,120       142,119     4,436,314
-----------------------------------------------------------------------------------------------------
    Total Income                                               12,175,855    12,632,126     9,306,371
-----------------------------------------------------------------------------------------------------
  Benefits Paid                                                 5,699,783     4,611,634     4,795,021
  Federal Income Tax (Recoveries) Payments                        (54,729)       23,421      (108,177)
  Net Transfers to Separate Accounts                            5,811,016     7,114,314     2,040,883
  Other Expenses                                                  905,742       537,701       445,677
-----------------------------------------------------------------------------------------------------
    Total Benefits and Expenses                                12,361,812    12,287,070     7,173,404
-----------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES     (185,957)      345,056     2,132,967
-----------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD AND MATURED
  Bonds                                                         1,584,991     2,323,921     1,623,364
  Common and Preferred Stocks                                       1,767         4,031            35
  Mortgage Loans                                                   25,752        41,395        42,133
  Other                                                            35,227        12,347       134,912
-----------------------------------------------------------------------------------------------------
    Total Investment Proceeds                                   1,647,737     2,381,694     1,800,444
-----------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                         1,351,838     3,068,077     3,956,463
  Common and Preferred Stocks                                       2,473         4,814           842
  Mortgage Loans                                                       --            --           225
  Real Estate                                                       1,482           722         1,292
  Other                                                             3,275       169,520            --
-----------------------------------------------------------------------------------------------------
    Total Investments Acquired                                  1,359,068     3,243,133     3,958,822
-----------------------------------------------------------------------------------------------------
  Net Increase in Policy Loans                                     15,806        27,958        16,536
-----------------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES      272,863      (889,397)   (2,174,914)
-----------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Capital Contribution                                                 --       150,000       235,000
  Net Other Cash (Used) Provided                                  (47,982)      301,810      (129,792)
-----------------------------------------------------------------------------------------------------
               NET CASH (USED FOR) PROVIDED BY FINANCING AND
                                    MISCELLANEOUS ACTIVITIES      (47,982)      451,810       105,208
-----------------------------------------------------------------------------------------------------
  Net increase (decrease) in cash and short-term investments       38,924       (92,531)       63,261
  Cash and Short-Term Investments, Beginning of Year              392,494       485,025       421,764
-----------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR  $   431,418   $   392,494   $   485,025
-----------------------------------------------------------------------------------------------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
  Common and Preferred stock acquired in satisfaction of
   debt                                                             2,173         2,885           323

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
(IN THOUSANDS)

 -----------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

Current prescribed statutory accounting practices include the adoption of the NAIC's ACCOUNTING PRACTICES AND PROCEDURES MANUAL, effective January 1, 2001, as well as current state laws and regulations. A difference prescribed by Connecticut state law allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. The effects of this treaty are discussed in
Note 5.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies and the liability for deposit type contracts. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Certain reclassifications have been made to prior year financial information to conform to current year presentation.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

    Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity, as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as changes in unrealized gains or losses in surplus under statutory accounting;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/ tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                   2004              2003              2002
                                                                -----------------------------------------------
GAAP Net Income                                                 $   450,396       $   281,211       $   191,548
Deferral and amortization of policy acquisition costs,
 net                                                               (389,629)         (501,010)         (337,657)
Change in unearned revenue reserve                                  108,301            12,367            71,208
Deferred taxes                                                       43,719            43,304           (50,834)
Separate account expense allowance                                  168,013           511,608          (279,761)
Benefit reserve adjustment                                          (14,581)           69,470           190,796
Prepaid reinsurance premium                                          (9,068)          (11,809)           (8,564)
Administrative fees                                                 (60,183)          (48,072)               --
Reinsurance                                                          (9,123)          (54,276)               --
Dividends received from affiliates                                    2,000             9,000                --
Sales inducements                                                   (58,330)          (47,454)          (35,600)
Cumulative effect of GAAP accounting changes                         31,151                --                --
Other, net                                                           (5,987)           10,493             1,791
                                                                -----------------------------------------------
                            STATUTORY NET INCOME (LOSS)         $   256,679       $   274,832       $  (257,073)
                                                                -----------------------------------------------

GAAP Stockholder's Equity                                       $ 3,332,247       $ 2,900,964       $ 2,242,347
Deferred policy acquisition costs                                (4,164,021)       (3,755,461)       (3,289,010)
Unearned revenue reserve                                            408,737           327,144           297,759
Deferred taxes                                                      481,245           422,680           341,130
Separate account expense allowance                                1,920,061         1,755,474         1,243,867
Unrealized (gains) losses on investments                           (226,613)         (259,293)         (178,951)
Benefit reserve adjustment                                          281,742           208,213           300,515
Asset valuation reserve                                             (30,117)          (16,542)             (270)
Interest maintenance reserve                                        (28,254)          (29,314)          (25,702)
Prepaid reinsurance premium                                         (47,089)          (38,052)          (26,243)
Goodwill                                                           (170,100)         (170,100)         (170,100)
Reinsurance ceded                                                  (200,222)         (108,922)         (189,436)
Administrative fees                                                (290,061)         (229,878)               --
Other, net                                                           40,437            36,868            42,363
                                                                -----------------------------------------------
                          STATUTORY CAPITAL AND SURPLUS         $ 1,307,992       $ 1,043,781       $   588,269
                                                                -----------------------------------------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.5% to 9.25% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM").

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half ( 1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2004 and 2003, the Company had $4,126,520 and $2,222,511,
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2004 and 2003 totaled $14,170 and $9,533, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2004 (including general and separate account liabilities) are as follows:

                                                                                       % of
Subject to discretionary withdrawal:                                   Amount          Total
                                                                     -----------------------
With market value adjustment                                         $     2,206         0.0%
At book value, less current surrender charge of 5% or more             1,157,626         1.9%
At market value                                                       58,449,078        92.8%
                                                                     -----------------------
                    TOTAL WITH ADJUSTMENT OR AT MARKET VALUE          59,608,910        94.7%
                                                                     -----------------------
At book value without adjustment (minimal or no charge or
 adjustment):                                                          3,093,812         4.9%
Not subject to discretionary withdrawal:                                 256,644         0.4%
                                                                     -----------------------
                                                TOTAL, GROSS          62,959,366       100.0%
Reinsurance ceded                                                        200,000         N/A
                                                                     -----------------------
                                                  TOTAL, NET         $62,759,366         N/A
                                                                     -----------------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value. Preferred stocks are stated at cost, lower of cost or amortized cost, or NAIC market values depending on the assigned credit rating. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans are stated at the aggregate carrying value less accrued interest, which is typically the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value. Interests in joint ventures, partnerships and limited liability companies are reported based on the underlying GAAP equity of the investee.

The Company's accounting policy requires that a decline in the value of a bond or equity security that is not subject to Statement of Statutory Accounting Principle No. 43 LOANED-BACKED AND STRUCTURED SECURITIES ("SSAP 43") below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond or equity security is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the other than temporarily impaired investment becomes its new cost basis.

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP 43 is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost,
(b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP 43, requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that the estimated undiscounted cash flows of its security are less than its book value then an other than temporary impairment charge is recognized equal to the difference between the book value and estimated undiscounted cash flows of the security. The total estimated undiscounted cash flows of the impaired investment becomes its new cost basis.

Investment income consists primarily of interest and dividends. Interest income from bonds and mortgage loans including any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds and mortgage loans that are in default or when the receipt of interest payments is in doubt. The effective yield for fixed rate and variable rate loan backed securities due to new prepayment assumptions are revalued on a retrospective and prospective basis, respectively. The new prepayment assumptions are primarily obtained from broker dealer survey values or internal estimates. The Company has not elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Interest only and other than temporarily impaired loan backed securities are valued using the prospective method. In 2004, 2003 and 2002, the Company changed from the retrospective to prospective methodology due to negative yields on specific loan-backed securities that were impaired totaling $4,140, $0 and $0, respectively, with an income impact of $29, $0 and $0, respectively. Dividends are recorded as earned at the ex-dividend date.

Due and accrued investment income with amounts over 90 days past due is non-admitted. The total amount of investment income due and accrued non-admitted and written off through net investment income at December 31, 2004 and 2003 was $2,067 and $2,297, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), replication, income generation, or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING INCOME GENERATION AND REPLICATION (SYNTHETIC ASSETS) TRANSACTIONS" ("SSAP 86"). The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the hedged item. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is adjusted into the basis of the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative asset or liability, respectively, and amortized through net investment income over the life of the derivative. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the admitted assets, liabilities and surplus statement as a derivative liability and amortized through net investment income over the life of the derivative. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and risk management activities receive fair value accounting. The derivatives are carried on the admitted assets, liabilities and surplus statement at fair value and the changes in fair value are recorded in capital and surplus as unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $30,117 and $16,542 as of December 31, 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. IMR is included as a component of Other Liabilities on the admitted assets, liabilities and surplus statement. The IMR balances as of December 31, 2004 and 2003 were $28,254 and $29,314, respectively. The net capital gains captured in the IMR in 2004, 2003 and 2002 were $6,582, $9,641 and $5,078, respectively. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's Statements of Operations, was $7,642, $6,029 and $4,823, respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

ADOPTION OF NEW ACCOUNTING STANDARD

The Company adopted SSAP 86 "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING, INCOME GENERATION, AND REPLICATION (SYNTHETIC ASSET) TRANSACTIONS" on
January 1, 2003. SSAP 86 requires that derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge shall be valued and reported in a manner that is consistent with the hedged asset or liability. SSAP 86 also requires that derivative instruments used in hedging transactions that do not meet the criteria of an effective hedge shall be accounted for at fair value and the changes in fair value shall be recorded in capital and surplus as unrealized capital gains and losses. The Company elected to apply this statement to all derivative instruments to which the Company was a party to as of January 1, 2003. As a result, the Company recorded $254 before tax, due to the change in accounting principle adjustment which increased unassigned surplus.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

SSAP 88--INVESTMENTS IN SUBSIDIARY, CONTROLLED AND AFFILIATED ENTITIES ("SSAP 88"), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task Force during 2004. SSAP 88 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It is effective on January 1, 2005, and is not expected to have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME

                                                                     2004           2003           2002
                                                                   --------------------------------------
Interest income from bonds and short-term investments              $294,245       $290,212       $207,585
Interest income from policy loans                                    18,432         18,620         18,947
Interest and dividends from other investments                        17,497         26,071         18,478
                                                                   --------------------------------------
Gross investment income                                             330,174        334,903        245,010
Less: investment expenses                                             5,493          4,162          3,596
                                                                   --------------------------------------
                                       NET INVESTMENT INCOME       $324,681       $330,741       $241,414
                                                                   --------------------------------------

(b) COMPONENTS OF NET UNREALIZED CAPITAL GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $236,408       $176,924       $117,032
Gross unrealized capital losses                                     (14,758)        (8,996)       (32,336)
                                                                   --------------------------------------
Net unrealized capital gains                                        221,650        167,928         84,696
Balance, beginning of year                                          167,928         84,696            (78)
                                                                   --------------------------------------
             CHANGE IN NET UNREALIZED CAPITAL GAINS ON BONDS
                                  AND SHORT-TERM INVESTMENTS       $ 53,722       $ 83,232       $ 84,774
                                                                   --------------------------------------

(c) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS

                                                                     2004           2003           2002
                                                                   --------------------------------------
Gross unrealized capital gains                                     $    558       $    376       $    185
Gross unrealized capital losses                                     (31,533)       (30,877)       (23,137)
                                                                   --------------------------------------
Net unrealized capital losses                                       (30,975)       (30,501)       (22,952)
Balance, beginning of year                                          (30,501)       (22,952)       (22,793)
                                                                   --------------------------------------
    CHANGE IN NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS       $   (474)      $ (7,549)      $   (159)
                                                                   --------------------------------------

(d) COMPONENTS OF NET REALIZED CAPITAL LOSSES

                                                                     2004           2003           2002
                                                                   --------------------------------------
Bonds and short-term investments                                   $ 21,229       $ 12,602       $(28,561)
Common stocks                                                          (266)           657           (149)
Other invested assets                                                (5,798)        (4,393)            (2)
                                                                   --------------------------------------
Realized capital gains (losses)                                      15,165          8,866        (28,712)
Capital gains tax (benefit)                                          23,483         21,938         23,053
                                                                   --------------------------------------
Net realized capital losses, after tax                               (8,318)       (13,072)       (51,765)
Less: amounts transferred to IMR                                      6,582          9,641          5,078
                                                                   --------------------------------------
                      NET REALIZED CAPITAL LOSSES, AFTER TAX       $(14,900)      $(22,713)      $(56,843)
                                                                   --------------------------------------

Sales of bonds and short-term investments for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,868,164, $2,523,341 and $1,691,422, gross realized capital gains of $25,465, $23,090 and $15,257, and gross realized capital losses of $2,900, $6,150 and $9,998, respectively, before transfers to the IMR. Sales of common and preferred stocks for the years ended December 31, 2004, 2003 and 2002 resulted in proceeds of $1,814, $4,031 and $35, gross realized capital gains of $50, $715 and $0, and gross realized capital losses of $314, $5 and $7, respectively.

(e) INVESTMENTS--DERIVATIVE INSTRUMENTS

OVERVIEW

The Company may at any time use derivative instruments, including swaps, caps, floors, options, forwards and futures, in order to achieve one of four Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; to control transaction costs or to enter into income generation and replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow or net investment in a foreign operation), income generation, replication or held for other investment and risk management activities, which primarily involve managing asset or liability related risks which do not qualify for hedge accounting under Statement of Statutory Accounting Principles No. 86, "Accounting for Derivative Instruments and Hedging Income Generation and Replication (Synthetic Assets) Transactions". The Company's derivative transactions are permitted uses of derivatives under the derivatives use plan filed and/or approved, as applicable, by the State of Connecticut and State of New York insurance departments.

Interest rate swaps and total return swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There is also periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value and fair value of derivative instruments used during the year are disclosed in the strategy discussions below. During the year 2004 and 2003, the Company did not transact in or hold any position related to net investment hedges in a foreign operation, replication transactions or income generating transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2004 and 2003 were $1,455,253 and $1,163,355, respectively. The fair value of derivative instruments are based upon either independent market quotations for exchange traded derivative contracts, independent third party pricing sources or widely accepted pricing valuation models which utilize independent third party data as inputs for over the counter derivatives. The fair value of derivative instruments at December 31, 2004 and 2003 were $(29,914) and $820, respectively.

CASH-FLOW HEDGES

Interest rate swaps: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2004 and 2003, interest rate swaps used in cash flow hedge relationships had a notional value of $220,000 and $70,000, respectively, and a fair value of $(604) and $3,684, respectively.

Foreign currency swaps: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2004 and 2003 foreign currency swaps used in cash flow hedge relationships had a notional value of $129,492 and $76,855, respectively, and a fair value of $(24,927) and $(10,282), respectively.

OTHER INVESTMENT AND RISK MANAGEMENT ACTIVITIES

Interest rate caps and swaptions: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaption contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contract in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2004 and 2003 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $1,016,000 and a fair value of $1,189 and $6,884, respectively. As of December 31, 2004 and 2003 the average fair value for interest rate caps and swaptions was $3,619 and $7,481, respectively in asset value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Credit default and total return swaps: The Company enters into swap agreements in which the Company assumes credit exposure from an individual entity, referenced index or asset pool. As of December 31, 2004 and 2003 total return swaps had a notional value of $40,000 and $0, respectively, and a fair value of $122 and $0, respectively. As of December 31, 2004 and 2003 the average fair value for credit default and total return swaps was $26 and $0, respectively in asset value. For the year ended December 31, 2004 credit derivatives reported a gain of $28 in realized capital gains and losses. There were no realized gains and losses during the year 2003.

Foreign currency swaps, forwards and put and call options: The Company enters into foreign currency swaps and forwards, purchases foreign put options and writes foreign call options to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. As of December 31, 2004 and 2003, foreign currency swaps had a notional value of $49,262 and $0, respectively, and a fair value of $(5,902) and $0, respectively. As of December 31, 2004 and 2003 the average fair value for foreign currency derivatives was ($842) and $0, respectively in liability value. There were no realized gains and losses during the years 2004, 2003 and 2002.

Warrants: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2004 and 2003, the warrants had a notional value of $500 and a fair value of $208 and $534, respectively. As of December 31, 2004 and 2003, the average fair value of the warrants was $313 and $290, respectively. There were no realized gains and losses during the years 2004, 2003 and 2002.

CREDIT RISK

The Company's derivatives counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. By using derivative instruments, the Company is exposed to credit risk, which is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. When the fair value of over-the-counter derivative contracts is positive, this indicates that the counterparty owes the Company, and, therefore, exposes the Company to credit risk.

Credit exposures are generally quantified daily and netted, and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds exposure policy thresholds. The Company also minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by the Company's internal compliance unit, reviewed frequently by senior management and reported to the Company's Finance Committee of the Board of Directors. The Company also maintains a policy of requiring all derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

(f) CONCENTRATION OF CREDIT RISK

As of December 31, 2004, the Company had one fixed maturity that exceeded 10% of capital and surplus that was not the U.S. government or a government agency. The fixed maturity was designated NAIC investment grade. Further, the Company closely monitors concentrations and the potential impact of capital and surplus, should the issuer fail to perform according to the terms of the fixed maturity contract.

The carrying value, gross unrealized gain and estimated fair value of this fixed maturity was $133,765, $1,599, and $135,364, respectively.

(g) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S. Government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $   29,257        $    211         $    (98)       $   29,370
  --Guaranteed and sponsored -- asset backed            476,051           5,071           (1,180)          479,942
International governments                                41,802           4,721             (337)           46,186
Public utilities                                        326,596          15,503             (878)          341,221
All other corporate                                   2,700,917         161,356           (7,801)        2,854,472
All other corporate -- asset-backed                   1,784,676          49,546           (4,464)        1,829,758
Short-term investments                                  189,332              --               --           189,332
Parents, subsidiaries and affiliates                     26,725              --               --            26,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,575,356        $236,408         $(14,758)       $5,797,006
                                                     -------------------------------------------------------------

                                                                           December 31, 2004
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    5,346             558         $    (17)       $    5,887
Common stock -- affiliated                               36,884              --          (31,516)            5,368
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   42,230        $    558         $(31,533)       $   11,255
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                     Statement        Unrealized       Unrealized          Fair
                                                       Value            Gains            Losses           Value
                                                     -------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
U.S government and government agencies and
 authorities:
  --Guaranteed and sponsored                         $  107,943        $    605         $    (47)       $  108,501
  --Guaranteed and sponsored -- asset backed            529,528              --               --           529,528
States, municipalities and political
 subdivisions                                             5,560               7               (4)            5,563
International governments                                44,569           4,201              (13)           48,757
Public utilities                                        266,866          13,955             (625)          280,196
All other corporate                                   2,779,091         150,649           (5,014)        2,924,726
All other corporate -- asset-backed                   1,863,931           7,507           (3,293)        1,868,145
Short-term investments                                  111,118              --               --           111,118
Parents, subsidiaries and affiliates                     41,725              --               --            41,725
                                                     -------------------------------------------------------------
        TOTAL BONDS AND SHORT-TERM INVESTMENTS       $5,750,331        $176,924         $ (8,996)       $5,918,259
                                                     -------------------------------------------------------------

                                                                           December 31, 2003
                                                     -------------------------------------------------------------
                                                                        Gross            Gross          Estimated
                                                                      Unrealized       Unrealized          Fair
                                                        Cost            Gains            Losses           Value
                                                     -------------------------------------------------------------
COMMON STOCKS
Common stock -- unaffiliated                         $    4,807        $    376         $    (62)       $    5,121
Common stock -- affiliated                               36,884              --          (30,815)            6,069
                                                     -------------------------------------------------------------
                           TOTAL COMMON STOCKS       $   41,691        $    376         $(30,877)       $   11,190
                                                     -------------------------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Asset-backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or repayment provisions.

                                                       Statement
                                                         Value          Fair Value
                                                       ---------------------------
MATURITY
One year or less                                       $  682,447       $  702,743
Over one year through five years                        2,339,182        2,435,441
Over five years through ten years                       1,865,432        1,942,201
Over ten years                                            688,295          716,621
                                                       ---------------------------
                                         TOTAL         $5,575,356       $5,797,006
                                                       ---------------------------

Bonds with a carrying value of $3,969 and $3,612 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.

(h) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's commercial mortgage loans during 2004 were 9.5% and 6.53%, respectively. During 2004, the Company did not reduce interest rates on any outstanding mortgage loans. The highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed or purchase money mortgages, was 55.9%. There were no taxes, assessments and any amounts advanced and not included in the mortgage loan total. As of December 31, 2004, the Company did not hold mortgages with interest more than 180 days past due. There were no impaired loans with a related allowance for credit losses as of December 31, 2004 and 2003.

(i) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR (OTHER THAN MORTGAGE LOANS)

The total recorded investment in restructured loans, as of December 31, 2004 and 2003 was $1,207 and $968, respectively. The realized capital losses related to these loans, as of December 31, 2004 and 2003 were $157 and $0, respectively.

(j) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The Company had no repurchase agreements as of December 31, 2004 and 2003.

(k) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS STATEMENT ITEMS:

                                                         2004                                2003
                                              ---------------------------------------------------------------
                                               Carrying        Estimated           Carrying        Estimated
                                                Amount         Fair Value           Amount         Fair Value
                                              ---------------------------------------------------------------
ASSETS
  Bonds and short-term investments            $5,575,356        5,797,006         $5,750,331        5,918,259
  Common stocks                                   11,255           11,255             11,190           11,190
  Preferred stocks                                    --               --                  4                4
  Policy loans                                   310,520          310,520            294,714          294,714
  Mortgage loans                                  69,626           78,851             95,737           95,737
  Derivative related assets                        1,397            1,397              7,418            7,418
  Other invested assets                           26,961           26,961             40,685           40,685
LIABILITIES
  Deposit funds and other benefits            $  121,745          121,745         $  100,128          100,128
  Derivative related liabilities                   5,780           31,011                 --            6,598
                                              ---------------------------------------------------------------

The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value for bonds, short-term investments, preferred stocks and common stocks approximate those quotations published by the NAIC; policy and mortgage loan carrying amounts approximate fair value; fair value of derivative instruments, including swaps, issued caps, floors, futures, forward commitments and collars, are determined using a pricing model which is similar to external valuation models; investments in partnerships and trusts are based on external market valuations from partnership and trust management; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

(l) JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of its admitted assets. The Company did not recognize any impairment write-downs for its investments in joint ventures, partnerships, or limited liability companies for the periods presented. There are no future commitments to joint ventures, partnerships or limited liability companies.

(m) SECURITIES LENDING

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned for a short period of time from the Company's portfolio to qualifying third parties, via a lending agent. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2004 and 2003. As of December 31, 2004 and 2003, all collateral accepted was held in separate custodial accounts. As of December 31, 2004 and 2003, the fair value of the loaned securities was approximately $180,346 and $236,373, respectively, and was included in Cash and Short Term Investments. The cash collateral received as of December 31, 2004 and 2003 of approximately $183,321 and $240,331, respectively, was invested in short-term securities and was also included in fixed maturities, with a corresponding liability for the obligation to return the collateral recorded in other liabilities.

(n) SECURITY UNREALIZED LOSS AGING

The following table presents amortized cost, fair value, and unrealized losses for the Company's fixed maturity and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2004.

                                                                     December 31, 2004
                                     ----------------------------------------------------------------------------------
                                            Less Than 12 Months                  12 Months or More             Total
                                     ----------------------------------------------------------------------------------
                                     Amortized     Fair     Unrealized   Amortized     Fair     Unrealized   Amortized
                                       Cost       Value       Losses       Cost       Value       Losses        Cost
                                     ----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                         $ 12,590    $ 12,492    $    (98)   $     --    $     --    $     --    $   12,590
  -- guaranteed and
   sponsored -- asset-backed          157,272     156,301        (971)      6,714       6,505        (209)      163,986
International governments                  --          --          --      10,517      10,180        (337)       10,517
Public utilities                       29,873      29,638        (235)     16,122      15,479        (643)       45,995
All other corporate
 including international              373,010     367,665      (5,345)     65,001      62,545      (2,456)      438,011
All other corporate --
 asset-backed                         423,586     419,730      (3,856)     26,610      26,002        (608)      450,196
                                     ----------------------------------------------------------------------------------
      TOTAL FIXED MATURITIES          996,331     985,826     (10,505)    124,964     120,711      (4,253)    1,121,295
Common stock -- unaffiliated               --          --          --         696         679         (17)          696
Common stock -- affiliated                 --          --          --      36,884       5,368     (31,516)       36,884
                                     ----------------------------------------------------------------------------------
                TOTAL EQUITY               --          --          --      37,580       6,047     (31,533)       37,580
                                     ----------------------------------------------------------------------------------
            TOTAL SECURITIES         $996,331    $985,826    $(10,505)   $162,544    $126,758    $(35,786)   $1,158,875
                                     ----------------------------------------------------------------------------------

                                 December 31, 2004
                              -----------------------
                                       Total
                              -----------------------
                                 Fair      Unrealized
                                Value        Losses
                              -----------------------
U.S. Gov't and Gov't
 agencies and authorities
  -- guaranteed and
   sponsored                  $   12,492    $    (98)
  -- guaranteed and
   sponsored -- asset-backed     162,806      (1,180)
International governments         10,180        (337)
Public utilities                  45,117        (878)
All other corporate
 including international         430,210      (7,801)
All other corporate --
 asset-backed                    445,732      (4,464)
                              -----------------------
      TOTAL FIXED MATURITIES   1,106,537     (14,758)
Common stock -- unaffiliated         679         (17)
Common stock -- affiliated         5,368     (31,516)
                              -----------------------
                TOTAL EQUITY       6,047     (31,533)
                              -----------------------
            TOTAL SECURITIES  $1,112,584    $(46,291)
                              -----------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

As of December 31, 2004, fixed maturities represented approximately 100% of the Company's total unrealized loss amount, which was comprised of approximately 220 different securities. The Company held no securities as of December 31, 2004 that were in an unrealized loss position in excess of $862. There were no fixed maturities or equity securities as of December 31, 2004, with a fair value less than 80% of the security's amortized cost for six continuous months other than certain ABS and CMBS accounted for under SSAP 43. Based on management's best estimate of future cash flows, there were no such ABS and CMBS in an unrealized loss position as of December 31, 2004 that were deemed to be other-than-temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 200 securities of which 94%, or $9,823, were comprised of securities with fair value to amortized cost ratios at or greater than 90%.

The majority of these securities are investment grade securities depressed due to changes in interest rates from the date of purchase.

The securities depressed for twelve months or more as of December 31, 2004 were comprised of 30 securities. Of the twelve months or more unrealized loss amount $3,502, or 82%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. The majority of the securities depressed for twelve months or more are investment grade securities depressed due to changes in interest rates from the date of purchase.

The following table presents amortized cost, fair value and unrealized losses for the Company's fixed maturity and equity securities, excluding non-highly rated securitized financial assets with contractual cash flows, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2003.

                                                                         December 31, 2003
                                          --------------------------------------------------------------------------------
                                                 Less Than 12 Months                 12 Months or More             Total
                                          --------------------------------------------------------------------------------
                                          Amortized     Fair     Unrealized   Amortized    Fair     Unrealized   Amortized
                                            Cost       Value       Losses       Cost       Value      Losses       Cost
                                          --------------------------------------------------------------------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                               $  4,055    $  4,008    $   (47)    $     --    $    --    $     --    $  4,055
States, municipalities and
 political subdivisions                      5,169       5,165         (4)          --         --          --       5,169
International governments                      337         324        (13)          --         --          --         337
Public utilities                             8,289       8,108       (181)       5,973      5,529        (444)     14,262
All other corporate including
 international                             162,756     157,796     (4,960)      10,084     10,030         (54)    172,840
All other corporate --
 asset-backed                               54,323      53,494       (829)      45,853     45,611        (242)    100,176
                                          --------------------------------------------------------------------------------
           TOTAL FIXED MATURITIES          234,929     228,895     (6,034)      61,910     61,170        (740)    296,839
Common stock -- unaffiliated                   212         193        (19)       2,486      2,443         (43)      2,698
Common stock -- affiliated                      --          --         --       36,884      6,069     (30,815)     36,884
                                          --------------------------------------------------------------------------------
                     TOTAL EQUITY              212         193        (19)      39,370      8,512     (30,858)     39,582
                                          --------------------------------------------------------------------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                               $235,141    $229,088    $(6,053)    $101,280    $69,682    $(31,598)   $336,421
                                          --------------------------------------------------------------------------------

                                     December 31, 2003
                                   ---------------------
                                           Total
                                   ---------------------
                                     Fair     Unrealized
                                    Value       Losses
                                   ---------------------
U.S. Gov't and Gov't agencies and
 authorities (guaranteed and
 sponsored)                        $  4,008    $    (47)
States, municipalities and
 political subdivisions               5,165          (4)
International governments               324         (13)
Public utilities                     13,637        (625)
All other corporate including
 international                      167,826      (5,014)
All other corporate --
 asset-backed                        99,105      (1,071)
                                   ---------------------
           TOTAL FIXED MATURITIES   290,065      (6,774)
Common stock -- unaffiliated          2,636         (62)
Common stock -- affiliated            6,069     (30,815)
                                   ---------------------
                     TOTAL EQUITY     8,705     (30,877)
                                   ---------------------
TOTAL TEMPORARILY IMPAIRED
 SECURITIES                        $298,770    $(37,651)
                                   ---------------------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a non-life insurance subsidiary which is stated at fair value on the Admitted assets, liabilities and surplus. The Company does not have any current plans to dispose of this investment.

There were no fixed maturities or equity securities as of December 31, 2003, with a fair value less than 80% of the security's amortized cost. As of December 31, 2003, fixed maturities represented approximately 99% of the Company's unrealized loss amount, which was comprised of approximately 70 different securities. As of December 31, 2003, the Company held no securities presented in the table above that were at an unrealized loss position in excess of $1,025.

The majority of the securities in an unrealized loss position for less than twelve months are depressed due to the rise in long-term interest rates. This group of securities was comprised of approximately 60 securities. Of the less than twelve months total unrealized loss amount $5,028, or 83%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%. As of December 31, 2003, $5,253 of the less than twelve months total unrealized loss amount was comprised of securities in an unrealized loss position for less than six continuous months.

The securities depressed for twelve months or more were comprised of less than 15 securities. Of the twelve months or more unrealized loss amount $748, or 96%, was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 90%.

As of December 31, 2003, the sector in the greatest gross unrealized loss position for twelve months or more in the schedule above was the utilities sector, 100% of which was comprised of securities with fair value to amortized cost ratios as of December 31, 2003 at or greater than 86%. The utilities sector remains adversely impacted by several events that primarily occurred in 2001 including the bankruptcy of Enron Corp., the decline in the energy trading industry and the regulatory, political and legal effect of the California utility crises. These events led to credit downgrades, which continue to negatively impact security price levels. Companies have begun to reduce leverage, selling various non-core businesses and have secured liquidity sources either through capital market issuances or bank lines to support cash flow needs. Improved credit fundamentals coupled with increased energy prices and demand should allow the price of these companies' securities to improve.

As part of the Company's ongoing security monitoring process by a committee of investment and accounting professionals, the Company has reviewed its investment portfolio and concluded that there were no additional other-than-temporary impairments as of December 31, 2004 and 2003. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, management's intent and ability to hold these securities, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified above were temporarily depressed.

The evaluation for other-than-temporary impairments is a quantitative and qualitative process, which is subject to risks and uncertainties in the determination of whether declines in the fair value of investments are other-than-temporary. The risks and uncertainties include changes in general economic conditions, the issuer's financial condition or near term recovery prospects and the effects of changes in interest rates.

4. INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member of the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company was filing a separate Federal income tax return.

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                              December 31,       December 31,
                                                                  2004               2003
                                                              -------------------------------
Total of all deferred tax assets (admitted and non-admitted)    $446,816           $423,715
Total of all deferred tax liabilities                            (29,360)           (57,848)
                                                              -------------------------------
Net deferred assets/(liability)                                  417,456            365,867
Net admitted deferred asset/(liability)                           97,105             55,301
                                                              -------------------------------
Total deferred tax assets non-admitted in accordance with
 SSAP No. 10, INCOME TAXES                                      $320,351           $310,566
                                                              -------------------------------
Increase (decrease) in deferred taxes non-admitted              $  9,785           $(53,963)
                                                              -------------------------------

(b) Deferred tax liabilities are not recognized for the following amounts:

Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and would be taxable only under conditions which management considered to be remote; therefore, no federal income taxes have been provided on the balance in this account. The American Jobs Creation Act of 2004, which was enacted in October 2004, allows distributions to be made from the Policyholders' Surplus Account free of tax in 2005 and 2006. The Company anticipates that, based on currently available information, this change will permanently eliminate the tax on this deferred income.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                       2004           2003          2002
                                                                     -------------------------------------
Federal                                                              $(87,470)      $(21,840)      $25,183
                                                                     -------------------------------------
Foreign                                                                    --          1,885         3,528
                                                                     -------------------------------------
Federal income tax on capital gains                                    23,483         21,940        23,053
                                                                     -------------------------------------
                               CURRENT INCOME TAXES INCURRED         $(63,987)      $  1,985       $51,764
                                                                     -------------------------------------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Reserves                                                         $ 44,480           $ 23,627         $ 20,853
Fortis ceding commission                                               --             15,256          (15,256)
Tax DAC                                                           245,155            226,262           18,893
Bonds                                                               8,536             21,085          (12,549)
NOL carryforward/AMT credits                                      114,164            108,582            5,582
Software project deferral                                           2,763                 --            2,763
Other                                                              31,718             28,903            2,815
                                                               ----------------------------------------------
                             TOTAL DEFERRED TAX ASSETS           $446,816           $423,715         $ 23,101
                                                               ----------------------------------------------
                      DEFERRED TAX ASSETS NON-ADMITTED           $320,351           $310,566         $  9,785
                                                               ----------------------------------------------

Deferred tax liabilities resulting from book/tax difference:

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Bonds                                                            $(15,793)          $(13,550)        $ (2,243)
Tax preferred investments                                              --            (29,655)          29,655
Accrued deferred compensation                                      (1,710)              (102)          (1,608)
Software project deferral                                              --             (1,121)           1,121
Deferred and uncollected                                          (11,237)           (10,234)          (1,003)
Other                                                                (620)            (3,186)           2,566
                                                               ----------------------------------------------
                        TOTAL DEFERRED TAX LIABILITIES           $(29,360)          $(57,848)        $ 28,488
                                                               ----------------------------------------------

                                                               December 31,       December 31,
                                                                   2004               2003            Change
                                                               ----------------------------------------------
Total deferred tax assets                                        $446,816           $423,715         $ 23,101
Total deferred tax liabilities                                    (29,360)           (57,848)          28,488
                                                               ----------------------------------------------
Net deferred tax asset (liability)                               $417,456           $365,867           51,589
                                                               ----------------------------------------------
Change in net deferred income tax                                                                    $ 51,589
                                                               ----------------------------------------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Tax provision at statutory rate           $  67,442      35.0%        $ 96,886      35.0%        $ (71,865)    (35.0)%
Tax preferred investments                   (78,652)    (40.8)%        (69,159)    (25.0)%         (64,562)    (31.4)%
Unrealized gains/(losses)                    (5,367)     (2.8)%             --        --                --        --
IMR adjustment                                 (369)     (0.2)%             --        --                --        --
1998-2001 IRS audit                        (102,502)    (53.2)%             --        --                --        --
Other                                         3,872       2.0%           2,741       1.0%           (3,208)     (1.6)%
                                          ----------------------------------------------------------------------------
                            TOTAL         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

                                                      Effective                  Effective                   Effective
                                                         Tax                        Tax                         Tax
                                            2004        Rate            2003       Rate            2002        Rate
                                          ----------------------------------------------------------------------------
Federal and foreign income tax
 incurred                                 $ (63,987)    (33.2)%       $  1,985       0.7%        $  51,764      25.2%
Change in net deferred income
 taxes                                      (51,589)    (26.8)%         28,483      10.3%         (191,399)    (93.2)%
                                          ----------------------------------------------------------------------------
     TOTAL STATUTORY INCOME TAXES         $(115,576)    (60.0)%       $ 30,468      11.0%        $(139,635)    (68.0)%
                                          ----------------------------------------------------------------------------

(e) As of December 31, 2004, the Company had no operating loss carry forwards.

The following are year to date income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

2004                   $         7,825
2003                   $         1,985

(f) The Company's Federal income tax return is consolidated within The Hartford Financial Services Group, Inc. consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.

5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were included in this reinsurance arrangement beginning in the first quarter of 2002 and, as such, the amounts ceded to RGA have increased.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the company to the reinsurer, and for which such obligation is not presently accrued is $219,998 in 2004, an increase of $9,069 from the 2003 balance of $210,929. The total amount of reinsurance credits taken for this agreement is $338,458 in 2004, an increase of $13,953 from the 2003 balance of $324,505.

On June 30, 2003, the Company recaptured a block of business previously reinsured with an unaffiliated reinsurer. Under this treaty, the Company reinsured a portion of the guaranteed minimum death benefit feature associated with certain of its annuity contracts. As consideration for recapturing the business and final settlement under the treaty, the Company has received assets valued at approximately $20,073 and 500 thousand warrants exercisable for the unaffiliated company's stock. Prospectively, as a result of the recapture, the Company will be responsible for all of the remaining and ongoing risks associated with the GMDB's related to this block of business. As of December 31, 2002, the Company established a liability for reinsurance in unauthorized companies of $36,926 related to this reinsurer.

Effective July 7, 2003, the Company entered into an indemnity reinsurance arrangement with Hartford Life and Accident Company ("HLA"). Through this arrangement, the Company will automatically cede 100% of the guaranteed minimum withdrawal benefits incurred on variable annuity contracts that were otherwise not reinsured. As of December 31, 2004 and 2003, the amount of ceded premiums was $33,947 and $3,612, respectively, and the reserve credit taken was $37,018 and $3,680, respectively.

The amount of reinsurance recoverables from reinsurers was $15,488 and $16,578 at December 31, 2004 and 2003, respectively.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2004
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,626,098       $1,483,460         $  (948,528)      $ 6,161,030
Policy and Contract Claim Liabilities      $    21,331       $   14,491         $    (8,942)      $    26,880
Premium and Annuity Considerations         $11,712,335       $  259,653         $  (352,200)      $11,619,788
Death, Annuity, Disability and Other
 Benefits                                  $   196,436       $  113,044         $   (40,442)      $   269,038
Surrenders and Other Fund Withdrawals      $ 6,150,801       $  584,474         $(1,300,184)      $ 5,435,091

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2003
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,671,324       $1,511,423         $  (761,273)      $ 6,421,474
Policy and Contract Claim Liabilities      $    22,699       $   14,201         $    (9,066)      $    27,834
Premium and Annuity Considerations         $12,173,716       $  287,413         $  (345,423)      $12,115,706
Death, Annuity, Disability and Other
 Benefits                                  $   165,828       $  114,575         $   (37,015)      $   243,388
Surrenders and Other Fund Withdrawals      $ 4,904,307       $  546,275         $(1,071,759)      $ 4,378,823

                                             Direct           Assumed              Ceded              Net
                                           ------------------------------------------------------------------
2002
Aggregate Reserves for Life and Accident
 and Health Policies                       $ 5,566,253       $1,511,752         $  (946,667)      $ 6,131,338
Policy and Contract Claim Liabilities      $    26,680       $   15,825         $    (8,649)      $    33,856
Premium and Annuity Considerations         $ 8,401,771       $  371,175         $(4,146,116)      $ 4,626,830
Death, Annuity, Disability and Other
 Benefits                                  $   138,864       $  114,019         $   (25,083)      $   227,800
Surrenders and Other Fund Withdrawals      $ 4,436,989       $  766,314         $  (459,359)      $ 4,743,944

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

The following presents premium and annuity considerations (deferred and uncollected) as of December 31, 2004 and 2003:

                                                                     December 31,       December 31,
                                                                         2004               2004
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,856            $ 3,339
Ordinary Renewal                                                        18,614             29,980
Group Life                                                                  37                 68
                                                                     -------------------------------
                                                       TOTAL           $21,507            $33,387
                                                                     -------------------------------

                                                                     December 31,       December 31,
                                                                         2003               2003
                                                                     -------------------------------
                                                                                           Net of
                                                                        Gross             Loading
                                                                     -------------------------------
TYPE
Ordinary New Business                                                  $ 2,414            $ 2,831
Ordinary Renewal                                                        16,253             25,079
Group Life                                                                  45                 80
                                                                     -------------------------------
                                                       TOTAL           $18,712            $27,990
                                                                     -------------------------------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. The terms of the settlement require that these amounts be settled generally within 30 days.

The Company has also invested in bonds of its indirect affiliates, Hartford Financial Services Corporation, and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, Ltd.

In connection with a comprehensive evaluation of various capital maintenance and allocation strategies by The Hartford Financial Services Group ("The Hartford"), intercompany asset sale transactions were executed in March and April 2003. The transactions resulted in certain of The Hartford's Property & Casualty subsidiaries selling ownership interests in certain high quality fixed maturity securities to Hartford Life and Accident Insurance Company, Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for cash equal to the fair value of the securities as of the effective date of the sales. The transfer re-deployed to the Life subsidiaries desirable investments without incurring substantial transaction costs that would have been payable in a comparable open market transaction. The fair value of securities transferred in March and April 2003 were $140 million and $413 million, respectively.

For additional information, see Notes 4, 5 and 8.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $31,786, $8,599 and $4,357 for 2004, 2003 and 2002, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2004, 2003 or 2002.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in common stock of The Hartford or certain other investments, are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%. The cost to the Company for the above-mentioned plan was approximately $3.8 million, $2.7 million and $2.5 million in 2004, 2003 and 2002, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31(st) or the net gain from operations after dividends to policyholders, Federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. There were no dividends paid or declared in 2004, 2003 or 2002. The amount available for dividend in 2005 is approximately $0.

The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                  2004               2003
                                                              -------------------------------
Unrealized gains and losses                                    $ (46,387)         $ (32,805)
Nonadmitted asset values                                       $(351,559)         $(334,593)
Asset valuation reserves                                       $ (30,117)         $ (16,542)
Reinsurance in unauthorized companies                          $    (222)         $     (76)

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $62.9 billion and $52.2 billion as of December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $904 million, $626 million and $518 million for the years ended December 31, 2004, 2003 and 2002, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Nonguaranteed Separate Accounts as of December 31, 2004 is as follows:

                                                                                  Total
                                                                               -----------
 1.  Premiums considerations or deposits for the year ended 2004               $ 8,453,455
                                                                               -----------
 2.  Reserves @ year end
      I.  For accounts with assets at:
          Market value                                                         $61,093,263
                                                                               -----------
          Total reserves                                                       $61,093,263
                                                                               -----------
     II.  By withdrawal characteristics:
          Subject to discretionary withdrawal                                       67,071
          Market value                                                          60,925,462
                                                                               -----------
          Subtotal                                                              60,992,533
          Not subject to discretionary withdrawal                                  100,730
                                                                               -----------
                                                                 TOTAL         $61,093,263
                                                                               -----------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) LITIGATION

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.

BROKER COMPENSATION LITIGATION--In June 2004, The Hartford received a subpoena from the New York Attorney General's Office in connection with its inquiry into compensation arrangements between brokers and carriers. In mid-September 2004 and subsequently, The Hartford has received additional subpoenas from the New York Attorney General's Office, which relate more specifically to possible anti-competitive activity among brokers and insurers. In October through December 2004, The Hartford received subpoenas or other information requests from Attorneys General and regulatory agencies in more than a dozen jurisdictions regarding broker compensation and possible anti-competitive activity. The Hartford may receive additional subpoenas and other information requests from Attorneys General or other regulatory agencies regarding similar issues. The Hartford also has received a subpoena from the New York Attorney General's Office requesting information related to The Hartford's underwriting practices with respect to legal professional liability insurance. In addition, The Hartford has received a request for information from the New York Attorney General's Office concerning The Hartford's compensation arrangements in connection with the administration of workers compensation plans. The Hartford intends to continue cooperating fully with these investigations, and is conducting an internal review, with the assistance of outside counsel, regarding the issues under investigation.

On October 14, 2004, the New York Attorney General's Office filed a civil complaint (the "NYAG Complaint") against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh"). The complaint alleges, among other things, that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them. The Hartford is not joined as a defendant in the action. Although no regulatory action has been initiated against The Hartford in connection with the allegations described in the civil complaint, it is possible that the New York Attorney General's Office or one or more other regulatory agencies may pursue action against The Hartford or one or more of its employees in the future. The potential timing of any such action is difficult to predict. If such an action is brought, it could have a material adverse effect on the Company. Since the filing of the NYAG Complaint, several private actions have been filed against The Hartford asserting claims arising from the allegations of the NYAG Complaint. The Hartford and the individual defendants dispute the allegations and intend to defend these actions vigorously.

There continues to be significant federal and state regulatory activity relating to financial services companies, particularly mutual funds companies. These regulatory inquiries have focused on a number of mutual fund issues, including market timing and late trading, revenue sharing and directed brokerage, fees, transfer agents and other fund service providers, and other mutual-fund related issues. The Company continues to cooperate fully with the SEC, the New York Attorney General's Office and other regulatory agencies.

(b) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $1,268 and was refunded $2 in 2004 and 2003, respectively, of which $762 increased and $1 decreased in 2004 and 2003, respectively, the creditable amount against premium taxes.

(c) LEASES

As discussed in Note 8, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to The Hartford for space occupied by The Hartford's life insurance companies was $16,738 and $8,164 in 2004 and 2003, respectively. Future minimum rental commitments are as follows:

2005                   $        13,657
2006                            12,673
2007                            11,220
2008                             9,588
2009                             8,274
Thereafter                       8,958
                       ---------------
Total                  $        64,370
                       ---------------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized on a level basis over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2009, and amounted to $5,574 and $3,195 in 2004 and 2003, respectively.

(d) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all adjustments, and as a result, the Company booked a $102,502 tax benefit to reflect the impact of the audit settlement on tax years prior to 2004. The benefit relates primarily to the separate account DRD and interest. The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                     *****

                                     PART C

                                OTHER INFORMATION

Item 26. Exhibits

     (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b) Not Applicable.

     (c) (1) Principal Underwriting Agreement.(1)

     (c) (2) Form of Selling Agreements.(2)

     (d) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy.(1)

     (e) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies.(1)

     (f) Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

     (g) Contracts of Reinsurance.(4)

     (h) Form of Participation Agreement.(4)

     (i) Not Applicable.

     (j) Not Applicable.

     (k) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

     (l) Not Applicable.

     (m) Not Applicable.

     (n) Consent of Deloitte & Touche LLP.

     (o) No Financial Statements are Omitted.

     (p) Not Applicable.

     (q) Memorandum describing transfer and redemption procedures.(1)

     (r) Power of Attorney.

--------
(1) Incorporated by reference to Initial Filing to the Registration Statement on Form S-6, File No. 33-61267, dated July 24, 1995.

(2) Incorporated by reference to the Pre-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-61267, dated May 31, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

(4) Incorporated by reference to the Post-Effective Amendment No. 7 to the Registration Statement on Form S-6, File No. 33-63731, dated April 19, 1999.

Item 27.  Officers and Directors.

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David G. Bedard                              Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Senior Vice President and Deputy Chief Financial Officer
-------------------------------------------- -------------------------------------------------------------------------
Richard G. Costello                          Vice President and Secretary
-------------------------------------------- -------------------------------------------------------------------------
Rochelle S. Cummings                         Vice President
-------------------------------------------- -------------------------------------------------------------------------
James Davey                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Charles J. DiVencenzo, Jr.                   Vice President
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Christopher M. Grinnell                      Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Susan M. Hess                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
George R. Jay                                Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael L. Kalen                             Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Thomas P. Kalmbach                           Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deborah Koltenuk                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Chief Executive Officer and Chairman of the Board, Director*
-------------------------------------------- -------------------------------------------------------------------------
Kenneth A. McCullum                          Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Ernest M. McNeill, Jr.                       Vice President and Chief Accounting Officer*
-------------------------------------------- -------------------------------------------------------------------------
Jonathan L. Mercier                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter J. Michalik                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
John J. Mittelstadt                          Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Marianne O'Doherty                           Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael J. Roscoe                            Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Wade A. Seward                               Assistant Vice President
-------------------------------------------- -------------------------------------------------------------------------
Martin A. Swanson                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
James E. Trimble                             Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
Charles N. Vest                              Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Eric H. Wietsma                              Assistant Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Lizabeth H. Zlatkus                          Executive Vice President and Chief Financial Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Executive Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

-------------
* Denotes Board of Directors of Hartford.

Item 28. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Incorporated by reference to Post-Effective Amendment No. 14 to the Registration Statement File No. 333-50280, filed on April 5, 2005.

Item 29. Indemnification

Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to
Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive.
Section 33 -776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

    A.  conducted himself in good faith;

    B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

    C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

    A.  conducted himself in good faith;

    B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

    C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

     (a) HESCO acts as principal underwriter for the following investment companies:

         Hartford Life Insurance Company - Separate Account VL I
         Hartford Life Insurance Company - Separate Account VL II
         Hartford Life Insurance Company - ICMG Secular Trust Separate Account Hartford Life Insurance Company - ICMG Registered Variable Life
            Separate Account A
         Hartford Life and Annuity Insurance Company - Separate Account VL I Hartford Life and Annuity Insurance Company - Separate Account VL II Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

     (b) Directors and Officers of HESCO

                                                     POSITIONS AND OFFICES
               NAME                                   WITH UNDERWRITER
               ----                                   ----------------
         David A. Carlson                 Senior Vice President &
                                          Deputy Chief Financial Officer
         Richard G. Costello              Vice President and Secretary
         Timothy M. Fitch                 Senior Vice President & Actuary
         George R. Jay                    Chief Broker-Dealer Compliance
                                          Officer
         Michael L. Kalen                 Executive Vice President, Director
         Joseph F. Mahoney                Vice President
         Thomas M. Marra                  President and Chief Executive Officer,
                                          Director
         John C. Walters                  Executive Vice President
         Neal S. Wolin                    Executive Vice President and
                                          General Counsel

         Unless otherwise indicated, the principal business address of each of the above individuals is Hartford Plaza, Hartford, CT
         06115.

Item 31. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 32. Management Services

         All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 33. Representation of Reasonableness of Fees

         Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the Town of Simsbury, and State of Connecticut on this 5th day of April, 2005.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
ICMG REGISTERED VARIABLE LIFE SEPARATE ACCOUNT ONE
        (Registrant)

By: Thomas M. Marra                                     *By: /s/ Jerry K. Scheinfeldt
   -------------------------------------------               ----------------------------
    Thomas M. Marra,                                         Jerry K. Scheinfeldt
    President, Chief Executive Officer and                   Attorney-In-Fact
    Chairman of the Board*

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
   -------------------------------------------
    Thomas M. Marra,
    President, Chief Executive Officer and
    Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael L. Kalen, Executive Vice President,
     Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Ernest M. McNeill, Jr., Vice President & Chief
     Accounting Officer*
John C. Walters, Executive Vice President, Director*
Lizabeth H. Zlatkus, Executive Vice President and       *By: /s/ Jerry K. Scheinfeldt
     Chief Financial Officer, Director*                      ----------------------------
David M. Znamierowski, Executive Vice President &            Jerry K. Scheinfeldt
     Chief Investment Officer, Director*                     Attorney-in-Fact

                                                             Date: April 5, 2005

33-63731

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President

1.2  Consent of Deloitte & Touche LLP.

1.3  Power of Attorney.